                     GT GLOBAL GROWTH FUNDS: ADVISOR CLASS
            PROSPECTUS -- MARCH 1, 1995, AS REVISED JANUARY 5, 1996
--------------------------------------------------------------------------------

        GT GLOBAL WORLDWIDE GROWTH FUND                     GT GLOBAL EUROPE GROWTH FUND
      GT GLOBAL INTERNATIONAL GROWTH FUND                   GT GLOBAL JAPAN GROWTH FUND
       GT GLOBAL NEW PACIFIC GROWTH FUND                   GT GLOBAL AMERICA GROWTH FUND

Each GT Global Growth Fund (collectively, "Funds"), organized as a diversified series of G.T. Global Growth Series ("Company"), seeks long-term growth of capital by investing in the securities of issuers based in its Primary Investment Area. There can be no assurance that any Fund will achieve its investment objective.

The Funds' investment manager, LGT Asset Management, Inc. ("LGT Asset Management, Inc."), attempts to identify countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates, and to identify companies within such countries and industries that are best positioned to benefit from these factors.

LGT Asset Management, formerly G.T. Capital Management, Inc., and its worldwide affiliates are part of Liechtenstein Global Trust, formerly BIL GT Group Limited, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, and BIL GT Group Limited was renamed Liechtenstein Global Trust.

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1995, as revised January 5, 1996, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

An investment in one or more of the Funds offers the following advantages:

/ / Access to Securities Markets Around the World

/ / Professional Management by a Leading Manager with Offices in the World's
    Major Markets

/ / Automatic Dividend and Other Distribution Reinvestment

/ / Exchange Privileges with the Advisor Class of Other GT Global Mutual Funds

FOR FURTHER INFORMATION CALL (800) 824-1580 OR CONTACT YOUR

FINANCIAL ADVISOR.

[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL GROWTH FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         18
How To Invest.............................................................................         23
How to Make Exchanges.....................................................................         24
How to Redeem Shares......................................................................         25
Shareholder Account Manual................................................................         27
Calculation of Net Asset Value............................................................         28
Dividends, Other Distributions and Federal Income Taxation................................         29
Management................................................................................         30
Other Information.........................................................................         34

                               Prospectus Page 2

                             GT GLOBAL GROWTH FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------

           GT GLOBAL WORLDWIDE GROWTH FUND                           GT GLOBAL EUROPE GROWTH FUND
         GT GLOBAL INTERNATIONAL GROWTH FUND                         GT GLOBAL JAPAN GROWTH FUND
          GT GLOBAL NEW PACIFIC GROWTH FUND                         GT GLOBAL AMERICA GROWTH FUND

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

Investment Objectives:         Each Fund seeks long-term growth of capital
Principal Investments:         Each Fund invests primarily in equity securities of issuers within its Primary Investment Area
Investment Manager:            LGT  Asset  Management,  part  of  Liechtenstein  Global  Trust, a provider of global asset  management and private banking  products and  services to individual  and institutional investors entrusted with approximately $45 billion in total assets
                               Advisor Class shares  are offered through  this Prospectus to  (a)
Advisor Class Shares:          trustees  or  other  fiduciaries  purchasing  shares  for employee benefit plans which are sponsored  by organizations which have  at least  1,000 employees;  (b) any account  with assets  of at least
                               $25,000 if  (i) a  financial planner,  trust company,  bank  trust
                               department   or  registered  investment   adviser  has  investment
                               discretion over such  account, and  (ii) the  account holder  pays such  person as compensation for its  advice and other services an annual fee of at least .50% on the assets in the account; (c)  any account  with assets  of at least  $25,000 if (i)  such account is established under  a  "wrap fee"  program,  and (ii)  the  account holder  pays the sponsor of such program an annual fee of at least
                               .50% on the assets in the account; (d) accounts advised by one  of the  companies comprising or  affiliated with Liechtenstein Global
                               Trust; and (e) any of the companies comprising or affiliated  with
                               Liechtenstein Global Trust
Exchange Privileges:           Advisor Class shares of one Fund may only be exchanged for Advisor
                               Class  shares of other GT Global  Mutual Funds, which are open-end management investment companies advised and/or administered by LGT
                               Asset Management and registered  with the Securities and  Exchange
                               Commission
Dividends and Other
  Distributions:               Dividends  paid annually from available  net investment income and realized net short-term  capital gains;  other distributions  paid annually from realized net capital gain and net gains from foreign currency transactions, if any
Reinvestment:                  Distributions  may  be reinvested  automatically in  Advisor Class shares of  the distributing  Fund or  in Advisor  Class shares  of other GT Global Funds
Net Asset Value:               Advisor  Class shares of GT Global Growth Funds are expected to be quoted daily in the financial section of most newspapers

                               Prospectus Page 3

                             GT GLOBAL GROWTH FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

THE FUNDS. Each GT Global Growth Fund is a diversified series of G.T. Global Growth Series ("Company"), a registered open-end management investment company. Advisor Class shares of each Fund's common stock are available through Financial Advisors who have entered into agreements with the Fund's distributor, GT Global, Inc. ("GT Global") and certain of its affiliates. See "How to Invest" and "Shareholder Account Manual." Shares also may be acquired directly through the Funds' distributor or through exchanges of shares of the other GT Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed through the Funds' transfer agent, GT Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

INVESTMENT MANAGER AND ADMINISTRATOR. LGT Asset Management is the Funds' investment manager and administrator. LGT Asset Management provides investment management and/or administration services to all of the GT Global Mutual Funds as well as other institutional, corporate and individual clients. LGT Asset Management and its worldwide asset management affiliates maintain fully-staffed investment offices in San Francisco, London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. LGT Asset Management is part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management and BIL GT Group Limited was renamed Liechtenstein Global Trust. As of November 30, 1995, assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion. The companies comprising Liechtenstein Global Trust are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

INVESTMENT OBJECTIVES, TECHNIQUES AND RISK FACTORS. Each Fund seeks long-term capital growth and normally invests at least 65% of its assets in the equity securities of issuers domiciled in that Fund's Primary Investment Area. The Primary Investment Area of each Fund corresponds to the Fund's name. Equity securities in which the Funds may invest include common stocks, preferred stocks and warrants to acquire such securities. In selecting securities for the Funds, LGT Asset Management attempts to identify those countries (where multiple markets are permitted) and industries (in each case) where economic and political factors, including currency movements, are likely to produce above-average growth, and then seeks those companies within the countries and industries so identified that are best positioned and managed to take advantage of such factors. See "Investment Objectives and Policies."

Under normal conditions, 20% to 60% of the Worldwide Growth Fund's assets are invested in equity securities of U.S. issuers. The America Growth Fund currently expects to invest a majority of its assets in the securities of small- and mid-size companies. Each Fund may invest up to 20% of its assets in convertible bonds and investment grade debt securities, and may invest up to 15% of its net assets in illiquid securities.

The Funds may engage in certain foreign currency, options and futures transactions to attempt to hedge against the overall level of investment and currency risk associated with its present or planned investments. For temporary defensive purposes, each Fund may hold U.S. or foreign currency and/or may invest any portion of its assets in debt securities or high quality money market instruments of U.S. or foreign issuers. The Funds also temporarily may hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares, or to meet their ordinary daily cash needs. See "Investment Objectives and Policies," "Investment Objectives and Policies -- Other Policies" and "Investment Objectives and Policies -- Options, Futures and Forward Currency Transactions."

There is no assurance that any Fund will achieve its investment objective. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. Changes in foreign currency exchange rates also affect each Fund's net asset value, earnings and gains and losses realized on sales of securities.

                               Prospectus Page 4

                             GT GLOBAL GROWTH FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. Certain foreign countries may impose withholding taxes on income earned and/or gains realized by the Funds in connection with investments in such countries. Each Fund's participation in the currency, options and futures markets involves certain risks and transaction costs. See "Investment Objectives and Policies -- Risk Factors."

EXPENSES. Each Fund (except America Growth Fund) pays LGT Asset Management investment management and administration fees, based on the average daily net assets of the Fund, at the annualized rate of .975% on the first $500 million,
 .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. America Growth Fund pays LGT Asset Management investment management and administration fees, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. LGT Asset Management has undertaken to limit each Fund's, other than America Growth Fund's, expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level 1.90% of the average daily net assets of each Advisor Class shares. Similarly, LGT Asset Management has undertaken to limit the America Growth Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of the Fund's Advisor Class shares.

                               Prospectus Page 5

                             GT GLOBAL GROWTH FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transactions costs associated with investing in the Advisor Class shares of each Fund are reflected in the following tables*:

                                               GT GLOBAL      GT GLOBAL      GT GLOBAL      GT GLOBAL     GT GLOBAL     GT GLOBAL
                                               WORLDWIDE    INTERNATIONAL       NEW           EUROPE        JAPAN        AMERICA
                                                 GROWTH        GROWTH      PACIFIC GROWTH     GROWTH        GROWTH        GROWTH
                                                  FUND          FUND            FUND           FUND          FUND          FUND
                                              ------------  -------------  --------------  ------------  ------------  ------------
                                                ADVISOR        ADVISOR        ADVISOR        ADVISOR       ADVISOR       ADVISOR
                                                 CLASS          CLASS          CLASS          CLASS         CLASS         CLASS
                                              ------------  -------------  --------------  ------------  ------------  ------------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a %
    of offering price)......................          None           None            None          None        None            None
  Sales charges on reinvested
    distributions...........................          None           None            None          None        None            None
  Deferred sales
    charges.................................          None           None            None          None        None            None
  Redemption charges........................          None           None            None          None        None            None
  Exchange fees:
    -- On first four exchanges each
     year...................................          None           None            None          None        None            None
    -- On each additional exchange..........         $7.50          $7.50           $7.50         $7.50       $7.50           $7.50

ANNUAL FUND OPERATING EXPENSES (AS A % OF
  AVERAGE NET ASSETS):
  Investment management and administration
    fees....................................          .98%           .97%            .97%          .96%        .98%            .73%
  12b-1 service and distribution costs......          None           None            None          None        None            None
  Other expenses............................         0.57%          0.47%           0.58%         0.57%       0.77%           0.51%
                                              ------------  -------------  --------------  ------------  ------------  ------------
  Total Fund Operating Expenses.............         1.55%          1.44%           1.55%         1.53%       1.75%           1.24%
                                              ------------  -------------  --------------  ------------  ------------  ------------
                                              ------------  -------------  --------------  ------------  ------------  ------------

--------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:

An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return*:

                                                                                     1 YEAR     3 YEARS     5 YEARS   10 YEARS
                                                                                   ----------  ----------  ---------  ---------
  GT Global Worldwide Growth Fund
      Advisor Class shares.......................................................        $16         $48      N/A        N/A
  GT Global International Growth Fund
      Advisor Class shares.......................................................         14          45      N/A        N/A
  GT Global New Pacific Growth Fund
      Advisor Class shares.......................................................         16          48      N/A        N/A

                               Prospectus Page 6

                             GT GLOBAL GROWTH FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                                                                                     1 YEAR     3 YEARS     5 YEARS   10 YEARS
                                                                                   ----------  ----------  ---------  ---------
  GT Global Europe Growth Fund
      Advisor Class shares.......................................................        $15         $48      N/A        N/A
  GT Global Japan Growth Fund
      Advisor Class shares.......................................................         18          54      N/A        N/A
  GT Global America Growth Fund
      Advisor Class shares.......................................................         12          39      N/A        N/A

------------------
* BECAUSE ADVISOR CLASS SHARES HAVE NOT PREVIOUSLY BEEN OFFERED, EXPENSES ARE ESTIMATES AND DO NOT REFLECT ACTUAL ADVISOR CLASS EXPENSES. SUCH DATA ARE DERIVED FROM CLASS A AND CLASS B SHARE EXPENSES FOR A FUND'S FISCAL YEAR ENDED DECEMBER 31, 1994. THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. "Other expenses" include custody, transfer agent, legal, audit and other expenses. The transfer agent fees are calculated on a per account and per transaction basis, rather than on the basis of average net assets. "Other Expenses" may be reduced to the extent that (i) certain broker/dealers executing the Funds' portfolio transactions pay all or a portion of the Funds' custodian expenses, or (ii) fees received in connection with the lending of portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Funds. Without such reductions, "Other expenses" for Advisor Class shares of Worldwide Growth Fund, International Growth Fund, Pacific Growth Fund, Europe Growth Fund, Japan Growth Fund, and America Growth Fund are estimated to be 0.60%, 0.52%, 0.63%, 0.65%, 0.89% and 0.51%, respectively. See "Management" herein and in the Statement of Additional Information for more information. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies comprising or affiliated with Liechtenstein Global Trust invests in Advisor Class shares of a Fund, such account shall not be subject to duplicative advisory fees. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance.

                               Prospectus Page 7

                             GT GLOBAL GROWTH FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended December 31, 1994 have been audited by Coopers & Lybrand, L.L.P., independent accountants, whose reports thereon appear in the Statement of Additional Information. Information presented below for the periods ended December 31, 1991 and prior thereto was audited by other auditors, which served as the Funds' independent certified public accountants for those periods. Financial information is not presented for Advisor Class shares because no shares of that class were outstanding during the periods presented below.

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                   CLASS B++
                           -------------------------
                                          APRIL 1,                                       CLASS A+
                                            1993       ----------------------------------------------------------------------------
                                             TO
                           YEAR ENDED     DECEMBER                               YEAR ENDED DECEMBER 31,
                            DECEMBER         31,       ----------------------------------------------------------------------------
                            31, 1994        1993*        1994       1993*       1992        1991        1990       1989      1988
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....    $17.39       $15.67        $17.47    $ 14.47     $ 14.07     $ 11.83     $13.63     $10.18      $8.84
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Net investment income
 (loss)..................     (0.11)       (0.04)        (0.00)      0.04        0.07        0.10       0.11      (0.01)      0.02
Net realized and
 unrealized gain (loss)
 on investments..........     (1.16)        2.72         (1.16)      3.92        0.39        2.29      (1.82)      3.82       1.42
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...     (1.27)        2.68         (1.16)      3.96        0.46        2.39      (1.71)      3.81       1.44
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Distributions:
  Net investment
   income................     (0.00)       (0.00)        (0.00)     (0.00)      (0.00)      (0.15)     (0.09)     (0.00)     (0.00)
  Net realized gain on
   investments...........     (0.78)       (0.96)        (0.78)     (0.96)      (0.06)      (0.00)     (0.00)     (0.36)     (0.10)
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
    Total
     distributions.......     (0.78)       (0.96)        (0.78)     (0.96)      (0.06)      (0.15)     (0.09)     (0.36)     (0.10)
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Net asset value, end of
 period..................    $15.34       $17.39        $15.53    $ 17.47     $ 14.47     $ 14.07     $11.83     $13.63     $10.18
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
Total investment return
 (c).....................     (7.32)%       17.3%(a)     (6.65)%     27.6%        3.3%       20.3%    (12.5)%      37.6%      16.3%
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------
                           -----------   -----------   --------   ---------   ---------   ---------   --------   --------   -------

Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............   $52,567      $20,592       $182,467   $193,997    $141,310    $126,868    $85,894    $38,263    $11,673
Ratio of net investment
 income (loss) to average
 net assets..............     (0.66)%       (0.4)%(b)    (0.01)%      0.9%        0.5%        0.8%       0.7%      (0.1)%      0.2%
Ratio of expenses to
 average net assets
 before expense
 reductions..............      2.49%                      1.84%
Ratio of expenses to
 average net assets......      2.46%         2.5%(b)      1.81%       1.9%        2.1%        2.0%       2.1%       2.0%       2.0%
Portfolio turnover
 rate+++.................        86%          92%           86%        92%         95%        122%       107%        91%       181%


                           JUNE 9, 1987
                           (COMMENCEMENT
                                OF
                            OPERATIONS)
                              THROUGH
                           DECEMBER 31,
                               1987
                           -------------
Per Share Operating
 Performance:
Net asset value,
 beginning of period.....    $ 10.00
                           -------------
Net investment income
 (loss)..................      (0.05)
Net realized and
 unrealized gain (loss)
 on investments..........      (1.11)
                           -------------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations...      (1.16)
                           -------------
Distributions:
  Net investment
   income................      (0.00)
  Net realized gain on
   investments...........      (0.00)
                           -------------
    Total
     distributions.......      (0.00)
                           -------------
Net asset value, end of
 period..................    $  8.84
                           -------------
                           -------------
Total investment return
 (c).....................     (11.60)%(a)
                           -------------
                           -------------
Ratios and supplemental
 data:
Net assets, end of period
 (in 000's)..............     $6,570
Ratio of net investment
 income (loss) to average
 net assets..............       (1.4)%(b)
Ratio of expenses to
 average net assets
 before expense
 reductions..............
Ratio of expenses to
 average net assets......        2.8%(b)
Portfolio turnover
 rate+++.................        271%

------------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Calculated based upon weighted average shares outstanding during the period.
(a)  Not annualized.
(b)  Annualized.
(c)  Total investment return does not include sales charges.

                               Prospectus Page 8

                             GT GLOBAL GROWTH FUNDS

                         GT GLOBAL AMERICA GROWTH FUND

                          CLASS B+
                 ---------------------------                                         CLASS A+
                                  APRIL 1,     ------------------------------------------------------------------------------------
                                    1993
                  YEAR ENDED         TO                                      YEAR ENDED DECEMBER 31,
                 DECEMBER 31,   DECEMBER 31,   ------------------------------------------------------------------------------------
                   1994(C)          1993         1994(C)         1993         1992        1991        1990        1989       1988
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Per Share
 Operating
 Performance:
Net asset
 value,
 beginning of
 year..........    $ 17.09        $ 15.90      $  17.17       $  17.12     $  14.13     $ 11.89     $ 12.84     $ 8.76     $ 8.56
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Net investment
 income
 (loss)........      (0.09)         (0.29)         0.04          (0.21 )      (0.11 )      0.01       (0.01 )     0.10 *    (0.40 )
Net realized
 and unrealized
 gain (loss) on
 investments...       2.55           2.78          2.55           1.56         4.54        2.28       (0.94 )     4.65       1.35
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Net increase
 (decrease) in
 net asset
 value
 resulting from
 investment
 operations....       2.46           2.49          2.59           1.35         4.43        2.29       (0.95 )     4.75       0.95
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Distributions:
  Net
   investment
   income......      (0.00)         (0.00)        (0.02)         (0.00 )      (0.00 )     (0.01 )     (0.00 )    (0.10 )    (0.00 )
  Net realized
   gain on
 investments...      (2.05)         (1.30)        (2.05)         (1.30 )      (1.44 )     (0.04 )     (0.00 )    (0.57 )    (0.75 )
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
    Total
    distributions...     (2.05)     (1.30)        (2.07)         (1.30 )      (1.44 )     (0.05 )     (0.00 )    (0.67 )    (0.75 )
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Net asset
 value, end of
 year..........    $ 17.50        $ 17.09      $  17.69       $  17.17     $  17.12     $ 14.13     $ 11.89     $12.84     $ 8.76
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Total
 investment
 return**
 (d)...........      15.06%          16.1%(a)     15.69%        8.3    %    31.7    %   19.3    %   (7.4    )%  54.8   %   11.1   %
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
                 ------------   ------------   ------------   ----------   ----------   ---------   ---------   --------   --------
Ratios and
 supplemental
 data:
Net assets, end
 of period (in
 000's)........    $80,060        $ 1,982      $196,937       $116,468     $166,712     $88,041     $65,413     $9,930     $1,548
Ratio of net
 investment
 income (loss)
 to average net
 assets........      (0.48)%         (1.3)%(b)     0.17%       (0.7    )%   (1.1    )%   0.0    %   (0.1    )%  1.2    %*  (4.7   )%
Ratio of
 expenses to
 average net
 assets after
 expense
 reductions....       2.23%           2.2%(b)      1.58%        1.6    %     1.8    %    1.7    %    2.0    %   1.9    %*  5.1    %
Portfolio
 turnover
 rate++........        102%            92%          102%         92    %     114    %    156    %    145    %   133    %   184    %


                  JUNE 9, 1987
                 (COMMENCEMENT
                 OF OPERATIONS)
                    THROUGH
                  DECEMBER 31,
                      1987
                 --------------
Per Share
 Operating
 Performance:
Net asset
 value,
 beginning of
 year..........     $10.00
                 -------
Net investment
 income
 (loss)........      (0.19 )
Net realized
 and unrealized
 gain (loss) on
 investments...      (1.25 )
                 -------
Net increase
 (decrease) in
 net asset
 value
 resulting from
 investment
 operations....      (1.44 )
                 -------
Distributions:
  Net
   investment
   income......      (0.00 )
  Net realized
   gain on
 investments...      (0.00 )
                 -------
    Total
    distributio      (0.00 )
                 -------
Net asset
 value, end of
 year..........     $ 8.56
                 -------
                 -------
Total
 investment
 return**
 (d)...........   (14.4    )%(a)
                 -------
                 -------
Ratios and
 supplemental
 data:
Net assets, end
 of period (in
 000's)........   1,$039
Ratio of net
 investment
 income (loss)
 to average net
 assets........    (2.7    )%(b)
Ratio of
 expenses to
 average net
 assets after
 expense
 reductions....     3.8    %(b)
Portfolio
 turnover
 rate++........     505    %

------------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by LGT Asset Management of Fund operating expenses of $0.11. Without such reimbursement, the ratio of expenses to average net assets would have been 3.3% and the ratio of net investment income to average net assets would have been (1.2)%.
** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.
(a)  Not annualized.
(b)  Annualized.
(c) The selected per share data were calculated based upon weighted average shares outstanding.
(d)  Total investment return does not include sales charge.

                               Prospectus Page 9

                             GT GLOBAL GROWTH FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                                                                                  CLASS A+
                                                    CLASS B+                -----------------------------------------------------
                                        ---------------------------------
                                         YEAR ENDED      APRIL 1, 1993                     YEAR ENDED DECEMBER 31,
                                        DECEMBER 31,           TO           -----------------------------------------------------
                                            1994       DECEMBER 31, 1993*       1994        1993*      1992      1991      1990
                                        ------------   ------------------   ------------   --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of
 period...............................    $ 10.98           $  8.74         $  11.02       $   8.21  $   8.74  $   7.82  $   9.25
                                        ------------       --------         ------------   --------  --------  --------  --------
Net investment income (loss)..........      (0.10)            (0.01)           (0.04)          0.03      0.11      0.14      0.10
Net realized and unrealized gain
 (loss) on investments................      (0.82)             2.25            (0.82)          2.78     (0.62)     0.89     (1.42)
                                        ------------       --------         ------------   --------  --------  --------  --------
Net increase (decrease) in net asset
 value resulting from investment
 operations...........................      (0.92)             2.24            (0.86)          2.81     (0.51)     1.03     (1.32)
                                        ------------       --------         ------------   --------  --------  --------  --------
Distributions:
  Net investment income...............      (0.04)            (0.00)           (0.04)         (0.00)    (0.02)    (0.11)    (0.11)
  Net realized gain on investments....      (0.95)            (0.00)           (0.95)         (0.00)    (0.00)    (0.00)    (0.00)
                                        ------------       --------         ------------   --------  --------  --------  --------
      Total distributions.............      (0.99)            (0.00)           (0.99)         (0.00)    (0.02)    (0.11)    (0.11)
                                        ------------       --------         ------------   --------  --------  --------  --------
Net asset value, end of period........    $  9.07           $ 10.98         $   9.17       $  11.02  $   8.21  $   8.74  $   7.82
                                        ------------       --------         ------------   --------  --------  --------  --------
                                        ------------       --------         ------------   --------  --------  --------  --------
Total investment return***............      (8.36)%            25.6%(a)        (7.78)%         34.2%     (5.8)%     13.2%    (14.3)%
                                        ------------       --------         ------------   --------  --------  --------  --------
                                        ------------       --------         ------------   --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in
 000's)...............................    $71,794           $30,745         $430,701       $523,397  $421,693  $463,851  $343,949
Ratio of net investment income (loss)
 to average net assets................      (0.69)%            (0.4)%(b)       (0.04)%          0.3%      1.2%      1.5%      1.4%
Ratio of expenses to average net
 assets before expense reductions.....       2.40%                              1.75%
Ratio of expenses to average net
 assets after expense reductions......       2.35%              2.4%(b)          1.7%           1.8%      1.9%      1.9%      1.9%
Portfolio turnover rate++.............         96%               90%              96%            90%       89%       83%       58%

--------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassi-fied as Class A shares.
++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
*    Calculated based upon weighted average shares outstanding during the year.
** The per share data reflects a 3 for 1 stock split effective August 14, 1989.
*** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge im-posed on certain redemptions of Class B shares.
(a)  Not annualized.
(b)  Annualized.

                               Prospectus Page 10

                             GT GLOBAL GROWTH FUNDS

                      GT GLOBAL INTERNATIONAL GROWTH FUND
                                  (CONTINUED)

                                                                                                     JULY 19, 1985
                                                                      CLASS A+                       (COMMENCEMENT
                                                    --------------------------------------------          OF
                                                                                                      OPERATIONS)
                                                              YEAR ENDED DECEMBER 31,                   THROUGH
                                                    --------------------------------------------     DECEMBER 31,
                                                     1989**      1988**      1987**      1986**         1985**
                                                    --------     -------     -------     -------     -------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $   6.77     $  5.71     $  6.13     $  4.16        $ 3.33
                                                    --------     -------     -------     -------     -------------
Net investment income (loss)......................      0.01       (0.01)      (0.01)      (0.05)        (0.02)
Net realized and unrealized gain (loss) on
 investments......................................      2.60        1.12        0.35        2.22          0.85
                                                    --------     -------     -------     -------     -------------
Net increase (decrease) in net asset value
 resulting from investment operations.............      2.61        1.11        0.34        2.17          0.83
                                                    --------     -------     -------     -------     -------------
Distributions:
  Net investment income...........................     (0.00)      (0.00)      (0.00)      (0.00)        (0.00)
  Net realized gain on investments and foreign
   currency.......................................     (0.13)      (0.05)      (0.76)      (0.20)        (0.00)
                                                    --------     -------     -------     -------     -------------
      Total distributions.........................     (0.13)      (0.05)      (0.76)      (0.20)        (0.00)
                                                    --------     -------     -------     -------     -------------
Net asset value, end of period....................  $   9.25     $  6.77     $  5.71     $  6.13        $ 4.16
                                                    --------     -------     -------     -------     -------------
                                                    --------     -------     -------     -------     -------------
Total investment return***........................      38.6%       19.4%        6.2%       53.7%         24.7%(a)
                                                    --------     -------     -------     -------     -------------
                                                    --------     -------     -------     -------     -------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $136,975     $29,792     $17,178     $12,052        $1,797
Ratio of net investment income (loss) to average
 net assets.......................................       0.1%       (0.2)%      (0.3)%      (0.9)%        (1.1)%(b)
Ratio of expenses to average net assets...........       1.9%        2.1%        1.9%        1.9%          2.4%(b)
Portfolio turnover rate++.........................        82%        115%        198%        122%           37%

                               Prospectus Page 11

                             GT GLOBAL GROWTH FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND

                                                                                                 CLASS A+
                                                    CLASS B+               -----------------------------------------------------
                                        --------------------------------
                                         YEAR ENDED      APRIL 1, 1993                    YEAR ENDED DECEMBER 31,
                                        DECEMBER 31,          TO           -----------------------------------------------------
                                            1994       DECEMBER 31, 1993       1994         1993      1992      1991      1990
                                        ------------   -----------------   ------------   --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of
 period...............................  $  15.79            $ 11.27        $  15.86         $10.31    $11.30    $10.57    $12.61
                                        ------------       --------        ------------   --------  --------  --------  --------
Net investment income (loss)..........     (0.06)             (0.10)           0.02          (0.03)     0.07      0.11      0.13
Net realized and unrealized gain
 (loss) on investments................     (3.15)              5.27           (3.15)          6.23     (0.97)     1.25     (1.51)
                                        ------------       --------        ------------   --------  --------  --------  --------
Net increase (decrease) in net asset
 value resulting from investment
 operations...........................     (3.21)              5.17           (3.13)          6.20     (0.90)     1.36     (1.38)
                                        ------------       --------        ------------   --------  --------  --------  --------
Distributions:
  Net investment income...............     (0.00)             (0.00)          (0.01)         (0.00)    (0.06)    (0.08)    (0.12)
  Net realized gain on investments....     (0.55)             (0.65)          (0.55)         (0.65)    (0.03)    (0.55)    (0.54)
  In excess of net realized gain on
   investments........................     (0.07)                             (0.07)
                                        ------------       --------        ------------   --------  --------  --------  --------
    Total distributions...............     (0.62)             (0.65)          (0.63)         (0.65)    (0.09)    (0.63)    (0.66)
                                        ------------       --------        ------------   --------  --------  --------  --------
Net asset value, end of period........  $  11.96            $ 15.79        $  12.10         $15.86    $10.31    $11.30    $10.57
                                        ------------       --------        ------------   --------  --------  --------  --------
                                        ------------       --------        ------------   --------  --------  --------  --------
Total investment return**.............    (20.30)%             46.3%(a)      (19.73)%         60.6%     (8.0)%     13.1%    (11.0)%
                                        ------------       --------        ------------   --------  --------  --------  --------
                                        ------------       --------        ------------   --------  --------  --------  --------

Ratio and supplemental data:
Net assets, end of period (in
 000's)...............................  $120,171            $72,122        $404,680       $498,898  $281,418  $333,800  $234,793
Ratio of net investment income (loss)
 to average net assets................     (0.54)%             (0.9)%(b)       0.11%          (0.3)%      0.6%      1.0%      1.1%
Ratio of expenses to average net
 assets before expense reductions.....      2.51%                              1.86%
Ratio of expenses to average net
 assets after expense reductions......      2.46%               2.5%(b)        1.81%           1.9%      2.0%      2.0%      2.1%
Portfolio turnover rate++.............        87%               117%             87%           117%       72%       85%       75%

------------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* The per share data reflects a 2 for 1 stock split effective August 14, 1989.
** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.
(a)  Not annualized.
(b)  Annualized.

                               Prospectus Page 12

                             GT GLOBAL GROWTH FUNDS

                       GT GLOBAL NEW PACIFIC GROWTH FUND
                                  (CONTINUED)

                                                                                     CLASS A+
                                                  -------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------------
                                                    1989*         1988*         1987*         1986*         1985*         1984*
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
Net asset value, beginning of period.........         $8.74         $7.25        $14.98         $8.82         $8.49         $8.95
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Net investment income (loss).................         (0.01)         0.01         (0.01)        (0.05)         0.04          0.05
Net realized and unrealized gain (loss) on
 investments.................................          4.21          1.66          0.51          6.22          0.72         (0.03)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value
 resulting from investment operations........          4.20          1.67          0.50          6.17          0.76          0.02
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  Net investment income......................         (0.00)        (0.00)        (0.00)        (0.01)        (0.03)        (0.30)
  Net realized gain on investments and
   foreign currency..........................         (0.33)        (0.18)        (8.23)        (0.00)        (0.40)        (0.18)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
    Total distributions......................         (0.33)        (0.18)        (8.23)        (0.01)        (0.43)        (0.48)
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period...............        $12.61         $8.74         $7.25        $14.98         $8.82         $8.49
                                                  ---------     ---------     ---------     ---------     ---------     ---------
                                                  ---------     ---------     ---------     ---------     ---------     ---------
Total investment return**....................          48.1%         23.2%          5.7%         69.9%          9.3%         (3.0)%
                                                  ---------     ---------     ---------     ---------     ---------     ---------
                                                  ---------     ---------     ---------     ---------     ---------     ---------

Ratio and supplemental data:
Net assets, end of period (in 000's).........      $170,071       $56,342      $642,969      $648,157      $530,986      $466,685
Ratio of net investment income (loss) to
 average net assets..........................          (0.1)%         0.0%         (0.2)%        (0.5)%         0.4%          0.6%
Ratio of expenses to average net assets......           2.0%          2.2%          1.9%          1.4%          1.4%          1.4%
Portfolio turnover rate++....................            70%          107%          215%          229%           81%           68%

                               Prospectus Page 13

                             GT GLOBAL GROWTH FUNDS

                          GT GLOBAL EUROPE GROWTH FUND

                                            CLASS B+
                                ---------------------------------
                                 YEAR ENDED      APRIL 1, 1993
                                DECEMBER 31,           TO
                                   1994*       DECEMBER 31, 1993*
                                ------------   ------------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................    $ 10.79           $  9.02
                                ------------       --------
Net investment income.........      (0.00)             0.00
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........      (0.69)             1.85
                                ------------       --------
Net increase (decrease) in net
 asset value resulting from
 investment operations........      (0.69)             1.85
                                ------------       --------
Distributions:
  Net investment income.......      (0.00)            (0.06)
  In excess of net investment
   income.....................      (0.00)            (0.02)
  In excess of net realized
   gain on investments........      (0.13)            (0.00)
                                ------------       --------
      Total distributions.....      (0.13)            (0.08)
                                ------------       --------
Net asset value, end of
 year.........................    $  9.97           $ 10.79
                                ------------       --------
                                ------------       --------
Total investment return****...      (6.38)%            20.5%(a)
                                ------------       --------
                                ------------       --------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................    $81,602           $34,048
Ratio of net investment income
 (loss) to average net
 assets.......................      (0.04)%            (0.1)%(b)
Ratio of expenses to average
 net assets before expense
 reductions...................       2.46%
Ratio of expenses to average
 net assets after expense
 reductions...................       2.38%              2.6%(b)
Portfolio turnover rate++.....         91%               67%

                                                                 CLASS A+
                                   ---------------------------------------------------------------------

                                                          YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------------------
                                      1994*           1993*        1992*          1991           1990
                                   ------------      --------     --------     ----------     ----------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................     $  10.84             $8.51        $9.59          $9.33         $10.94
                                   ------------      --------     --------     ----------     ----------
Net investment income.........         0.06              0.05         0.11***        0.21           0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency.........        (0.69)             2.36        (1.19)          0.19          (1.71)
                                   ------------      --------     --------     ----------     ----------
Net increase (decrease) in net
 asset value resulting from
 investment operations........        (0.63)             2.41        (1.08)          0.40          (1.61)
                                   ------------      --------     --------     ----------     ----------
Distributions:
  Net investment income.......        (0.05)            (0.06)       (0.00)         (0.14)         (0.00)
  In excess of net investment
   income.....................        (0.00)            (0.02)       (0.00)         (0.00)         (0.00)
  In excess of net realized
   gain on investments........        (0.13)            (0.00)       (0.00)         (0.00)         (0.00)
                                   ------------      --------     --------     ----------     ----------
      Total distributions.....        (0.18)            (0.08)       (0.00)         (0.14)         (0.00)
                                   ------------      --------     --------     ----------     ----------
Net asset value, end of
 year.........................     $  10.03            $10.84        $8.51          $9.59          $9.33
                                   ------------      --------     --------     ----------     ----------
                                   ------------      --------     --------     ----------     ----------
Total investment return****...        (5.80)%            28.3%       (11.3)%          4.3%         (14.7)%
                                   ------------      --------     --------     ----------     ----------
                                   ------------      --------     --------     ----------     ----------
Ratios and supplemental data:
Net assets, end of period (in
 000's).......................     $646,313          $854,701     $781,607     $1,211,709     $1,428,677
Ratio of net investment income
 (loss) to average net
 assets.......................         0.61%              0.6%         1.2%***        1.7%           1.1%
Ratio of expenses to average
 net assets before expense
 reductions...................         1.81%
Ratio of expenses to average
 net assets after expense
 reductions...................         1.73%              1.9%         2.0%***        1.8%           1.9%
Portfolio turnover rate++.....           91%               67%          65%            55%            34%

------------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+++ Includes waivers of investment management and administration fees and partial reimbursement of operating expenses by LGT Asset Management.
* Calculated based upon weighted average shares outstanding during the year.
** The per share data reflects a 2 for 1 stock split effective August 14, 1989.
*** Includes reimbursement by LGT Asset Management of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2%.
**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.
(a)    Not annualized.
(b)    Annualized.

                               Prospectus Page 14

                             GT GLOBAL GROWTH FUNDS

                          GT GLOBAL EUROPE GROWTH FUND
                                  (CONTINUED)

                                                                                                                   JULY 19,
                                                                                                                     1985
                                                                           CLASS A+                               (COMMENCEMENT
                                                  ----------------------------------------------------------          OF
                                                                                                                  OPERATIONS)
                                                                   YEAR ENDED DECEMBER 31,                          THROUGH
                                                  ----------------------------------------------------------       DECEMBER
                                                    1989**         1988**       1987**             1986**         31, 1985**
                                                  ----------      --------      -------         ------------      -----------
Per Share Operating Performance:
Net asset value, beginning of period.........          $7.77       $7.76          $9.62           $6.82           $ 5.00
                                                  ----------      --------      -------         ------------      -----------
Net investment income (loss).................          (0.02)      (0.07)         (0.00)+++       (0.03)+++        (0.03)
Net realized and unrealized gain (loss) on
 investments and foreign currency............           3.19        0.87           0.57            2.83             1.85
                                                  ----------      --------      -------         ------------      -----------
Net increase (decrease) in net asset value
 resulting from investment operations........           3.17        0.80           0.57            2.80             1.82
                                                  ----------      --------      -------         ------------      -----------
Distributions:
  Net investment income......................          (0.00)      (0.00)         (0.00)          (0.00)           (0.00)
  Net realized gain on investments...........          (0.00)      (0.79)         (2.43)          (0.00)           (0.00)
                                                  ----------      --------      -------         ------------      -----------
      Total distributions....................          (0.00)      (0.79)         (2.43)          (0.00)           (0.00)
                                                  ----------      --------      -------         ------------      -----------
Net asset value, end of period...............         $10.94       $7.77          $7.76           $9.62           $ 6.82
                                                  ----------      --------      -------         ------------      -----------
                                                  ----------      --------      -------         ------------      -----------
Total investment return****..................           40.7%       11.1%           6.6%           41.0%            36.4%(a)
                                                  ----------      --------      -------         ------------      -----------
                                                  ----------      --------      -------         ------------      -----------

Ratios and supplemental data:
Net assets, end of period (in 000's).........       $382,428      $8,376        $10,227          $9,809           $1,004
Ratio of net investment income (loss) to
 average net assets..........................           (0.6)%      (1.0)%        (0.00)%+++       (0.4)%+++        (1.1)%(b)
Ratio of expenses to average net assets......            1.9%        3.6%           2.0%+++         2.0%+++          2.8%(b)
Portfolio turnover rate++....................             43%        153%           193%            102%             0.2%

                               Prospectus Page 15

                             GT GLOBAL GROWTH FUNDS

                          GT GLOBAL JAPAN GROWTH FUND

                                                                                                CLASS A+
                                                 CLASS B+               ---------------------------------------------------------
                                     --------------------------------
                                      YEAR ENDED      APRIL 1, 1993                      YEAR ENDED DECEMBER 31,
                                     DECEMBER 31,          TO           ---------------------------------------------------------
                                         1994       DECEMBER 31, 1993      1994        1993      1992*        1991        1990
                                     ------------   -----------------   -----------   -------  ----------   ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of
 period............................    $  11.57          $    9.85      $ 11.61       $   8.70 $ 11.16      $ 11.48     $ 16.39
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Net investment income (loss).......       (0.13)             (0.18)       (0.04)         (0.14)   (0.00)***   (0.09)      (0.05)++
Net realized and unrealized gain
 (loss) on investments.............        0.79               1.90         0.79           3.05   (2.40)       (0.23)      (4.60)
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Net increase (decrease) in net
 asset value resulting from
 investment operations.............        0.66               1.72         0.75           2.91   (2.40)       (0.32)      (4.65)
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Distributions:
  Net realized gain on
   investments.....................       (0.21)             (0.00)       (0.21)         (0.00)   (0.06)      (0.00)      (0.26)
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
      Total distributions..........       (0.21)             (0.00)       (0.21)         (0.00)   (0.06)      (0.00)      (0.26)
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Net asset value, end of period.....    $  12.02          $   11.57      $ 12.15       $  11.61 $  8.70      $ 11.16     $ 11.48
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Total investment return****........        5.81%             17.5%(a)      6.56%        33.5%    (21.5)%       (2.8)%     (28.7)%
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
                                     ------------       -------         -----------   -------  ----------   ---------   ---------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................    $ 27,355          $3,699         $98,066       $88,487  $93,865      $61,519     $51,693
Ratio of net investment income
 (loss) to average net assets......       (0.97)%          (0.9)%(b)      (0.32)%        (0.3)%    (0.0)%***    (1.5)%     (1.2)%++
Ratio of expenses to average net
 assets before expense
 reductions........................        2.68%                           2.03%
Ratio of expenses to average net
 assets after expense reductions...        2.56%            2.7%(b)        1.91%          2.1%     2.2%***      2.2%        2.2%++
Portfolio turnover rate++..........          49%            104%             49%          104%     115%         251%        138%

------------------------
+ Commencing April 1, 1993, the Fund began offering Class B shares. All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Calculated based upon weighted average shares outstanding during the period.
** The per share data reflects a 2 for 1 stock split effective August 15, 1988.
*** Includes reimbursement by LGT Asset Management of Fund Class A operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)%.
**** Total investment return does not reflect the maximum sales charge on purchases of Class A shares and the contingent deferred sales charge imposed on certain redemptions of Class B shares.
++ Includes reimbursement by LGT Asset Management of Fund Class A operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)%.
(a)    Not annualized.
(b)    Annualized.

                               Prospectus Page 16

                             GT GLOBAL GROWTH FUNDS

                          GT GLOBAL JAPAN GROWTH FUND
                                  (CONTINUED)

                                                                                               JULY 19, 1985
                                                                   CLASS A+                    (COMMENCEMENT
                                                    ---------------------------------------         OF
                                                                                                OPERATIONS)
                                                            YEAR ENDED DECEMBER 31,               THROUGH
                                                    ---------------------------------------    DECEMBER 31,
                                                     1989      1988**     1987**     1986**       1985**
                                                    -------    -------    -------    ------    -------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $ 10.57    $ 10.36    $  9.88    $6.20        $ 5.00
                                                    -------    -------    -------    ------    -------------
Net investment income (loss)......................    (0.19)     (0.20)     (0.15)   (0.14 )       (0.01)
Net realized and unrealized gain (loss) on
 investments......................................     6.57       2.44       4.52     3.91          1.21
                                                    -------    -------    -------    ------    -------------
Net increase (decrease) in net asset value
 resulting from investment operations.............     6.38       2.24       4.37     3.77          1.20
                                                    -------    -------    -------    ------    -------------
Distributions:
  Net realized gain on investments and foreign
   currency.......................................    (0.56)     (2.03)     (3.89)   (0.09 )       (0.00)
                                                    -------    -------    -------    ------    -------------
      Total distributions.........................    (0.56)     (2.03)     (3.89)   (0.09 )       (0.00)
                                                    -------    -------    -------    ------    -------------
Net asset value, end of period....................  $ 16.39    $ 10.57    $ 10.36    $9.88        $ 6.20
                                                    -------    -------    -------    ------    -------------
                                                    -------    -------    -------    ------    -------------
Total investment return****.......................     60.7%      21.9%      52.1%    61.3 %          24%(a)
                                                    -------    -------    -------    ------    -------------
                                                    -------    -------    -------    ------    -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $48,405    $18,591    $10,049    $7,313         $511
Ratio of net investment income (loss) to average
 net assets.......................................     (1.6)%     (1.5)%     (2.4)%   (1.6 )%       (0.4)%(b)
Ratio of expenses to average net assets...........      2.1%       2.2%       3.0%     2.2 %         3.8%(b)
Portfolio turnover rate++.........................      108%       150%       319%     207 %          93%

                               Prospectus Page 17

                             GT GLOBAL GROWTH FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

The investment objective of each Fund is long-term growth of capital. Each Fund seeks this objective by investing, under normal circumstances, at least 65% of its assets in equity securities of issuers domiciled in its Primary Investment Area, as listed below. Equity securities in which the Funds may invest include common stocks, preferred stocks and warrants to acquire such securities. There is no assurance that any Fund will achieve its investment objective.

The Primary Investment Areas of the Funds are as follows:

GT GLOBAL NEW PACIFIC GROWTH FUND ("PACIFIC FUND") -- Australia, Hong Kong, Indonesia, Malaysia, New Zealand, the Philippines, Singapore, South Korea, Taiwan and Thailand

GT GLOBAL EUROPE GROWTH FUND ("EUROPE FUND") -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom

GT GLOBAL JAPAN GROWTH FUND ("JAPAN FUND") -- Japan

GT GLOBAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL FUND") -- all countries listed for each other Fund, and Argentina, Brazil, Canada, Chile, Mexico and Venezuela, but not the United States

GT GLOBAL AMERICA GROWTH FUND ("AMERICA FUND") -- the United States

GT GLOBAL WORLDWIDE GROWTH FUND ("WORLDWIDE FUND") -- all countries listed for each other Fund, and the United States

As indicated by these Primary Investment Areas, the WORLDWIDE FUND is designed for those investors desiring to delegate equity investment decisions, including allocation of assets among the world's different markets, currency strategies and individual stock selection, to LGT Asset Management's professional team of investment specialists. The INTERNATIONAL FUND is intended for investors seeking to complement their U.S. equity investments with a professionally managed international portfolio. The PACIFIC FUND and the EUROPE FUND are regional funds for investors interested in a more geographically concentrated investment but still desiring to diversify across multiple markets. Finally, the JAPAN FUND and the AMERICA FUND are designed for investors wishing to concentrate their investment in a particular market but still desiring the professional management, liquidity and diversification afforded by a mutual fund.

Each Fund may invest up to 35% of its assets in the equity securities of issuers domiciled outside of the Fund's Primary Investment Area. Such investments may include, e.g.: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and (b) securities of issuers located elsewhere in the world which have operations in the Primary Investment Area or which stand to benefit from political and economic events in the Primary Investment Area. For example, a Fund may invest in a company outside of its Primary Investment Area when LGT Asset Management believes at the time of investment that the value of the company's securities may be enhanced by conditions or developments in that Primary Investment Area even though the company's production facilities are located outside of that Primary Investment Area.

In managing the Funds, LGT Asset Management seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates. LGT Asset Management further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. LGT Asset Management intends to invest in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the Pacific Fund, the Europe Fund, the International Fund, and the Worldwide Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty,

                               Prospectus Page 18

                             GT GLOBAL GROWTH FUNDS
instability and risk than those of the other markets in which the Funds invest.

Under ordinary circumstances, the assets of the Worldwide Fund and the International Fund are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Worldwide Fund's assets normally are invested in the equity securities of U.S. issuers. The America Fund currently expects to invest a majority of its assets in the securities of mid- and small-size companies. In selecting securities for inclusion in the America Fund's portfolio, the Fund's managers initially focus on companies with total equity market capitalization of $2 billion or less.

Up to 35% of each Fund's assets may be invested in convertible bonds and debt securities. These debt obligations include U.S. and foreign government securities and corporate debt securities, including Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund purchasing the securities. The Funds will limit their purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's ("S&P"), or, if unrated deemed by LGT Asset Management to be of equivalent quality. Moody's considers securities rated in the lowest category of investment grade, i.e., securities rated Baa, to have speculative characteristics. See the Statement of Additional Information for a full description of Moody's and S&P ratings. The Funds may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."

OTHER POLICIES. Each Fund may invest up to 15% of its net assets in illiquid securities.

Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may redefine a Fund's Primary Investment Area. In the past, new markets such as Indonesia, South Korea, and Taiwan have been added in the Primary Investment Area of the Pacific Fund and Greece, Ireland, Portugal and Turkey have been added in the Primary Investment Area of the Europe Fund. On the other hand, Japan has been eliminated from the Primary Investment Area of the Pacific Fund.

With respect to certain countries, currently including Taiwan, investments by a Fund may only be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Each Fund may invest up to 10% of its assets in other investment companies. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

Each Fund retains the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with each Fund's investment objective, LGT Asset Management may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest any portion or all of its assets in debt securities or high quality money market instruments issued by corporations, or the U.S. or a foreign government.

For temporary defensive purposes, such as during times of international political or economic uncertainty, most or all of a Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in high quality foreign or domestic money market instruments. Money market instruments in which the Funds may invest include, but are not limited to, the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P at the time of investment or, if unrated, deemed by LGT Asset Management to be of comparable quality.

From time to time, it may be advantageous for each Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, each Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of the Fund's

                               Prospectus Page 19

                             GT GLOBAL GROWTH FUNDS
shares. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, no Fund will borrow for leveraging purposes, nor will any Fund purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.

The Funds are authorized to make loans of portfolio securities, for the purpose of realizing additional income, to broker/dealers or to other institutional investors. At all times a loan is outstanding, the borrower must maintain with the Funds' custodian collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund will limit loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

The Funds also may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. See "Investment Objectives and Policies" in the Statement of Additional Information.

RISK FACTORS. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure.

As of December 31, 1994, companies outside the U.S. comprised approximately 63% of the world's stock market capitalization, according to Morgan Stanley Capital International. Moreover, from time to time, the equity securities of issuers located outside the U.S. have outperformed substantially those of U.S. issuers. Accordingly, LGT Asset Management believes that the Funds' policies (except those of the America Fund) of investing in equity securities of issuers outside the U.S. may enable them to produce returns greater than those produced by funds investing solely in the securities of domestic issuers.

Foreign investing entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Each Fund's interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing its net investment income. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing.

                               Prospectus Page 20

                             GT GLOBAL GROWTH FUNDS

With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic developments which could affect the Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

LGT Asset Management allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the market place. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, a Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

Since the Funds may invest substantially in securities denominated in currencies other than the U.S. dollar, and since the Funds may hold foreign currencies, the Funds will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses they realize. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars.

SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, converting of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. In addition, settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. Also, most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countires.

While the America Fund's portfolio will include securities of established larger capitalization issuers, the America Fund may also invest in securities of smaller companies. Those smaller companies may involve greater risks than larger companies to adverse business or economic developments. Smaller companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and are more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies.

                               Prospectus Page 21

                             GT GLOBAL GROWTH FUNDS

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Fund may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to implement strategies to attempt to hedge its portfolio, I.E., reduce the overall level of investment risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Fund may enter into such instruments up to the full value of its portfolio assets. There can be no assurance that these hedging efforts will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each Fund may enter into forward currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when a Fund anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when LGT Asset Management believes that a particular currency may decline compared to the U.S. dollar or another currency, each Fund may enter into a forward contract to sell the currency LGT Asset Management expects to decline in an amount approximating the value of some or all of the Fund's portfolio securities denominated in a foreign currency. Each Fund also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, each Fund may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that LGT Asset Management intends to include in the Fund's portfolio. The Funds also may buy and sell put and call options on stock indexes. Such stock index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.

Further, the Funds may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market or market sector decline that could adversely affect the Fund's portfolio. The Funds also may buy stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

In addition, each Fund may purchase and sell put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.

These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), limit the extent to which a Fund may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.

Although a Fund might not employ any of the foregoing strategies, the use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on LGT Asset Management's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invest; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for

                               Prospectus Page 22

                             GT GLOBAL GROWTH FUNDS
Fund to sell a security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions; and (6) the possible need to defer closing out certain options, futures contracts and options thereon and forward currency contracts in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Taxes" herein and "Taxes" in the Statement of Additional Information. If LGT Asset Management incorrectly forecasts securities market movements, currency exchange rates or interest rates in utilizing a strategy for a Fund, the Fund would be in a better position if it had not hedged at all. A Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by LGT Asset Management to present minimal credit risks in accordance with guidelines approved by the Company's Board of Trustees. LGT Asset Management reviews and monitors the creditworthiness of such institutions under the Board's general supervision. See "Investment Objectives and Policies -- Repurchase Agreements" in the Statement of Additional Information.

OTHER INFORMATION. Each Fund's investment objective of long-term capital growth may not be changed without the approval of a majority of the Fund's outstanding voting securities. As defined in the Investment Company Act of 1940 ("1940 Act") and as used in this Prospectus, a "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the Fund's outstanding shares are represented, or (ii) more than 50% of the Fund's outstanding shares. In addition, each Fund has adopted certain investment limitations as fundamental policies which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information, including each Fund's policy of normally investing at least 80% of its assets in the equity securities of issuers domiciled in its Primary Investment Area, are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval, provided that any such policies as so amended do not conflict with the Fund's fundamental investment limitations. See "Investment Limitations" in the Statement of Additional Information.

--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $25,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies comprising or affiliated with Liechtenstein Global Trust; and (e) any of the companies comprising or affiliated with Liechtenstein Global Trust. Financial planners, trust companies, bank trust companies

                               Prospectus Page 23

                             GT GLOBAL GROWTH FUNDS
and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisors." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisors who have entered into agreements with GT Global and certain of its affiliates. Investors may be charged a fee by their brokers or agents if they effect transactions other than through a dealer.

Investors eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund.

Orders received by GT Global before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. All purchase orders will be executed at the public offering price next determined after the purchase order is received. See "How to Invest -- Public Offering Price." The Funds and GT Global reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

Fiduciaries and Financial Advisors may be required to provide information satisfactory to GT Global concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Advisor or GT Global.

PURCHASES BY BANK WIRE. Shares of the Funds may also be purchased through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice that a bank wire is being sent must be provided to the Transfer Agent. A bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless a written request is submitted to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

--------------------------------------------------------------------------------

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Advisor Class shares of any Fund may only be exchanged for Advisor Class shares of any other Fund, and for Advisor Class shares of the other GT Global Mutual Funds, based on their respective net asset values, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of GT Global Mutual Fund shares to be acquired may be legally made. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation."

Other than the Funds, GT Global Mutual Funds currently include:

      -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
      -- GT GLOBAL AMERICA VALUE FUND
      -- GT GLOBAL EMERGING MARKETS FUND

                               Prospectus Page 24

                             GT GLOBAL GROWTH FUNDS

      -- GT GLOBAL HEALTH CARE FUND
      -- GT GLOBAL FINANCIAL SERVICES FUND
      -- GT GLOBAL INFRASTRUCTURE FUND
      -- GT GLOBAL NATURAL RESOURCES FUND
      -- GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- GT GLOBAL TELECOMMUNICATIONS FUND
      -- GT GLOBAL LATIN AMERICA GROWTH FUND*
      -- GT GLOBAL GROWTH & INCOME FUND
      -- GT GLOBAL GOVERNMENT INCOME FUND
      -- GT GLOBAL STRATEGIC INCOME FUND
      -- GT GLOBAL HIGH INCOME FUND
      -- GT GLOBAL DOLLAR FUND
--------------

*   Formerly G.T. Latin America Growth Fund

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

EXCHANGES BY TELEPHONE. A shareholder may give exchange information to his or her Financial Advisor. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates previously have been deposited.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures. Exchanges may also be made by mail.

Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisors to request the prospectus of the other GT Global Mutual Fund(s) being considered. Other investors should contact GT Global. See the Shareholder Account Manual in this Prospectus.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or GT Global's refusal to accept further purchase and exchange orders. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice.

--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value and redemption proceeds will be sent within seven days of the execution of a redemption request.

Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation. Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock

                               Prospectus Page 25

                             GT GLOBAL GROWTH FUNDS
exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.

Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee on each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, GT Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in a Wrap Fee Account or Advisory Account who is in doubt about what documents are required should contact his or her Financial Advisor.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

GT Global reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.

For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Advisor.

                               Prospectus Page 26

                             GT GLOBAL GROWTH FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders may be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts should make such orders through their Financial Advisor. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions and Federal Income Taxation -- Taxes" for more information.

Each Funds' Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE APPROPRIATE TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO GT GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: GT Global
         ACCOUNT NO. 4023-050701

EXCHANGES BY TELEPHONE

Call GT Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, class of shares, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893
REDEMPTIONS BY TELEPHONE

Call GT Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    GT Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call GT Global at 1-800-223-2138.

                               Prospectus Page 27

                             GT GLOBAL GROWTH FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest and dividends accrued but not yet received), subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by a Fund are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided that such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Company's Board of Trustees. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be traded primarily on foreign exchanges or over-the-counter ("OTC") dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset values of the Funds may be affected significantly by such trading on days when shareholders have no access to the Funds.

                               Prospectus Page 28

                             GT GLOBAL GROWTH FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares as a dividend all its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Advisor Class shares of a Fund will be higher than the per share income dividends on shares of other classes of that Fund as a result of the service and distribution fee applicable to those other shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Advisor Class shares of the distributing Fund (or other GT Global Mutual Funds) or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional Advisor Class shares are made at net asset value. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS WITHOUT IMPOSITION OF A SALES CHARGE AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL ADVISOR CLASS SHARES OF THE DISTRIBUTING FUND. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of

                               Prospectus Page 29

                             GT GLOBAL GROWTH FUNDS
those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. An exchange of Fund shares for shares of another GT Global Mutual Fund generally will have similar tax consequences. In addition, if Fund shares are purchased within 90 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Trustees has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by LGT Asset Management as each Fund's investment manager and administrator include, but are not limited to, determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the America Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds.

LGT Asset Management also serves as each Fund's pricing and accounting agent. The monthly fee for these services to LGT Asset Management is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of GT Global Mutual Funds.

LGT Asset Management provides investment management and/or administration services to GT Global Mutual Funds. LGT Asset Management and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The

                               Prospectus Page 30

                             GT GLOBAL GROWTH FUNDS
U.S. offices of LGT Asset Management are located at 50 California Street, 27th Floor, San Francisco, California 94111.

LGT Asset Management and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, comprise Liechtenstein Global Trust, formerly BIL GT Group Limited. On January 1, 1996, G.T. Capital Management, Inc. was renamed LGT Asset Management, Bank in Liechtenstein was renamed LGT Bank in Liechtenstein and BIL GT Group Limited was renamed Liechtenstein Global Trust. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

As of November 30, 1995, LGT Asset Management and its worldwide asset management affiliates managed or administered approximately $22 billion, of which approximately $20 billion consist of GT Global retail funds worldwide. In the U.S., as of November 30, 1995, LGT Asset Management managed or administered approximately $9.6 billion in GT Global Mutual Funds. As of November 30, 1995, assets under advice by LGT Bank in Liechtenstein exceeded approximately $23 billion. As of November 30, 1995, total assets entrusted to Liechtenstein Global Trust totaled approximately $45 billion.

In addition to the resources of its San Francisco office, LGT Asset Management uses the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in London, Hong Kong, Tokyo, Singapore, Sydney and Frankfurt. In managing GT Global Mutual Funds, LGT Asset Management employs a team approach, taking advantage of the resources of these various investment offices around the world in seeking to achieve each Fund's investment objective. Many of the investment managers who manage GT Global Mutual Funds' portfolios are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of each Fund are as follows:

                                  PACIFIC FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Lawrence Yip             Portfolio Manager      Portfolio Manager for LGT Asset Management, Inc. and LGT Asset
 Hong Kong                since 1993             Management Ltd. (Asia)
Charles Wall             Portfolio Manager      Portfolio Manager for LGT Asset Management Ltd. (Australia) and LGT
 Sydney                   since 1995             Asset Management since 1992. Prior thereto Mr. Wall was a Portfolio
                                                 Manager for Baring Securities (Sydney).

                                  EUROPE FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Anna Powell              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1995             Management since 1995; From 1989 to 1995, Ms. Powell was a Portfolio
                                                 Manager for Robert Fleming & Co. Ltd. (London).
Roger Yates              Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1994             Management since 1994. Prior thereto, Mr. Yates was an Investment
                                                 Manager for Morgan Grenfell Asset Management.

                               Prospectus Page 31

                             GT GLOBAL GROWTH FUNDS

                                  AMERICA FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Kevin L. Wenck           Portfolio Manager      Portfolio Manager for LGT Asset Management since 1991. Prior thereto Mr.
 San Francisco            since 1991             Wenck was a Portfolio Manager for Matuschka & Co. (Greenwich, CT).

                               INTERNATIONAL FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
F. Christian Wignall     Portfolio Manager      Chief Investment Officer -- Global Equities for LGT Asset Management.
 San Francisco            since 1987
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).
Serge Selfslagh          Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1993             Management since 1993. Prior thereto Mr. Selfslagh was a Portfolio
                                                 Manager for Schroder Investment Management (London) and its U.S.
                                                 affiliate, SCMI.

                                 WORLDWIDE FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
F. Christian Wignall     Portfolio Manager      Chief Investment Officer -- Global Equities for LGT Asset Management.
 San Francisco            since 1987
Soraya M. Betterton      Portfolio Manager      Portfolio Manager for LGT Asset Management.
 San Francisco            since 1989
Serge Selfslagh          Portfolio Manager      Portfolio Manager for LGT Asset Management PLC (London) and LGT Asset
 London                   since 1993             Management since 1993. Prior thereto Mr. Selfslagh was a Portfolio
                                                 Manager for Schroder Investment Management (London) and its U.S.
                                                 affiliate, SCMI.
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).

                                   JAPAN FUND

                         RESPONSIBILITIES FOR                             BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                     LAST FIVE YEARS
-----------------------  ---------------------  ------------------------------------------------------------------------
Michael Lindsell         Portfolio Manager      Chief Investment Officer -- Japan for LGT Investment Trust Management
 Tokyo                    since 1992             Ltd. (Japan) as well as Portfolio Manager for LGT Asset Management since 1992. Prior thereto Mr. Lindsell was a Director of Warburg Asset
                                                 Management (Tokyo).

                               Prospectus Page 32

                             GT GLOBAL GROWTH FUNDS

In placing orders for the Funds' portfolio transactions, LGT Asset Management seeks to obtain the best net results. LGT Asset Management has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges and OTC markets often are fixed and generally are higher than those in U.S. securities exchanges or markets. Debt securities generally are traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. U.S. and foreign government securities and money market instruments generally are traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Broker/dealers may receive commissions on futures, currency and options transactions. Consistent with its obligation to obtain the best net results, LGT Asset Management may consider a broker/dealer's sale of shares of GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any Liechtenstein Global Trust affiliates.

The Funds' portfolio turnover rates during the fiscal year ended December 31, 1994 ranged between 49% and 102%. See the sub-caption "Portfolio Trading and Turnover" in the Statement of Additional Information. Increases in portfolio turnover would involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor, or principal underwriter, of each Fund's Advisor Class shares. Like LGT Asset Management, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco, California 94111.

LGT Asset Management or an affiliate thereof may make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.

GT Global, at its own expense, may also provide promotional incentives to broker/dealers that sell shares of the Funds and/or shares of other GT Global Mutual Funds. In some instances compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more GT Global Mutual Funds, and/or other events sponsored by the broker/dealer.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                               Prospectus Page 33

                             GT GLOBAL GROWTH FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's automatic dividend reinvestment program may be provided quarterly. Shortly after the end of the Funds' fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders will receive an annual and semiannual report, respectively. These reports list the securities held by each Fund and includes each Fund's financial statements. Under certain circumstances, duplicate mailings of such reports may be consolidated. In addition, the federal income tax status of distributions made by the Funds to shareholders will be reported after the end of the fiscal year on Form 1099-DIV.

ORGANIZATION. The Company is organized as a Massachusetts business trust and is registered with the SEC as a diversified open-end management investment company.

Each Fund corresponds to a distinct investment portfolio and a distinct series of the Company's shares of beneficial interest. From time to time, the Company's Board of Trustees may, in its discretion, establish additional funds and issue shares of additional series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's Funds will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection by the Board of Trustees of the Company's independent accountants.
The Company normally will not hold meetings of shareholders, except as required under the 1940 Act. The Company would be required to hold a shareholders meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Advisor Class shares are offered through this Prospectus to certain investors. There are two other classes of shares offered to investors through a separate prospectus: Class A shares and Class B shares.

CLASS A. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class. For the fiscal year ended December 31, 1994, total operating expenses for the Class A shares were 1.81% for Worldwide Fund, 1.70% for International Fund, 1.91% for Japan Fund, 1.81% for Pacific Fund, 1.73% for Europe Fund, and 1.58% for America Fund, respectively, of average net assets.

CLASS B. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent

                               Prospectus Page 34

                             GT GLOBAL GROWTH FUNDS
deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of such shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. For the fiscal year ended December 31, 1994, total operating expenses for the Class B shares were 2.46% for Worldwide Fund, 2.35% for International Fund, 2.56% for Japan Fund, 2.46% for Pacific Fund, 2.38% for Europe Fund, and 2.23% for America Fund, respectively, of average net assets.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of a Class A and B shares of that Fund because of the higher expenses borne by the Class A and B shares. The per share dividends on Advisor Class shares of a Fund will generally be higher than the per share dividends on Class A and B shares of that Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Funds expect the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A or B shares.

Pursuant to the Company's Declaration of Trust, the Company may issue an unlimited number of shares for each of the Funds, including an unlimited number of Class A, Class B and Advisor Class shares of each Fund. Each share of a Fund represents an interest in the Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each Class A, Class B and Advisor Class share of each Fund is equal as to earnings, assets and voting privileges to each other share in such Fund, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of the Funds, when issued, are fully paid and nonassessable.

Each Fund is classified as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of each Fund's total assets: (i) no more than 5% will be invested in the securities of any one issuer, and (ii) each Fund will purchase no more than 10% of the outstanding voting securities of any one issuer.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at P.O. Box 7893, San Francisco, CA 94120-7893.

PERFORMANCE INFORMATION. Each Fund, from time to time, may include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, a Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and capital gain distributions at net asset value on the reinvestment date established by the Board of Trustees.

In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund's performance data reflects past performance and is not necessarily indicative of future results. A Fund's investment results will vary

                               Prospectus Page 35

                             GT GLOBAL GROWTH FUNDS
from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. A Fund's results also should be considered relative to the risks associated with its investment objective and policies. Each Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for such Fund. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of LGT Asset Management and GT Global, a subsidiary of Liechtenstein Global Trust, and maintains offices at 50 California Street, 27th Floor, San Francisco, California 94111.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 is custodian of each Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company and the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to LGT Asset Management, GT Global and GT Global Investor Services, Inc. in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of each Fund, assists in the preparation of each Fund's federal and state income tax returns and consults with the Company and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 36

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 37

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 38

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 39

                              GT GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                                            ADVISOR CLASS
                              SAN FRANCISCO, CA 94120-7345                                                       ACCOUNT APPLICATION
                              800/223-2138

     [LGT LOGO]

      / / INDIVIDUAL  / / JOINT TENANT  / / GIFT/TRANSFER FOR MINOR  / / TRUST  / / CORP.
      ACCOUNT REGISTRATION    / / NEW ACCOUNT         / / ACCOUNT REVISION (Account No.: -------------------------------------)
      NOTE:  Trust registrations should specify name of trustee(s),  beneficiary(ies) and date of trust instrument. Registration for
      Uniform Gifts/Transfers to Minors accounts should be  in the name of one custodian and  one minor and include the state  under which the custodianship is created.
                                                                  ----------------------------------------------------------------
------------------------------------------------------------      Social Security Number / / or Tax I.D. Number / / (Check
Owner                                                             applicable box)
------------------------------------------------------------      If more than one owner, social security number or taxpayer
Co-owner 1                                                        identification number should be provided for first owner listed.
------------------------------------------------------------      If a purchase is made under Uniform Gift/Transfer to Minors Act,
Co-owner 2                                                        social security number of the minor must be provided.
                                                                  Resident of / / U.S.  / / Other (specify) ----------------
--------------------------------------------------------------------------------------      ( )
Street Address                                                                              ---------------------------
--------------------------------------------------------------------------------------      Home Telephone
City, State, Zip Code                                                                       ( )
                                                                                            ---------------------------
                                                                                            Business Telephone
FUND SELECTION $500 minimum initial investment for each Fund is required. Checks should be made payable to "GT GLOBAL."

                                                     INITIAL                                                         INITIAL
                                                     INVESTMENT                                                      INVESTMENT
407 / / GT GLOBAL WORLDWIDE GROWTH FUND              $               413 / / GT GLOBAL LATIN AMERICA GROWTH FUND     $
                                                     ----------                                                      ----------
405 / / GT GLOBAL INTERNATIONAL GROWTH FUND          $               424 / / GT GLOBAL AMERICA SMALL CAP GROWTH      $
                                                     ----------              FUND                                    ----------
416 / / GT GLOBAL EMERGING MARKETS FUND              $               406 / / GT GLOBAL AMERICA GROWTH FUND           $
                                                     ----------                                                      ----------
411 / / GT GLOBAL HEALTH CARE FUND                   $               423 / / GT GLOBAL AMERICA VALUE FUND            $
                                                     ----------                                                      ----------
415 / / GT GLOBAL TELECOMMUNICATIONS FUND            $               404 / / GT GLOBAL JAPAN GROWTH FUND             $
                                                     ----------                                                      ----------
419 / / GT GLOBAL INFRASTRUCTURE FUND                $               410 / / GT GLOBAL GROWTH & INCOME FUND          $
                                                     ----------                                                      ----------
417 / / GT GLOBAL FINANCIAL SERVICES FUND            $               409 / / GT GLOBAL GOVERNMENT INCOME FUND        $
                                                     ----------                                                      ----------
421 / / GT GLOBAL NATURAL RESOURCES FUND             $               408 / / GT GLOBAL STRATEGIC INCOME FUND         $
                                                     ----------                                                      ----------
422 / / GT GLOBAL CONSUMER PRODUCTS                  $               418 / / GT GLOBAL HIGH INCOME FUND              $
         AND SERVICES FUND                           ----------                                                      ----------
402 / / GT GLOBAL NEW PACIFIC GROWTH FUND            $               401 / / GT GLOBAL DOLLAR FUND                   $
                                                     ----------                                                      ----------
403 / / GT GLOBAL EUROPE GROWTH FUND                 $
                                                     ----------

                                                                     TOTAL INITIAL INVESTMENT:                       $
                                                                                                                     ----------

AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT ADVISOR CLASS PROSPECTUS OF THE GT GLOBAL MUTUAL FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.
 I/WE AND MY/OUR AGENTS, ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFY(IES) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL GT GLOBAL, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.
     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.
     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)
     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service (the "I.R.S.") has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

    OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.


 ----------------------------------------------------------
 Date
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------
 X                                                           X
 ----------------------------------------------------------  ----------------------------------------------------------

ACCOUNT PRIVILEGES

CHECKWRITING PRIVILEGE
Checkwriting privilege available on Advisor Class shares of GT Global Dollar Fund and GT Global Government Income Fund.
/ / Check here if desired. You will be sent a book of checks.

CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS
All capital gains and dividend distributions will be reinvested in additional shares of Advisor class unless appropriate boxes below are checked:
/ / Pay capital gain distributions only in cash   / / Pay dividends only in
cash   / / Pay capital gain distributions AND dividends in cash.

SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
Pay distributions noted above to another GT Global Mutual Fund: Fund Name
-----------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                         AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                                          PRE-DESIGNATED ACCOUNT

I/We, either directly or through the Authorized Agent, if any, named      By completing the following section, redemptions that
below, hereby authorize the Transfer Agent of the GT Global Mutual        exceed $1,000 may be wired or mailed to a Pre-Designated
Funds, to honor any telephone, telex or telegraphic instructions          Account at your bank. (Wiring instructions may be obtained
reasonably believed to be authentic for redemption and/or exchange        from your bank.) A bank wire service fee may be charged.
between a similar class of shares of any of the Funds distributed by      ----------------------------------------------------------
GT Global, Inc.                                                           Name of Bank
                                                                          ----------------------------------------------------------
                                                                          Bank Address
                                                                          ----------------------------------------------------------
                                                                          Bank A.B.A Number                        Account Number
                                                                          ----------------------------------------------------------
                                                                          Names(s) in which Bank Account is Established
                                                                          A corporation (or partnership) must also submit a
                                                                          "Corporate Resolution" (or "Certificate of Partnership")
                                                                          indicating the names and titles of Officers authorized to
                                                                          act on its behalf.

FOR USE BY AUTHORIZED AGENT ONLY

We hereby submit this Account Application for the purchase of Advisor Class shares in accordance with the terms of our Advisor Class
Agreement with GT Global, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased.

------------------------------------------------------------------------------------------------------------------------------------
Advisor's Name
------------------------------------------------------------------------------------------------------------------------------------
Main Office Address              Branch Number (if applicable)              Representative's Number              Representative's
Name
                                                               (     )
-------------------------------------------------------------------------------------------------------------------------
Branch Address                                                                        Telephone

-------------------------------------------------------------------------------------------------------------------------
Advisor's Authorized Signature                                                        Title

                             GT GLOBAL GROWTH FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                     GRWPR6018MC

                            GT GLOBAL GROWTH FUNDS:
                                 ADVISOR CLASS
                        GT GLOBAL WORLDWIDE GROWTH FUND
                      GT GLOBAL INTERNATIONAL GROWTH FUND
                       GT GLOBAL NEW PACIFIC GROWTH FUND
                          GT GLOBAL EUROPE GROWTH FUND
                          GT GLOBAL JAPAN GROWTH FUND
                         GT GLOBAL AMERICA GROWTH FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                 March 1, 1995
                           As Revised January 5, 1996

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the Advisor Class shares of GT Global Worldwide Growth Fund ("Worldwide Fund"), GT Global International Growth Fund ("International Fund"), GT Global New Pacific Growth Fund ("Pacific Fund"), GT Global Europe Growth Fund ("Europe Fund"), GT Global Japan Growth Fund ("Japan Fund") and GT Global America Growth Fund ("America Fund") (collectively, "Funds," or singly, a "Fund"). Each Fund is a diversified series of G.T. Global Growth Series ("Company"), a multiple series registered open-end management investment company. This Statement of Additional Information concerning the Funds, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Advisor Class Prospectus dated March 1, 1995, as revised January 5, 1996, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

LGT Asset Management, Inc. ("LGT Asset Management") serves as each Fund's investment manager and administrator. The distributor of the shares of each Fund is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures, and Currency Strategies................................................................................      5
Risk Factors.............................................................................................................     13
Investment Limitations...................................................................................................     17
Execution of Portfolio Transactions......................................................................................     19
Trustees and Executive Officers..........................................................................................     21
Management...............................................................................................................     23
Valuation of Shares......................................................................................................     24
Information Relating to Sales and Redemptions............................................................................     25
Taxes....................................................................................................................     27
Additional Information...................................................................................................     30
Investment Results.......................................................................................................     31
Description of Debt Ratings..............................................................................................     38
Financial Statements.....................................................................................................     39

[LOGO]

                   Statement of Additional Information Page 1

                             GT GLOBAL GROWTH FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

SELECTION OF INVESTMENTS
LGT Asset Management is the investment manager of each Fund. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, as applicable, LGT Asset Management ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

For investment purposes, an issuer typically is considered as domiciled in a particular country if it is incorporated under the laws of that country, and either (i) at least 50% of the value of its assets are located in that country, or (ii) it normally derives at least 50% of its income from operations or sales in that country.

In analyzing companies for investment by each Fund, LGT Asset Management ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

There may be times when, in the opinion of LGT Asset Management, prevailing market, economic or political conditions warrant reducing the proportion invested in equity securities of issuers domiciled in a Fund's Primary Investment Area (as defined in the Prospectus) below 80% of the Fund's assets and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Fund's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares, to provide for ongoing expenses and redemptions.

At this time, LGT Asset Management is not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, LGT Asset Management does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
With respect to certain countries (e.g., Taiwan) investments by a Fund presently may be made only by acquiring shares of other investment companies with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended ("1940 Act"). These limitations currently provide that, in general, each Fund may purchase shares of a closed-end investment company unless
(a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless LGT Asset Management determines that the potential benefits of such investments justify the payment of any applicable premiums. The yield of such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies.

                   Statement of Additional Information Page 2

                             GT GLOBAL GROWTH FUNDS

SAMURAI AND YANKEE BONDS
The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the America Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments which are members of the Organization for Economic Cooperation and Development ("O.E.C.D.") or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

DEPOSITORY RECEIPTS
Each Fund other than the America Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company which evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. In addition, each Fund (except the America Fund) has given an undertaking to the Texas Securities Commission that it will not purchase warrants in excess of 10% of the Fund's net assets taken at cost or at market value, whichever is lower. With respect to the America Fund, investments in warrants may not exceed 5% of the value of the Fund's net assets, and not more than 2% of such assets may be invested in warrants or rights which are not listed on the New York or American Stock Exchange. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Fund and may be changed by a vote of the Company's Board of Trustees without shareholder approval.

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The collateral received will consist of cash,

                   Statement of Additional Information Page 3

                             GT GLOBAL GROWTH FUNDS
U.S. short-term government securities, bank letters of credit or such other collateral as may be permitted under the Fund's investment policies and by regulatory agencies and approved by the Company's Board of Trustees. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. If the borrower failed to maintain the requisite amount of collateral, the loan would terminate automatically and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of the replacement cost over the value of the collateral. Each Fund has a right to call each loan at any time and obtain the securities on five business days' notice. The Funds will not have the right to vote equity securities while they are being lent, but they retain the right to call for the return of the loaned securities at any time on reasonable notice and will call in a loan in anticipation of any important vote. The Funds also will be able to call such loans if LGT Asset Management made the investment decision that the loaned securities should be sold. On termination of a loan, the borrower would be required to return the securities to the Fund and any gain or loss in market price during the loan would inure to the Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In the event of the default or bankruptcy by such party, the Funds would seek promptly to liquidate the collateral. To the extent that the proceeds from any such sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Funds would suffer a loss. The law regarding the rights of the Funds is unsettled with respect to a borrower becoming subject to bankruptcy or similar proceeding. Under these circumstances, there may be a restriction on the Funds' ability to sell the collateral and the Funds could suffer a loss. Loans, however, only will be made to firms deemed by LGT Asset Management to be of good standing and will not be made unless, in the judgment of LGT Asset Management, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. No Fund will purchase securities while borrowings are outstanding. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

                   Statement of Additional Information Page 4

                             GT GLOBAL GROWTH FUNDS

Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Trustees. In the event that a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve the Fund's sale of Government National Mortgage Association ("GNMA") certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will maintain, in a segregated account with a custodian, cash, U.S. government securities or other liquid, high grade debt securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

--------------------------------------------------------------------------------

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon LGT Asset Management's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While LGT Asset Management is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because LGT Asset Management projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous

                   Statement of Additional Information Page 5

                             GT GLOBAL GROWTH FUNDS
    time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of LGT Asset Management, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, LGT Asset Management will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

                   Statement of Additional Information Page 6
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                             GT GLOBAL GROWTH FUNDS

WRITING PUT OPTIONS
The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where LGT Asset Management wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when LGT Asset Management deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at

                   Statement of Additional Information Page 7
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                             GT GLOBAL GROWTH FUNDS
times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency.
Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The Securities and Exchange Commission's ("SEC") staff considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the extent of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same

                   Statement of Additional Information Page 8
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                             GT GLOBAL GROWTH FUNDS
rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Funds may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees

                   Statement of Additional Information Page 9
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                             GT GLOBAL GROWTH FUNDS
are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions will be entered into for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Funds own, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and

                  Statement of Additional Information Page 10
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                             GT GLOBAL GROWTH FUNDS
therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

The Funds may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is be subject to the maintenance of a liquid secondary market.

LIMITATION ON  USE  OF  FUTURES,  OPTIONS ON  FUTURES  AND  CERTAIN  OPTIONS  ON
CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

                  Statement of Additional Information Page 11

                             GT GLOBAL GROWTH FUNDS

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Company's Board of Trustees.

Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In additional, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which LGT Asset Management believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

                  Statement of Additional Information Page 12

                             GT GLOBAL GROWTH FUNDS

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of the Fund's assets.

                  Statement of Additional Information Page 13

                             GT GLOBAL GROWTH FUNDS

    ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

With respect to liquidity determinations generally, the Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, are liquid or illiquid. The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to LGT Asset Management in accordance with  procedures  approved  by  the  Company's  Board  of  Trustees.  LGT  Asset
Management takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) LGT Asset Management monitors the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Company's Board of Trustees. Moreover, as noted in the Prospectus, certain securities, such as those subject to repatriation restrictions of more than seven days, will generally be treated as illiquid.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities, and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund (other than the America Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, LGT Asset Management will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund, other than the America Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a

                  Statement of Additional Information Page 14

                             GT GLOBAL GROWTH FUNDS
Fund receives its income declines relative to U.S. dollars between the receipt of income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. LGT Asset Management will consider such difficulties when determining the allocation of each Fund's assets, although LGT Asset Management does not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income whose those taxes may be recaptured. See "Taxes."

    SPECIAL CONSIDERATIONS AFFECTING EUROPE. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. LGT Asset Management believes that this deregulation should improve the prospects for economic growth in many European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear at this time what the exact form or effect of these Common Market reforms will be on business in Western Europe or the emerging European markets, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by the Fund.

    SPECIAL  CONSIDERATIONS  AFFECTING  JAPAN  AND  HONG  KONG.  Investment   in
securities of issuers domiciled in Japan and Hong Kong entails special considerations. Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products, Japan has had difficult relations with its trading partners, particularly the U.S., where the trade imbalance is the greatest. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short and the long term. The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced.

Hong Kong is a British colony which will transfer sovereignty to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no guarantee that property

                  Statement of Additional Information Page 15

                             GT GLOBAL GROWTH FUNDS
rights will continue to be safeguarded in Hong Kong after 1997, although recently, China has moved toward free enterprise, and has established stock exchanges of its own.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of issuers domiciled in emerging markets, including the markets of Latin America and certain Asian markets such as Taiwan, Malaysia and Indonesia, may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, converting of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities markets there may be share registration and delivery delays or failures.

Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

                  Statement of Additional Information Page 16

                             GT GLOBAL GROWTH FUNDS

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

Each Fund has adopted the following fundamental investment limitations as fundamental policies which (unless otherwise noted) may not be changed without approval by the holders of the lesser of (i) 67% of that Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Fund's outstanding shares. No Fund may:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Funds may make deposits of margin in connection with futures and forward contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of LGT Asset Management to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

       (10) Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Company or LGT Asset Management individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;

       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws; and

       (12) Invest more than 25% of the value of the Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

For purposes of  the concentration policy  of the Fund  contained in  limitation
(12) above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.

                  Statement of Additional Information Page 17

                             GT GLOBAL GROWTH FUNDS

The following investment restrictions of each Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. Each Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

        (2) Invest more than 5% of its assets in securities of companies which, together with any predecessors, have been in operation for less than three years;

        (3) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Fund's total assets; or

        (4) Enter into a futures contract, an option on a future contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

                            ----------------------------

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to each Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations which may be changed without shareholder approval.

                  Statement of Additional Information Page 18

                             GT GLOBAL GROWTH FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Trustees, LGT Asset Management is responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing portfolio transactions, LGT Asset Management seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although LGT Asset Management generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Consistent with the interests of the Funds, LGT Asset Management may select brokers to execute the Fund's portfolio transactions on the basis of the research services they provide to LGT Asset Management for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker is in addition to, and not in lieu of, the services required to be performed by LGT Asset Management under the Management Contract (defined below). A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that LGT Asset Management determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of LGT Asset Management to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in over-the-counter markets.

LGT Asset Management may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent and custodian fees.

Investment decisions for each Fund and for other investment accounts managed by LGT Asset Management are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases LGT Asset Management believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by the Company's Board of Trustees, and subject to the policy of obtaining the best net results, LGT Asset Management may consider a broker/dealer's sale of the shares of the Funds and the other funds for which LGT Asset Management serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to

                  Statement of Additional Information Page 19

                             GT GLOBAL GROWTH FUNDS

negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. For the fiscal year ended December 31, 1994, the Europe Fund paid to BIL Frankfurt and BIL Vaduz, each an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $58,346 and $26,599 respectively for transactions involving purchases and sales of portfolio securities which represented 2.67% and 1.22%, respectively, of the total brokerage commissions paid by the Europe Fund and 1.20% and 0.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Europe Fund.

Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                                              1994           1993           1992
----------------------------------------------------------------------------  -------------  -------------  -------------
America
 Fund.......................................................................  $   1,082,311        185,402        174,319
Europe
  Fund......................................................................  $   2,185,831      1,935,775      2,278,856
International
  Fund......................................................................  $   1,090,763      2,163,843      1,922,811
Japan
  Fund......................................................................  $     838,666        133,436        424,159
Pacific
  Fund......................................................................  $   2,746,761      3,832,898      1,415,883
Worldwide
  Fund......................................................................  $     954,962        711,034        514,210

PORTFOLIO TRADING AND TURNOVER
Although the Funds generally do not intend to trade for short-term profits, the securities in a Fund's portfolio will be sold whenever LGT Asset Management believes it is appropriate to do so, without regard to the length of time a particular security may have been held, except when doing so could violate the Short-Short Limitation described below in "Taxes."

Each Fund engages in portfolio trading when LGT Asset Management has concluded that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with each Fund's investment objective or objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

Each Fund anticipates that its annual portfolio turnover rate should not exceed 200%; however, the portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. A 200% portfolio turnover rate, which would be considered high for a long-term growth fund, would occur if the lesser of the value of purchases or sales of portfolio securities for a Fund for a year (excluding purchases of U.S. Treasury and other securities with a maturity at the date of purchase of one year or less) were equal to 200% of the average monthly value of the securities, excluding short-term investments, held by that Fund during such year. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly. The portfolio turnover rates for the fiscal years ended December 31, 1994 and 1993 were as follows:

                                                                                                           1994        1993
                                                                                                        ----------  ----------
America Fund..........................................................................................        102%      92.0 %
Europe Fund...........................................................................................         91       67.0
International Fund....................................................................................         96       90.0
Japan Fund............................................................................................         49      104.0
Pacific Fund..........................................................................................         87      117.0
Worldwide Fund........................................................................................         86       92.0

                  Statement of Additional Information Page 20

                             GT GLOBAL GROWTH FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Trustees and Executive Officers are listed below.

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
David A. Minella*, 42                    Director of Liechtenstein Global Trust (holding company of the various international LGT
Trustee, Chairman of the Board and       companies) since 1990; Director and President of LGT Asset Management since 1989; Director
President                                and President of GT Global since 1987; and Director and President of GT Services since
50 California St.                        1990. Prior to 1987 Mr. Minella held various positions with the Putnam Companies (a mutual
San Francisco, CA 94111                  fund and investment advisory organization). Mr. Minella also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by LGT Asset Management.

C. Derek Anderson, 53                    Chairman, Anderson Capital Management, Inc. from 1988 to present; Chairman, Plantagenet
Trustee                                  Holdings, Ltd. from 1991 to present; Director Munsingwear, Inc.; Director, American
220 Sansome Street                       Heritage Group Inc.; Director, T.L. Higgins Inc. and various other companies. Mr. Anderson
Suite 400                                also is a director or trustee of each of the other investment companies registered under
San Francisco, CA 94104                  the 1940 Act that is managed or administered by LGT Asset Management.

Frank S. Bayley, 55                      A partner of Baker & McKenzie (a law firm), and serves as Director and Chairman of C.D.
Trustee                                  Stimson Company (a private investment company); Trustee, Seattle Art Museum. Mr. Bayley
2 Embarcadero Center                     also is a director or trustee of each of the other investment companies registered under
Suite 2400                               the 1940 Act that is managed or administered by LGT Asset Management.
San Francisco, CA 94111

Arthur C. Patterson, 52                  Managing Partner of Accel Partners (a venture capital firm). Mr. Patterson also serves as
Trustee                                  a director of various computing and software companies. Mr. Patterson also is a director
One Embarcadero Center                   or trustee of each of the other investment companies registered under the 1940 Act that is
Suite 3820                               managed or administered by LGT Asset Management.
San Francisco, CA 94111

Ruth H. Quigley, 59                      Private investor. From 1984 to 1986, Miss Quigley was President of Quigley Friedlander &
Trustee                                  Co., Inc. (a financial advisory services firm). Ms. Quigley also is a director or trustee
1055 California Street                   of each of the other investment companies registered under the 1940 Act that is managed or
San Francisco, CA 94108                  administered by LGT Asset Management.

F. Christian Wignall, 39                 Senior Vice President, Chief Investment Officer -- Global Equities and a Director of LGT
Vice President and Chief Investment      Asset Management since 1987, and Chairman of the Global Investment Policy Committee of the
Officer --                               affiliated international LGT companies since 1990.
Global Equities
50 California Street
San Francisco, CA 94111

Gary Kreps, 40                           Senior Vice President and Chief Investment Officer -- Global Fixed Income Investments and
Vice President and Chief Investment      a Director of LGT Asset Management since 1992. Prior to joining LGT Asset Management, Mr.
Officer -- Global Fixed Income           Kreps was Senior Vice President of the Putnam Companies from 1988 to 1992.
50 California Street
San Francisco, CA 94111

                  Statement of Additional Information Page 21

                             GT GLOBAL GROWTH FUNDS

NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Helge K. Lee, 48                         Senior Vice President, General Counsel and Secretary of LGT Asset Management, GT Global
Vice President and Secretary             and GT Services since May, 1994. Mr. Lee was the Senior Vice President, General Counsel
50 California Street                     and Secretary of Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
San Francisco, CA 94111                  Funds from October, 1991 through May, 1994. For more than five years prior to October,
                                         1991, he was a shareholder in the law firm of Godfrey & Kahn, S.C., Milwaukee, Wisconsin.

Peter R. Guarino, 36                     Assistant General Counsel of LGT Asset Management, GT Global and GT Services since 1991.
Assistant Secretary                      From 1989 to 1991, Mr. Guarino was an attorney at The Dreyfus Corporation. Prior thereto,
50 California Street                     he was associated with Colonial Management Associates, Inc.
San Francisco, CA 94111

David J. Thelander, 39                   Assistant General Counsel of LGT Asset Management since January 1995. From 1993 to 1994,
Assistant Secretary                      Mr. Thelander was an associate at Kirkpatrick & Lockhart LLP (a law firm). Prior thereto,
50 California Street                     he was an attorney with the U.S. Securities and Exchange Commission.
San Francisco, CA 94111

James R. Tufts, 37                       Senior Vice President -- Finance and Administration of LGT Asset Management, GT Global and
Vice President and Chief Financial       GT Services since 1994. Prior thereto, Mr. Tufts was Vice President -- Finance of LGT
Officer                                  Asset Management and GT Global since 1987; Vice President -- Finance of GT Services since
50 California Street                     1990; and a Director of LGT Asset Management, GT Global and GT Services since 1991.
San Francisco, CA 94111

Kenneth W. Chancey, 50                   Vice President of LGT Asset Management and GT Global since 1992. Mr. Chancey was Vice
Vice President and Principal Accounting  President of Putnam Fiduciary Trust Company from 1989 to 1992.
Officer
50 California Street
San Francisco, CA 94111

------------------
* Mr. Minella is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the LGT companies.

The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc., G.T. Investment Funds, Inc. and GT Global Developing Markets Fund, Inc. and a Trustee and Officer of GT Greater Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, and G.T. Global High Income Portfolio, which also are registered investment companies managed by LGT Asset Management. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 9 registered investment companies with 38 series managed or administered by LGT Asset Management. The Company pays each Trustee who is not a director, officer or employee of LGT Asset Management or any affiliated company $5,000 per annum plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimburses travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1994, the Company paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley Trustees' fees and expense reimbursements of $22,887, $23,518, $19,104 and $19,941, respectively. For the fiscal year ended December 31, 1994, Mr.
Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of LGT Asset Management or any affiliated company, each received total compensation of $86,260.80, $91,278.79, $74,492.00 and
$78,665.19, respectively, from the 38 GT Global Mutual Funds for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension, or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund or of all the Company's Funds, except in the Worldwide Growth Fund, in the aggregate. As of the date of this Statement of Additional Information, the officers and Directors and their families as a group owned in aggregate beneficially or of record 1.12% of the outstanding shares of the Worldwide Growth Fund.

                  Statement of Additional Information Page 22

                             GT GLOBAL GROWTH FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
LGT Asset Management serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract ("Management Contract") between the Company and LGT Asset Management. As investment manager and administrator, LGT Asset Management makes all investment decisions for each Fund and administers each Fund's affairs. Among other things, LGT Asset Management furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Funds, and provides suitable office space, and necessary small office equipment and utilities. Prior to July 1, 1993, each Fund other than the America Fund paid investment management and administration fees to LGT Asset Management at the annualized rate of 1.00% of each Fund's average daily net assets. The America Fund paid investment management and administration fees to LGT Asset Management at the annualized rate of 0.75% of the Fund's average daily net assets. The America Fund pays LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on amounts thereafter. Each of the other Funds pay LGT Asset Management investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on amounts thereafter.

The Management Contract took effect on May 1, 1989 and had an initial two-year term with respect to each Fund. The Management Contract may be renewed for additional one-year terms thereafter with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Trustees, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract most recently was approved on June 15, 1994 by the Board of Trustees of the Company, including a majority of Trustees who are not parties to the Management Agreement or "interested persons" of any such party. With respect to any Fund either the Company or LGT Asset Management may terminate the Management Contract without penalty upon sixty (60) days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Management Contract, LGT Asset Management has agreed to reimburse each Fund if that Fund's annual ordinary expenses exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. Currently, the most restrictive applicable limitation provides that a Fund's expenses may not exceed an annual rate of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% of assets in excess of that amount. Expenses which are not subject to this limitation are interest, taxes, brokerage commissions, the amortization of organizational expenses, payments of distribution fees, in part, and extraordinary expenses. In addition, LGT Asset Management and GT Global voluntarily have undertaken to limit the expenses of each Fund, other than those of the America Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.90% of the average daily net assets of each Fund's Advisor Class shares. Similarly, LGT Asset Management and GT Global have undertaken to limit the America Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.65% of the average daily net assets of the Fund's Advisor Class shares.

                  Statement of Additional Information Page 23

                             GT GLOBAL GROWTH FUNDS

The amounts of investment management and administration fees paid by each Fund to LGT Asset Management during the Funds' three most recent fiscal years were as follows:

                            FUND                                   1994             1993             1992
------------------------------------------------------------  ---------------  ---------------  ---------------
America Fund................................................   $   1,283,893        1,058,534          796,850
Europe Fund.................................................   $   8,319,087        7,839,132        9,952,613*
International Fund..........................................   $   5,368,669        4,488,221        4,543,544
Japan Fund..................................................   $   1,345,064        1,058,002          683,869*
Pacific Fund................................................   $   5,563,245        3,820,147        3,125,059
Worldwide Fund..............................................   $   3,355,681        1,665,771        1,406,291

------------------
* Net of reimbursement of Europe Fund and Japan Fund operating expenses by LGT Asset Management of $67,704 and $79,440, respectively.

DISTRIBUTION SERVICES
Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, GT Global, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.

TRANSFER AGENCY SERVICES
GT Global Investor Services, Inc. ("Transfer Agent") has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

EXPENSES OF THE FUNDS
Each Fund pays all expenses not assumed by LGT Asset Management, GT Global and other agents. These expenses include, in addition to the advisory, distribution, transfer agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Company expenses and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than America Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                              VALUATION OF SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined at the close of regular trading on The New York Stock Exchange, Inc. ("NYSE") (currently, 4:00 P.M. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The Funds' portfolio securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by LGT Asset Management to be the primary market. Securities traded in the OTC market are valued at the last available bid price prior to the time of valuation. Securities and assets for which

                  Statement of Additional Information Page 24

                             GT GLOBAL GROWTH FUNDS
market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LGT Asset Management deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation, provided that such valuations represent fair value.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing exchange rate as determined by LGT Asset Management on that day. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees, in good faith, will establish a conversion rate for such currency.

European, Far Eastern or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. In addition, trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of the business day in New York. Consequently, the calculation of the
Funds'   net  asset  values  may  not  take  place  contemporaneously  with  the determination of the prices of securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Funds' net asset values unless LGT Asset Management, under the supervision of the Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to the Fund.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

                  Statement of Additional Information Page 25

                             GT GLOBAL GROWTH FUNDS

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse that Fund for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Funds reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Funds reserve the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges provided that the registration remains identical. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of the Funds upon 60 days' prior written notice to the shareholders of such Fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the Prospectus of the Fund to be purchased and should consider the investment objective(s) of that Fund.

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, will be borne by the Funds. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon 30 days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Funds may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption or der is received during any period:
(1) when the NYSE is closed other than customary weekend and holiday closings, or when trading on the NYSE is restricted as directed by the SEC; (2) when an emergency exists, as defined by the SEC, which will prohibit the Funds from disposing of portfolio securities owned by them or in fairly determining the value of their assets; or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received and would be subject to any increase or decrease in the value of the securities until they were sold.+

                  Statement of Additional Information Page 26

                             GT GLOBAL GROWTH FUNDS

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Each Fund is treated as a separate corporation for federal income purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months--options or Futures (other than those on foreign currencies), or foreign currencies (or options, Futures or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his

                  Statement of Additional Information Page 27

                             GT GLOBAL GROWTH FUNDS
proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

PASSIVE FOREIGN INVESTMENT COMPANIES
Each Fund (other than the America Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The "Tax Simplification and Technical Corrections Bill of 1993," passed in May 1994 by the House of Representatives, would substantially modify the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICs and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." Three similar bills were passed by Congress in 1991 and 1992 and vetoed. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

Pursuant  to proposed  regulations, open-end RICs,  such as the  Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

NON-U.S. SHAREHOLDERS
Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. Distributions of net capital gain are not subject to withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% (or lower treaty rate) if the individual is physically present in the United States for more than 182 days during the taxable year and the distributions are attributable to a fixed place of business maintained by the individual in the United States.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
The use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition by a Fund of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition by a Fund of foreign currencies, and options, Futures and Forward Contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for

                  Statement of Additional Information Page 28

                             GT GLOBAL GROWTH FUNDS
purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all those transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Future, Forward Contracts or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies. Each section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 29

                             GT GLOBAL GROWTH FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust, formerly BIL GT Group, is composed of LGT Asset Management and its worldwide affiliates. Other worldwide affiliates of the Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, located in Zurich, Switzerland.

Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC in London; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd. in Hong Kong; LGT Investment Trust Management Ltd., formerly G.T. Management (Japan) in Tokyo; LGT Asset Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd. in Singapore; LGT Asset Management Ltd. formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS
The Company's and the Funds' independent accountants are Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand, L.L.P., conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Company and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand, L.L.P., as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of said firm as experts in accounting and auditing.

USE OF NAME
LGT Asset Management has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, shareholders of a Fund may be held personally liable for the obligations of the Fund. The Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder's incurring financial loss beyond his or her investment, because of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 30

                             GT GLOBAL GROWTH FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

A Fund's "Standardized Return", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A, Class B and Advisor Class shares of each Fund as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns of the Funds' Class A shares, stated as average annualized total returns, for the periods indicated were as follows:

  AMERICA FUND
    -- For the year ended December 31, 1994: 10.19%

    -- For the five years ended December 31, 1994: 11.68%

    -- For the period June 9, 1987 (commencement of operations) through December 31, 1994: 13.22%

  EUROPE FUND
    -- For the year ended December 31, 1994: -10.28%

    -- For the five years ended December 31, 1994: -1.89%

    -- For the period July 19, 1985 (commencement of operations) through December 31, 1994: 11.97%

  INTERNATIONAL FUND
    -- For the year ended December 31, 1994: -12.16%

    -- For the five years ended December 31, 1994: 1.50%

    -- For the period July 19, 1985 (commencement of operations) through December 31, 1994: 14.59%

  JAPAN FUND
    -- For the year ended December 31, 1994: 1.50%

    -- For the five years ended December 31, 1994: -5.93%

    -- For the period July 19, 1985 (commencement of operations) through December 31, 1994: 16.93%

  PACIFIC FUND
    -- For the year ended December 31, 1994: -23.54%

    -- For the five years ended December 31, 1994: 2.62%

    -- For the ten years ended December 31, 1994: 15.09%

    -- For the period January 19, 1977 (commencement of operations) through December 31, 1994: 13.47%

                  Statement of Additional Information Page 31

                             GT GLOBAL GROWTH FUNDS

  WORLDWIDE FUND
    -- For the year ended December 31, 1994: -11.09%

    -- For the five years ended December 31, 1994: 4.26%

    -- For the period June 9, 1987 (commencement of operations) through December 31, 1994: 7.62%

The Standardized Returns of the Fund's Class A shares, stated as aggregate total return, for the periods from the commencement of each Fund's operations through December 31, 1994, were as follows:

  AMERICA FUND
    -- From inception on June 9, 1987: 155.81%

  EUROPE FUND
    -- From inception on July 19, 1985: 191.29%

  INTERNATIONAL FUND
    -- From inception on July 19, 1985: 262.56%

  JAPAN FUND
    -- From inception on July 19, 1985: 338.91%

  PACIFIC FUND
    -- From inception on January 19, 1977: 866.98%

  WORLDWIDE FUND
    -- From inception on June 9, 1987: 74.30%

The Standardized Returns of the Fund's Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns, for the periods indicated, were as follows:

  AMERICA FUND
    -- For the year ended December 31, 1994: 10.06%

    -- For the period April 1, 1993 through December 31, 1994: 15.94%

  EUROPE FUND
    -- For the year ended December 31, 1994: -11.00%

    -- For the period April 1, 1993 through December 31, 1994: 4.94%

  INTERNATIONAL FUND
    -- For the year ended December 31, 1994: -12.49%

    -- For the period April 1, 1993 through December 31, 1994: 6.21%

  JAPAN FUND
    -- For the year ended December 31, 1994: 0.81%

    -- For the period April 1, 1993 through December 31, 1994: 11.13%

  PACIFIC FUND
    -- For the year ended December 31, 1994: -24.09%

    -- For the period April 1, 1993 through December 31, 1994: 7.01%

  WORLDWIDE FUND
    -- For the year ended December 31, 1994: -11.73%

    -- For the period April 1, 1993 through December 31, 1994: 2.71%

The Standardized Returns for the Funds' Class B shares, which were first offered on April 1, 1993, stated as aggregate total return, for the period April 1, 1993 through December 31, 1994, were as follows:

  AMERICA FUND
        -- For the period April 1, 1993 through December 31, 1994: 29.56%

  EUROPE FUND
        -- For the period April 1, 1993 through December 31, 1994: 8.81%

                  Statement of Additional Information Page 32

                             GT GLOBAL GROWTH FUNDS

  INTERNATIONAL FUND
        -- For the period April 1, 1993 through December 31, 1994: 11.13%

  JAPAN FUND
        -- For the period April 1, 1993 through December 31, 1994: 20.28%

  PACIFIC FUND
        -- For the period April 1, 1993 through December 31, 1994: 12.60%

  WORLDWIDE FUND
        -- For the period April 1, 1993 through December 31, 1994: 4.79%

Performance of the Funds is historical and does not necessarily indicate future results. The Funds operated in prior periods under different investment policies and limitations including different Primary Investment Areas. For example in January, 1994 Japan was eliminated from the Primary Investment Area of the Pacific Fund. Such policies, limitations and Primary Investment Areas may change in the future.

As discussed in the Prospectus, each Fund may quote Non-Standardized Total Returns that do not reflect the effect of sales charges. Non-Standardized
Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. The Non-Standardized Returns for the Funds' Class A shares, quoted as average annual returns and as aggregate total returns, for the periods from the commencement of each Fund's operations through December 31, 1994, were as follows:

                                                                                        AVERAGE
                                                                                         ANNUAL    AGGREGATE
                                                                                         RETURN      RETURN
                                                                                       ----------  ----------
America Fund -- from inception on June 9, 1987:                                           13.95 %    168.57 %
Europe Fund -- from inception on July 19, 1985:                                           12.55 %    205.81 %
International Fund -- from inception on July 19, 1985:                                    15.18 %    280.64 %
Japan Fund -- from inception on July 19, 1985:                                            17.63 %    360.79 %
New Pacific Fund -- from inception on January 19, 1977:                                   13.78 %    915.21 %
Worldwide Fund -- from inception on June 9, 1987:                                          8.31 %     82.99 %

The Non-Standardized Returns for the Funds' Class B shares, which were first offered on April 1, 1993, quoted as average annual returns and aggregate total return, for the period April 1, 1993, through December 31, 1994, were as follows:

                                                                                      AVERAGE ANNUAL RETURN    AGGREGATE RETURN
                                                                                     -----------------------  -------------------
AMERICA FUND                                                                                   17.97%                 35.56%
EUROPE FUND                                                                                     7.13%                 12.81%
INTERNATIONAL FUND                                                                              8.38%                 15.13%
JAPAN FUND                                                                                     13.22%                 24.28%
PACIFIC FUND                                                                                    9.17%                 16.60%
WORLDWIDE FUND                                                                                  4.88%                  8.70%

Standardized Returns and Non-Standardized Returns are not presented for the Advisor Class shares because no shares of that class were outstanding during fiscal year ended December 31, 1994.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representative of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies. A Fund will include performance data for all classes of shares of that Fund in any advertisement or information including performance data for the Fund.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust-Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong,

                  Statement of Additional Information Page 33

                             GT GLOBAL GROWTH FUNDS
Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA

The following information is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g. Japanese Yen, German Deutschemark, Hong Kong Dollar). A foreign currency which has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the indices represented above. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while the below data relates only to government bonds. Each of these factors will cause the performance of each Fund to differ from the indices shown below.

Each Fund and GT Global may from time to time compare the Fund with the following:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Shearson Lehman Hutton Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Ratings Group, or, in the case of nonrated bonds, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power i.e. the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Services ("CDA/Wiesenberger"), Morningstar, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

                  Statement of Additional Information Page 34

                             GT GLOBAL GROWTH FUNDS

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S.

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries (TIDE). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17) Various publications and annual reports, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.

       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, Standard & Poor's Ratings Group.

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Cooperation and Development (OECD).

       (24) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, Barings Securities, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to Money Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

                  Statement of Additional Information Page 35

                             GT GLOBAL GROWTH FUNDS

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of such companies, or their products although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

Each Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these plans, which include:

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or if less, 100% of compensation). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for you and your spouse (subject to the maximum of $2,000 to either IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2, or thereafter. Please consult your tax advisor for more information.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible roll-over distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a

                  Statement of Additional Information Page 36

                             GT GLOBAL GROWTH FUNDS
qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax advisor for more information.

SEP-IRAS AND SALARY-REDUCTION SEP-IRAS: Simplified employee pension (SEP) plans and salary-reduction SEPs provide self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore potential lower annual administration expenses.

403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other not-for-profit organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING 401(K)) AND MONEY PURCHASE PENSION PLANS: Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote information including but not limited to data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including but not limited to the economic and financial data of the referenced financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, International Finance Corporation.

 3) The number of listed companies: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers, Inc., S.G. Warburg and Barings Securities.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, International Finance Corporation and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: International Finance Corporation, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank and Datastream.

14) Top three companies by country or market: International Finance Corporation, GT Guide to World Equity Markets, Salomon Brothers Inc., S.G. Warburg and Barings Securities.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: GT Capital Management, Inc.

19) Political and economic structure of countries: Economist Intelligence Unit.

                  Statement of Additional Information Page 37

                             GT GLOBAL GROWTH FUNDS

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, GT Global may include in its advertisement and sales material, information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 GT Global provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Investment Trust Management Ltd. (Japan) as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of GT Global by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of GT Global provide any assurance that the GT Global Mutual Fund's investment objectives will be achieved.

THE GT ADVANTAGE
LGT Asset Management has developed a unique team approach to its global money management which we call the GT Advantage. LGT Asset Management's money management style combines the best of the "top-down" and "bottom-up" investment manager strategies. The top-down approach is implemented by LGT Asset Management's Investment Policy Committee, which sets broad guidelines for asset allocation and currency management, based on LGT Asset Management's own macroeconomic forecasts and research from our worldwide offices. The bottom-up approach utilizes regional teams of individual portfolio managers to implement the committee's guidelines by selecting local securities that offer strong growth and income potential.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by the Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their invesments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, I.E., LGT Asset Management, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while certain indices relate only to government bonds. Each of these factors will cause the performance of each Fund to differ from relevant indices.

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
Standard & Poor's Ratings Group ("S&P"). "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisafactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. ("Moody's"). "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

                  Statement of Additional Information Page 38

                             GT GLOBAL GROWTH FUNDS

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following chargacgteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by mny of the chargacteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affect by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF BOND RATINGS
MOODY'S rates the long-term debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are as follows:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. Together with the Aaa group they comprise what generally are known as high yield bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than for securities rated Aaa.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are as follows:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

Further, both Moody's and S&P provide sovereign assessments and implied debt ratings to sovereign governments. These assessments and ratings are broad qualitative statements about that government's capacity to meet its senior debt obligations. These assessments and ratings are then translated to the letter grade debt ratings described above.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
The audited financial statements of each Fund at December 31, 1994 and for the year then ended appear on the following pages.

                  Statement of Additional Information Page 39

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global Worldwide Growth Fund, one of the funds organized as a series of G.T. Global Growth Series, including the schedule of portfolio of investments, as of December 31, 1994 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global Worldwide Growth Fund as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

                  Statement of Additional Information Page 40

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------
Services (16.7%)
-----------------------------------------------
Shimamura Co. Ltd.           JPN        100,000      $5,022,602         2.1
  RETAILERS-APPAREL
Tandy Corporation      US                66,700       3,343,338          1.4
  RETAILERS - OTHER
Pacific Telesis
 Group                 US               113,500       3,234,750          1.4
  TELEPHONE - REGIONAL/LOCAL
Viacom, Inc. (c)       US                75,100       3,050,938          1.3
  BROADCASTING & PUBLISHING
Granada Group PLC      UK               300,000       2,405,262          1.0
  BROADCASTING & PUBLISHING
Reuters Holdings PLC   UK               327,200       2,397,895          1.0
  BROADCASTING & PUBLISHING
Grupo Televisa, S.A.
 de C.V. GDR (b)       MEX               74,800       2,374,900          1.0
  BROADCASTING & PUBLISHING
Vodafone Group PLC     UK               645,000       2,141,246          0.9
  WIRELESS COMMUNICATIONS
Elsevier N.V.          NETH             200,000       2,085,974          0.9
  BROADCASTING & PUBLISHING
Compass Group PLC      UK               394,007       2,079,241          0.9
  RESTAURANTS
La Quinta Inns Inc.
 (c)                   US                96,663       2,066,161          0.9
  LEISURE & TOURISM
Manpower Inc.          US                68,700       1,932,188          0.8
  BUSINESS & PUBLIC SERVICES
British Sky
 Broadcasting PLC
 (c)                   UK               396,100       1,587,873          0.7
  CABLE TELEVISION
Penney (J.C.) Co.
 Inc.                  US                32,000       1,428,000          0.6
  RETAILERS - OTHER
EMAP PLC               UK               228,000       1,420,983          0.6
  BROADCASTING & PUBLISHING
MacIntosh N.V.         NETH              37,500         961,594          0.4
  RETAILERS - OTHER
Thai Airways
 International Ltd.
 (Foreign)             THAI             360,000         781,829          0.3
  TRANSPORTATION - AIRLINES
Sembawang Corp. Ltd.   SING              75,000         561,470          0.3
  TRANSPORTATION - SHIPPING

Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------
Foodland Associated
 Ltd.                       AUSL         75,000        $229,794         0.1
  RETAILERS - FOOD
Lojas Americanas
 S.A. (Preferred)           BRZL      7,480,000         221,040         0.1
  RETAILERS - OTHER
News Corp. Ltd.        AUSL                 294           1,152           --
  BROADCASTING & PUBLISHING
                                                 --------------
                                                     39,328,230
                                                 --------------
Finance (15.8%)
-----------------------------------------------
Swiss Reinsurance
 Co. (Registered)
 (c)                   SWTZ               6,500       3,919,373          1.7
  INSURANCE - MULTI-LINE
Skandia Forsakrings
 AB Free               SWDN             210,000       3,633,218          1.6
  INSURANCE - MULTI-LINE
Lehman Brothers
 Holding, Inc.         US               235,100       3,467,725          1.5
  INVESTMENT MANAGEMENT
National Westminster
 Bank PLC              UK               390,000       3,132,947          1.3
  BANKS - MONEY CENTER
Barclays PLC           UK               315,000       3,013,858          1.3
  BANKS - MONEY CENTER
Thai Farmers Bank,
 Ltd. (Foreign)        THAI             341,000       2,772,026          1.2
  BANKS - MONEY CENTER
Banco Popular
 Espanol S.A.          SPN               22,000       2,617,256          1.1
  BANKS - MONEY CENTER
Citicorp               US                57,700       2,387,338          1.0
  BANKS - MONEY CENTER
Warburg (S.G.) Group
 PLC                   UK               215,000       2,329,784          1.0
  INVESTMENT MANAGEMENT
Land and House Co.
 Ltd. (Foreign)        THAI             110,000       1,963,738          0.8
  REAL ESTATE
Axa (Ex-Cie Du Midi)   FR                36,031       1,669,458          0.7
  INSURANCE - MULTI-LINE
Development Bank of
 Singapore Ltd.
 (Foreign)             SING             156,250       1,609,718          0.7
  BANKS - MONEY CENTER
Swedbank (d)           SWDN             160,000       1,234,365          0.5
  BANKS - MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 41

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------
M & G Group PLC               UK         80,000      $1,223,927         0.5
  INVESTMENT MANAGEMENT
Provident Financial
 PLC                          UK        142,500       1,209,443         0.5
  INSURANCE - MULTI-LINE
Grupo Financiero
 Banamex Accival
 S.A. de C.V. Class
 "C"                   MEX              321,600         974,746          0.4
  BANKS - MONEY CENTER
                                                 --------------
                                                     37,158,920
                                                 --------------
Materials/Basic Industries (11.6%)
-----------------------------------------------
Siam Cement Co. Ltd.
 (Foreign)             THAI              59,000       3,536,003          1.5
  CEMENT
British Steel PLC      UK             1,450,000       3,496,712          1.5
  METALS - STEEL
Compania Siderurgica
 Nacional S.A. (CSN)
 144A ADR (b)(e)       BRZL              55,500       1,890,447          0.8
  METALS - STEEL
Imperial Chemical
 Industries PLC        UK               160,000       1,875,352          0.8
  CHEMICALS
Tarmac PLC             UK               966,000       1,807,657          0.8
  BUILDING MATERIALS & COMPONENTS
Aluminum Company of
 America               US                20,600       1,784,475          0.8
  METALS - NON-FERROUS
St Laurent
 Paperboard Inc.       CAN              139,500       1,728,455          0.7
  FOREST PRODUCTS
Amcor Ltd.             AUSL             212,567       1,536,708          0.6
  PAPER/PACKAGING
Western Mining Corp.
 Holdings Ltd.         AUSL             260,632       1,512,199          0.6
  METALS - NON-FERROUS
Broken Hill
 Proprietary Co.
 Ltd.                  AUSL              81,516       1,238,042          0.5
  MISC. MATERIALS & COMMODITIES
Hercules Inc.          US                10,500       1,211,438          0.5
  CHEMICALS
Construcciones y
 Auxiliar de
 Ferrocarriles S.A.
 (CAF)                 SPN               21,500       1,160,395          0.5
  BUILDING MATERIALS & COMPONENTS
NOVA Corporation       CAN              124,200       1,151,394          0.5
  CHEMICALS
Ttolmex S.A. de C.V.
 Class "B"             MEX              132,900       1,150,887          0.5
  BUILDING MATERIALS & COMPONENTS
Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------
Cementos Mexicanos,
 S.A. de C.V. -
 Cemex "B"                   MEX        171,000        $918,464         0.4
  CEMENT
Stelco, Inc. Class
 "A" (c)                     CAN        158,000         915,460         0.4
  METALS - STEEL
Pasminco Ltd.          AUSL             286,400         399,876          0.2
  METALS - NON-FERROUS
Dofasco Inc.           CAN                  384           5,169           --
  METALS - STEEL
                                                 --------------
                                                     27,319,133
                                                 --------------
Capital Goods (10.5%)
-----------------------------------------------
Fuji Machine
 Manufacturing Co.     JPN              183,000       6,029,533          2.6
  MACHINE TOOLS
Canon Inc.             JPN              300,000       5,092,918          2.2
  OFFICE EQUIPMENT
Toshiba Corp.          JPN              467,000       3,391,673          1.5
  ELECTRICAL PLANT/EQUIPMENT
Futaba Corp.           JPN               63,000       3,379,407          1.4
  ELECTRICAL PLANT/EQUIPMENT
Boeing Company         US                53,400       2,496,450          1.1
  AEROSPACE/DEFENSE
Nokia AB (Preferred)   FIN               16,100       2,375,103          1.0
  TELECOM EQUIPMENT
Weir Group PLC         UK               175,000         772,784          0.3
  MACHINERY & ENGINEERING
Empresas ICA
 Sociedad
 Controladora S.A.
 de C.V. ADR (b)       MEX               46,100         714,550          0.3
  CONSTRUCTION
E.R.G. Australia
 Ltd.                  AUSL             202,000         336,876          0.1
  ELECTRICAL PLANT/EQUIPMENT
                                                 --------------
                                                     24,589,294
                                                 --------------
Consumer Durables (8.6%)
-----------------------------------------------
Volkswagen AG          GER               16,000       4,401,111          1.9
  AUTOMOBILES
Autobacs Seven         JPN               34,000       4,064,289          1.7
  AUTO PARTS
Bridgestone Corp.      JPN              250,000       3,917,629          1.7
  AUTO PARTS
Volvo AB Class "B"
 Free                  SWDN             130,150       2,453,247          1.0
  AUTOMOBILES
Samsung Electronics:   KOR                   --              --          0.9
  CONSUMER ELECTRONICS
  Preferred            --                14,434       1,091,155           --
  Common               --                 7,000       1,016,172           --

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 42

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------
Hyundai Motor Co.
 Ltd. 144A GDR
 (b)(c)(e)                   KOR        109,300      $2,049,375         0.9
  AUTOMOBILES
Brasmotor S.A.
 (Preferred) (c)            BRZL      3,250,000       1,317,671         0.5
  APPLIANCES & HOUSEHOLD DURABLES
                                                 --------------
                                                     20,310,649
                                                 --------------
Multi-Industry/Miscellaneous (7.7%)
-----------------------------------------------
Tomkins PLC            UK             1,000,000       3,421,547          1.5
  CONGLOMERATE
ITT Corp.              US                35,700       3,163,913          1.3
  CONGLOMERATE
Straits Steamship
 Land Ltd.             SING             900,000       3,090,659          1.3
  CONGLOMERATE
BTR PLC                UK               425,000       1,956,624          0.8
  CONGLOMERATE
Canadian Pacific
 Ltd.                  CAN              120,000       1,786,351          0.8
  MULTI-INDUSTRY
Wassall (J.W.) PLC     UK               391,250       1,739,978          0.7
  CONGLOMERATE
Grupo Carso S.A. de
 C.V. Class "A1" (c)   MEX              203,000       1,527,732          0.7
  CONGLOMERATE
Korea Equity Fund
 Inc. (b)              KOR              150,000       1,312,500          0.6
  COUNTRY FUNDS
                                                 --------------
                                                     17,999,304
                                                 --------------
Technology (7.6%)
-----------------------------------------------
Kyocera Corp.          JPN               70,000       5,196,384          2.2
  SEMICONDUCTORS
International
 Business Machines
 Corp.                 US                69,400       5,100,900          2.2
  COMPUTERS & PERIPHERALS
Tokyo Electron Co.
 Ltd.                  JPN              160,000       4,982,421          2.1
  SEMICONDUCTORS
Japan Digital
 Laboratory            JPN               86,100       2,490,889          1.1
  COMPUTERS & PERIPHERALS
                                                 --------------
                                                     17,770,594
                                                 --------------
Telephone Networks (4.2%)
-----------------------------------------------
Telecom Italia
 S.P.A.                ITLY           1,580,000       4,114,533          1.7
Telecomunicacoes
 Brasileiras S.A.:     BRZL                  --              --          0.9
  Preferred            --            43,200,000       1,935,319           --
  ADR (b)              --                 1,600          71,595           --
  Preferred - New      --             1,098,816          44,303           --
Equity                                               Market        % of Net
Investments              Ctry         Shares         Value        Assets(a)
-----------------------------------------------------------------------------

Telecom Corporation
 of New Zealand Ltd.          NZ        426,000      $1,391,087         0.6
Royal PTT Nederland
 N.V.                       NETH         38,500       1,297,828         0.6
Compania de
 Telefonos de Chile
 S.A. ADR (b)               CHLE         12,800       1,008,000         0.4
                                                 --------------
                                                      9,862,665
                                                 --------------
Consumer Non-Durables (3.6%)
-----------------------------------------------
Reliance Industries
 Ltd. 144A GDR
 (b)(c)(e)                   IND        113,500       2,213,250         0.9
  TEXTILES & APPAREL
Zale Corp. (c)         US               174,900       2,098,800          0.9
  OTHER CONSUMER GOODS
Bic                    FR                16,000       2,010,675          0.9
  OTHER CONSUMER GOODS
Matthew Clark PLC      UK               227,200       1,892,740          0.8
  BEVERAGES - ALCOHOLIC
Chocolates             COL               17,535         185,667          0.1
  FOOD
                                                 --------------
                                                      8,401,132
                                                 --------------
Energy (3.1%)
-----------------------------------------------
Yukong Ltd.            KOR               45,920       2,222,612          0.9
  OIL
Motor Columbus Ltd.    SWTZ               1,400       1,990,065          0.9
  ELECTRICAL & GAS UTILITIES
Korea Electric Power
 Corp. (c)             KOR               40,500       1,481,096          0.6
  ELECTRICAL & GAS UTILITIES
C.A. La Electricidad
 de Caracas            VENZ             672,171         960,809          0.4
  ELECTRICAL & GAS UTILITIES
Archer Resources
 Ltd. (c)              CAN               79,000         668,990          0.3
  GAS PRODUCTION & DISTRIBUTION
                                                 --------------
                                                      7,323,572
                                                 --------------
Health Care (2.7%)
-----------------------------------------------
Takeda Chemical
 Industries Ltd.       JPN              300,000       3,646,409          1.5
  PHARMACEUTICALS
Humana Inc.            US                76,300       1,726,288          0.7
  HEALTH CARE SERVICES
Foundation Health
 Corp. (c)             US                35,000       1,085,000          0.5
  HEALTH CARE SERVICES
                                                 --------------
                                                      6,457,697
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Equity Investments
 (cost $198,691,851)...........................     216,521,190         92.1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 43

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

Fixed Income                        Principal        Market        % of Net
Investments            Currency       Amount         Value        Assets(a)
-----------------------------------------------------------------------------
Corporate Bonds (0.6%)
-----------------------------------------------
Daewoo Corp. Conv.
 Bond, 0% due
 12/31/04              USD            1,900,000      $1,320,500          0.6
  KOREAN CORPORATE BOND
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Fixed Income Investments (cost
 $1,855,413)...................................       1,320,500          0.6
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                      No. of
Warrants (0.0%)          Ctry        Warrants
--------------------  -----------  ------------
Swiss Reinsurance Co.
 Class "B" expires
 6/30/95 (c)                  SWTZ          4,000          36,683           --
  INSURANCE - MULTI-LINE
BTR                             UK              1               1           --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Warrants (cost $0)............................       36,684           --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         Market       % of Net
Short-Term Investments                                   Value       Assets(a)
-----------------------------------------------------------------------------
Repurchase Agreement (5.2%)
-----------------------------------------------
Dated December 30, 1994 with State Street Bank
 and Trust Company, due January 3, 1995, for an
 effective yield of 5.25% collateralized by
 $12,220,000 United States Treasury Notes,
 6.25% due 8/31/96. (Market value $12,223,650
 including accrued interest) (cost
 $12,218,563)..................................
                                                    $12,218,563         5.2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Investments
 (cost $212,765,827)*..........................     230,096,937        97.9
Other Assets and Liabilities...................       4,936,910         2.1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Assets.....................................    $235,033,847       100.0
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $235,033,847.
(b)  U.S. currency denominated.
(c)  Non-income producing security.
(d) The following is a restricted security bought from a private placement. This security is not registered under the Securities Act of 1933 and is subject to restriction from public resale:

                                                          Market Value
                      Acquisition                          Per Share
                         Date       Shares      Cost      at 12/31/94
                      -----------   -------  ----------  --------------
Swedbank............   03/14/94     160,000  $1,167,318      $    7.71
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR -- American Depository Receipt
GDR -- Global Depositary Receipt
* For Federal income tax purposes, cost is $213,328,867 and appreciation (depreciation) of securities is as follows:

           Unrealized appreciation:         $ 31,669,666
           Unrealized depreciation:          (14,901,596)
                                            ------------
           Net unrealized appreciation:     $ 16,768,070
                                            ------------
                                            ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                               Market Value
                                                                                   (U.S.       Contract    Delivery    Unrealized
Contracts to Sell:                                                               Dollars)       Price        Date     Appreciation
-----------------------------------------------------------------------------  -------------  ----------  ----------  -------------
Deutsche Marks...............................................................     4,394,468      1.49493   03-Feb-95   $   154,233
French Francs................................................................     5,057,790      5.12720   03-Feb-95       208,242
Japanese Yen.................................................................    12,329,935     97.70000   18-Jan-95       208,448
Japanese Yen.................................................................    13,623,057     96.16000   10-Feb-95       416,044
                                                                               -------------                          -------------
Total Contracts to Sell (Receivable amount $36,392,217)......................    35,405,250                                986,967
                                                                               -------------                          -------------
The value of Contracts to Sell as a Percentage of Net Assets is 15.1%.
    Total Open Forward Foreign Currency Contracts............................                                          $   986,967
                                                                                                                      -------------
                                                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 44

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

The Fund's Portfolio of Investments at December 31, 1994, was concentrated in the following countries:

                                               Percentage of Net Assets(a)
                               ------------------------------------------------------------
                                                                 Short Term &
Country                          Equity       Fixed Income           Other          Total
-----------------------------  -----------  -----------------  -----------------  ---------
Australia....................         2.1                                               2.1
Brazil.......................         2.3                                               2.3
Canada.......................         2.7                                               2.7
Chile........................         0.4                                               0.4
Columbia.....................         0.1                                               0.1
Finland......................         1.0                                               1.0
France.......................         1.6                                               1.6
Germany......................         1.9                                               1.9
India........................         0.9                                               0.9
Italy........................         1.7                                               1.7
Japan........................        20.1                                              20.1
Korea........................         3.9                                               3.9
Mexico.......................         3.3                                               3.3
Netherlands..................         1.9                                               1.9
New Zealand..................         0.6                                               0.6
Singapore....................         2.3                                               2.3
Spain........................         1.6                                               1.6
Sweden.......................         3.1                                               3.1
Switzerland..................         2.6                                               2.6
Thailand.....................         3.8                                               3.8
United Kingdom...............        16.9                                              16.9
United States................        16.9             0.6                7.3           24.8
Venezuela....................         0.4                                               0.4
                                                       --                 --
                                      ---                                         ---------
Total........................        92.1             0.6                7.3          100.0
                                                       --                 --
                                                       --                 --
                                      ---                                         ---------
                                      ---                                         ---------

----------------
(a)  Percentages are based on net assets of $235,033,847.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 45

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1994

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $212,765,827) (Note 1).....................................  $ 230,096,937
  U.S. currency............................................................................
                                                                                             $       87
  Foreign currency (cost $5,314,420).......................................................
                                                                                              5,279,928      5,280,015
                                                                                             ----------
  Receivable for Fund shares sold......................................................................      1,385,304
  Receivable for open forward foreign currency contracts, net (Note 1).................................        986,967
  Receivable for securities sold.......................................................................        647,911
  Dividends and dividend withholding tax reclaims receivable...........................................        401,306
  Receivable for closed forward foreign currency contracts (Note 1)....................................          3,132
  Cash held as collateral for securities loaned (Note 1)...............................................     11,466,000
                                                                                                         -------------
  Total assets.........................................................................................    250,267,572
                                                                                                         -------------
Liabilities:
  Payable for securities purchased.....................................................................      2,847,374
  Payable for Fund shares repurchased..................................................................        373,261
  Payable for investment management and administration fees (Note 2)...................................        196,390
  Payable for service and distribution expenses (Note 2)...............................................         99,374
  Payable for transfer agent fees (Note 2).............................................................         81,998
  Payable for printing and postage expenses............................................................         65,683
  Payable for custodian fees (Note 1)..................................................................         44,107
  Payable for professional fees........................................................................         31,302
  Payable for registration fees........................................................................          8,666
  Payable for Trustees' fees (Note 2)..................................................................          3,937
  Accrued expenses.....................................................................................         15,633
  Collateral for securities loaned (Note 1)............................................................     11,466,000
                                                                                                         -------------
  Total liabilities....................................................................................     15,233,725
                                                                                                         -------------
Net assets.............................................................................................  $ 235,033,847
                                                                                                         -------------
                                                                                                         -------------
Class A:
  Net asset value and redemption price per share
   ($182,466,689  DIVIDED BY 11,751,574 shares outstanding)............................................  $       15.53
                                                                                                         -------------
                                                                                                         -------------
  Maximum offering price per share
   (100/95.25 of $15.53)*..............................................................................  $       16.30
                                                                                                         -------------
                                                                                                         -------------
Class B:+
  Net asset value and offering price per share
   ($52,567,158  DIVIDED BY 3,425,932 shares outstanding)..............................................  $       15.34
                                                                                                         -------------
                                                                                                         -------------
Net assets consist of:
  Paid in capital (Note 4).............................................................................  $ 218,003,498
  Undistributed net investment income..................................................................        452,325
  Accumulated net realized loss on investments, options, and foreign currency transactions.............     (1,733,159)
  Net unrealized appreciation on translation of dividends and dividend withholding tax reclaims
   receivable, securities purchased and sold, foreign currency, and forward foreign currency                   980,073
   contracts...........................................................................................
  Net unrealized appreciation of investments...........................................................     17,331,110
                                                                                                         -------------
  Total -- representating net assets applicable to capital shares outstanding..........................  $ 235,033,847
                                                                                                         -------------
                                                                                                         -------------

----------------
*    On sales of $50,000 or more, the offering price is reduced.
+ Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 46

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividends (net of foreign withholding tax of $482,261)...............................................  $  3,657,635
  Interest.............................................................................................       612,611
                                                                                                         ------------
  Total investment income..............................................................................  $  4,270,246
                                                                                                         ------------
Expenses:
  Investment management and administration fees (Note 2)...............................................     2,355,681
  Service and distribution expenses: (Note 2)
    Class A..............................................................................  $    693,569
    Class B..............................................................................       434,484     1,128,053
                                                                                           ------------
  Transfer agent fees (Note 2).........................................................................       636,075
  Custodian fees (Note 1)..............................................................................       366,605
  Professional fees....................................................................................        87,061
  Printing and postage expenses........................................................................        73,971
  Registration fees....................................................................................        50,381
  Trustees' fees and expenses (Note 2).................................................................        17,102
  Other................................................................................................        16,740
                                                                                                         ------------
  Total expenses before expense reductions.............................................................     4,731,669
    Expense reductions (Notes 1 & 5)...................................................................       (96,785)
                                                                                                         ------------
  Total net expenses...................................................................................     4,634,884
                                                                                                         ------------
Net investment loss....................................................................................      (364,638)
                                                                                                         ------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
Net realized gain on investments.........................................................    13,342,673
Net realized loss on foreign currency transactions.......................................    (2,172,817)
                                                                                           ------------
Net realized gain during the period....................................................................    11,169,856
Net change in unrealized appreciation on translation of dividends and dividend withholding tax reclaims receivable, securities purchased and sold, foreign currency,
 and forward foreign currency contracts..................................................      (439,209)
Net change in unrealized appreciation of investments.....................................   (27,662,950)
                                                                                           ------------
Net unrealized depreciation during the year............................................................   (28,102,159)
                                                                                                         ------------
Net realized and unrealized loss on investments and foreign currencies.................................   (16,932,303)
                                                                                                         ------------
Net decrease in net assets resulting from operations...................................................  $(17,296,941)
                                                                                                         ------------
                                                                                                         ------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 47

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1994   DECEMBER 31, 1993
                                                                                             ------------------  ------------------
Increase in net assets
Operations:
  Net investment income (loss).............................................................
                                                                                               $     (364,638)     $    1,463,294
  Net realized gain on investments and foreign currency transactions.......................
                                                                                                   11,169,856          14,196,277
  Net change in unrealized appreciation (depreciation) on translation of dividends and dividend withholding tax reclaims receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts........................................
                                                                                                     (439,209)          1,040,873
  Net change in unrealized appreciation (depreciation) of investments......................
                                                                                                  (27,662,950)         24,406,413
                                                                                             ------------------  ------------------
  Net increase (decrease) in net assets resulting from operations..........................
                                                                                                  (17,296,941)         41,106,857
                                                                                             ------------------  ------------------
Class A:+
Distributions to shareholders from: (Note 1)...............................................
                                                                                                           --                  --
  Net realized gain on investments.........................................................
                                                                                                   (8,774,504)        (10,096,182)
Class B:++
Distributions to shareholders from: (Note 1)...............................................
                                                                                                           --                  --
  Net realized gain on investments.........................................................
                                                                                                   (2,518,790)         (1,016,179)
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................................
                                                                                                  146,805,682         129,785,425
  Decrease from capital shares repurchased.................................................
                                                                                                  (97,769,940)        (86,501,439)
                                                                                             ------------------  ------------------
Net increase from capital share transactions...............................................
                                                                                                   49,035,742          43,283,986
                                                                                             ------------------  ------------------
Total increase in net assets...............................................................
                                                                                                   20,445,507          73,278,482
Net assets:
  Beginning of year........................................................................
                                                                                                  214,588,340         141,309,858
                                                                                             ------------------  ------------------
  End of year..............................................................................
                                                                                               $  235,033,847      $  214,588,340
                                                                                             ------------------
                                                                                             ------------------  ------------------
                                                                                                                 ------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 48

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                              CLASS A+
                                                    ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------
                                                      1994        1993*         1992         1991        1990
                                                    ---------   ----------   ----------   ----------   ---------
Per Share Operating Performance:
Net asset value, beginning of period..............       $17.47      $14.47       $14.07       $11.83      $13.63
                                                    ---------   ----------   ----------   ----------   ---------
Net investment income (loss)......................        (0.00)        0.04        0.07         0.10        0.11
Net realized and unrealized gain (loss)
 on investments...................................        (1.16)        3.92        0.39         2.29       (1.82)
                                                    ---------   ----------   ----------   ----------   ---------
Net increase (decrease) in net asset value
 resulting from investment operations.............        (1.16)        3.96        0.46         2.39       (1.71)
                                                    ---------   ----------   ----------   ----------   ---------
Distributions:
  Net investment income...........................        (0.00)       (0.00)       (0.00)       (0.15)      (0.09)
  Net realized gain on investments................        (0.78)       (0.96)       (0.06)       (0.00)      (0.00)
                                                    ---------   ----------   ----------   ----------   ---------
    Total distributions...........................        (0.78)       (0.96)       (0.06)       (0.15)      (0.09)
                                                    ---------   ----------   ----------   ----------   ---------
Net asset value, end of period....................       $15.53      $17.47       $14.47       $14.07      $11.83
                                                    ---------   ----------   ----------   ----------   ---------
                                                    ---------   ----------   ----------   ----------   ---------
Total investment return (c).......................     (6.65)%      27.6%         3.3%        20.3%      (12.5)%
                                                    ---------   ----------   ----------   ----------   ---------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $182,467    $193,997     $141,310     $126,868     $85,894
Ratio of net investment income (loss) to average
 net assets.......................................     (0.01)%       0.9%         0.5%         0.8%        0.7%
Ratio of expenses to average net assets...........      1.81%        1.9%         2.1%         2.0%        2.1%
Ratio of expenses to average net assets
 before expense reductions........................      1.84%         --%          --%          --%         --%
Portfolio turnover rate+++........................        86%         92%          95%         122%        107%

                                                           CLASS B++
                                                    -----------------------
                                                                 APRIL 1,
                                                                   1993
                                                                    TO
                                                               DECEMBER 31,
                                                      1994        1993*
                                                    --------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............      $17.39    $15.67
                                                    --------   ------------
Net investment income (loss)......................       (0.11)     (0.04)
Net realized and unrealized gain (loss)
 on investments...................................       (1.16)      2.72
                                                    --------   ------------
Net increase (decrease) in net asset value
 resulting from investment operations.............       (1.27)      2.68
                                                    --------   ------------
Distributions:
  Net investment income...........................       (0.00)     (0.00)
  Net realized gain on investments................       (0.78)     (0.96)
                                                    --------   ------------
    Total distributions...........................       (0.78)     (0.96)
                                                    --------   ------------
Net asset value, end of period....................      $15.34    $17.39
                                                    --------   ------------
                                                    --------   ------------
Total investment return (c).......................    (7.32)%       17.3%(a)
                                                    --------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $52,567      $20,592
Ratio of net investment income (loss) to average
 net assets.......................................    (0.66)%       (0.4)%(b)
Ratio of expenses to average net assets...........     2.46%         2.5%(b)
Ratio of expenses to average net assets
 before expense reductions........................     2.49%          --%
Portfolio turnover rate+++........................       86%          92%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Calculated based upon weighted average shares outstanding during the period.
(a)  Not annualized.
(b)  Annualized.
(c)  Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 49

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global Worldwide Growth Fund ("Fund"), formerly G.T. Worldwide Growth Fund, is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sales price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management, Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when G.T. Capital, the Fund's investment manager, deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.
Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

As of January 1, 1994, the Fund adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

                  Statement of Additional Information Page 50

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

Certain 1993 amounts have been reclassified for consistency in financial statement presentation.

(C)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a foreign currency.

(E)  OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or in the case of an over-the-counter option is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund uses options in order to manage its exposure to currency levels and interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

                  Statement of Additional Information Page 51

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

(G)  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk of the other party to the transaction fails to deliver and cause the Fund to subsequently invest at less advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
At December 31, 1994, stocks with an aggregate value of approximately $10,935,034 were on loan to brokers. The loans were secured by cash collateral of $11,466,000, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1994, the Fund received fees of $90,428 which were used to reduce custodian fees.

(I)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K)   FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the year, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates:
0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $89,742 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges

                  Statement of Additional Information Page 52

                       G.T. GLOBAL WORLDWIDE GROWTH FUND
("CDSCs"), in accordance with the Fund's current prospectus. For the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of $92,285. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $211,178,375 and $189,494,060, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                  Statement of Additional Information Page 53

                       G.T. GLOBAL WORLDWIDE GROWTH FUND

4. CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                       YEAR ENDED                YEAR ENDED
                                                                                   DECEMBER 31, 1994          DECEMBER 31, 1993
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ----------  ------------  ----------  -------------
CLASS A
Shares sold...................................................................   5,542,867  $ 94,463,212   6,116,435  $ 100,434,722
Shares issued in connection with reinvestment of distributions................     455,250     7,079,197     484,147      8,230,454
                                                                                ----------  ------------  ----------  -------------
                                                                                 5,998,117   101,542,409   6,600,582    108,665,176
Shares repurchased............................................................  (5,352,193)  (90,753,350) (5,261,665)   (85,672,226)
                                                                                ----------  ------------  ----------  -------------
Net increase..................................................................     645,924  $ 10,789,059   1,338,917  $  22,992,950
                                                                                ----------  ------------  ----------  -------------
                                                                                ----------  ------------  ----------  -------------


                                                                                                                APRIL 1, 1993
                                                                                       YEAR ENDED                    TO
                                                                                   DECEMBER 31, 1994          DECEMBER 31, 1993
                                                                                ------------------------  -------------------------
                                                                                  SHARES       AMOUNT       SHARES       AMOUNT
                                                                                ----------  ------------  ----------  -------------
CLASS B
Shares sold...................................................................   2,513,641  $ 43,054,428   1,178,965  $  20,214,438
Shares issued in connection with reinvestment of distributions................     143,692     2,208,845      53,535        905,811
                                                                                ----------  ------------  ----------  -------------
                                                                                 2,657,333    45,263,273   1,232,500     21,120,249
Shares repurchased............................................................    (415,621)   (7,016,590)    (48,280)      (829,213)
                                                                                ----------  ------------  ----------  -------------
Net increase..................................................................   2,241,712  $ 38,246,683   1,184,220  $  20,291,036
                                                                                ----------  ------------  ----------  -------------
                                                                                ----------  ------------  ----------  -------------

5. EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1994, the Fund's expenses were reduced by $6,357 under these arrangements.

--------------

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $11,049,278 as capital gain dividends for the taxable year ended December 31, 1994.

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $482,361 of foreign taxes paid and $3,313,419 of gross income earned from foreign sources in the taxable year ended December 31, 1994.

                  Statement of Additional Information Page 54

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global International Growth Fund, one of the funds organized as a series of G.T. Global Growth Series, including the schedule of portfolio investments, as of December 31, 1994 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global International Growth Fund as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

                  Statement of Additional Information Page 55

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Services (19.1%)
-----------------------------------------------
DDI Corp.                 JPN             1,610     $13,908,589         2.8
  WIRELESS COMMUNICATIONS
Compass Group PLC   UK                1,715,650       9,053,775          1.8
  RESTAURANTS
Asatsu              JPN                 155,600       7,627,604          1.5
  BUSINESS & PUBLIC SERVICES
Elsevier N.V.       NETH                700,000       7,300,910          1.5
  BROADCASTING & PUBLISHING
Reuters Holdings
 PLC                UK                  835,000       6,119,324          1.2
  BROADCASTING & PUBLISHING
Telecom Italia
 S.P.A.             ITLY              2,198,000       5,723,888          1.1
  TELEPHONE NETWORKS
Philippine Long
 Distance
 Telephone
 Company ADR (b)    PHIL                100,400       5,534,550          1.1
  TELEPHONE - LONG DISTANCE
Grupo Televisa,
 S.A. de C.V. GDR
 (b)                MEX                 163,200       5,181,600          1.0
  BROADCASTING & PUBLISHING
Telecomunicacoes
 Brasileiras S.A.
 - Telebras:        BRZL                     --              --          0.9
  TELEPHONE NETWORKS
  (Preferred)       --               98,600,000       4,417,187           --
  (Preferred) New   --                3,045,682         122,799           --
  Sponsored ADR
   (b)              --                    2,600         116,025           --
Stet Societa
 Finanziaria
 Telefonica
 S.P.A.             ITLY              1,450,000       4,277,075          0.9
  TELEPHONE NETWORKS
Granada Group PLC   UK                  500,000       4,008,769          0.8
  LEISURE & TOURISM
EMAP PLC            UK                  640,000       3,988,725          0.8
  BROADCASTING & PUBLISHING
British Sky
 Broadcasting (c)   UK                  842,000       3,375,384          0.7
  CABLE TELEVISION

Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Thai Airways
 International
 Ltd.                    THAI         1,351,800      $2,935,768         0.6
  TRANSPORTATION - AIRLINES
Koninklijke PTT
 Nederland N.V.          NETH            83,000       2,797,914         0.6
  TELEPHONE NETWORKS
Compania de
 Telefonos de
 Chile S.A. ADR
 (b)                CHLE                 31,900       2,512,125          0.5
  TELEPHONE NETWORKS
Securitas
 AB-B (c)           SWDN                 91,700       2,469,269          0.5
  BUSINESS & PUBLIC SERVICES
News Corporation
 Ltd.               AUSL                577,318       2,269,638          0.5
  BROADCASTING & PUBLISHING
Telecom
 Corporation of
 New Zealand Ltd.   NZ                  352,000       1,149,443          0.2
  TELEPHONE NETWORKS
ASSA Abloy
 AB-B (c)           SWDN                 91,700         308,659          0.1
  BUSINESS & PUBLIC SERVICES
                                                 --------------
                                                     95,199,020
                                                 --------------
Finance (16.1%)
-----------------------------------------------
United Overseas
 Bank Ltd.
 (Foreign)          SING              1,113,750      11,780,048          2.3
  BANKS-MONEY CENTER
Swiss Reinsurance
 Co. (Registered)
 (c)                SWTZ                 15,800       9,527,092          1.9
  INSURANCE - MULTI-LINE
Banco Popular
 Espanol S.A.       SPN                  51,783       6,160,425          1.2
  BANKS-MONEY CENTER
National
 Westminster Bank
 PLC                UK                  738,000       5,928,500          1.2
  BANKS-MONEY CENTER
Thai Farmers
 Bank, Ltd.
 (Foreign)          THAI                691,000       5,617,215          1.1
  BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 56

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Skandia
 Forsakrings AB
 Free                    SWDN           324,000      $5,605,536         1.1
  INSURANCE - MULTI-LINE
Barclays PLC               UK           505,000       4,831,741         1.0
  BANKS-MONEY CENTER
Cardif S.A.         FR                   32,900       4,350,108          0.9
  INSURANCE - MULTI-LINE
S.G. Warburg
 Group PLC          UK                  400,000       4,334,482          0.9
  INVESTMENT MANAGEMENT
Provident
 Financial PLC      UK                  412,500       3,501,018          0.7
  INVESTMENT MANAGEMENT
Land and House
 Company Ltd.
 (Foreign)          THAI                185,000       3,302,650          0.7
  REAL ESTATE
Swedbank (Private
 Placement) (e)     SWDN                365,000       2,815,895          0.6
  BANKS-MONEY CENTER
M & G Group PLC     UK                  180,000       2,753,837          0.5
  INVESTMENT MANAGEMENT
National
 Australia Bank
 Ltd.               AUSL                291,393       2,337,111          0.5
  BANKS-MONEY CENTER
PT Bank
 International
 Indonesia
 (Foreign) (c)      INDO                700,000       2,230,314          0.4
  BANKS-MONEY CENTER
Grupo Financiero
 Banamex Accival,
 S.A. de C.V. "C"   MEX                 686,600       2,081,035          0.4
  BANKS-MONEY CENTER
CMIC Finance &
 Securities Co.
 (Local)            THAI                214,500       2,068,500          0.4
  SECURITIES BROKER
MDX Company Ltd.
 (Foreign)          THAI                230,000         779,040          0.2
  REAL ESTATE
Cetelem Group       FR                    4,055         725,260          0.1
  CONSUMER FINANCE
                                                 --------------
                                                     80,729,807
                                                 --------------
Retailers (11.5%)
-----------------------------------------------
Autobacs Seven      JPN                 150,600      18,002,411          3.6
  RETAILERS-OTHER
Seven-Eleven
 Japan, Ltd. (c)    JPN                 187,000      15,046,409          3.0
  RETAILERS-OTHER
Aoyama Trading      JPN                 400,000       9,121,045          1.8
  RETAILERS-APPAREL
Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Great Universal
 Stores PLC                UK           965,000      $8,220,482         1.6
  RETAILERS-OTHER
Cortefiel SA              SPN           179,000       5,374,762         1.1
  RETAILERS-APPAREL
MacIntosh N.V.      NETH                 87,500       2,243,719          0.4
  RETAILERS-OTHER
                                                 --------------
                                                     58,008,828
                                                 --------------
Materials/Basic Industry (9.2%)
-----------------------------------------------
Siam Cement Co.
 Ltd. (Foreign)     THAI                150,000       8,989,839          1.8
  CEMENT
Broken Hill
 Proprietary
 Company Ltd.       AUSL                404,034       6,136,353          1.2
  MISC. MATERIALS & COMMODITIES
Imperial Chemical
 Industries PLC     UK                  503,000       5,895,639          1.2
  CHEMICALS
British Steel PLC   UK                2,439,000       5,881,710          1.2
  METALS - STEEL
Compania
 Siderurgica
 Nacional - CSN
 ADR (b)(c)         BRZL                121,100       4,124,920          0.8
  METALS - STEEL
Tarmac PLC          UK                1,730,000       3,237,316          0.6
  BUILDING MATERIALS & COMPONENTS
PT Semen Gresik
 (Foreign)          INDO                600,000       2,812,927          0.6
  CEMENT
Ttolmex S.A. de
 C.V. Series B2     MEX                 266,600       2,308,701          0.5
  BUILDING MATERIALS & COMPONENTS
Construcciones y
 Auxiliar de
 Ferrocarriles
 S.A. (CAF)         SPN                  38,600       2,083,314          0.4
  BUILDING MATERIALS & COMPONENTS
Cementos
 Mexicanos, S.A.
 de C.V. - Cemex
 "B"                MEX                 373,000       2,003,433          0.4
  CEMENT
Amcor Ltd.          AUSL                236,282       1,708,151          0.3
  PAPER/PACKAGING
Pasminco Limited
 (c)                AUSL                595,500         831,446          0.2
  METALS - NON-FERROUS
Dofasco, Inc.       CAN                   1,150          15,479           --
  METALS - STEEL
                                                 --------------
                                                     46,029,228
                                                 --------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 57

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Consumer Durables (9.0%)
-----------------------------------------------
Volkswagen AG             GER            38,000     $10,452,638         2.1
  AUTOMOBILES
Samsung
 Electronics Co.:   KOR                      --              --          1.6
  CONSUMER ELECTRONICS
  Preferred (c)     --                   32,803       2,479,780           --
  144A GDR
   (b)(c)(d)        --                   90,000       4,500,000           --
  Common            --                    8,000       1,161,339           --
  New GDR (b)(c)    --                    3,729         186,450           --
Volvo AB-B Free     SWDN                295,000       5,560,567          1.1
  AUTOMOBILES
Bayerische
 Motoren Werke
 (BMW) AG           GER                  10,900       5,391,231          1.1
  AUTOMOBILES
National House
 Industrial         JPN                 300,000       4,550,477          0.9
  HOUSING
TDK Corp.           JPN                  90,000       4,366,650          0.9
  CONSUMER ELECTRONICS
Arbonia Forster
 Holding (Bearer)
 (c)                SWTZ                  3,065       3,419,870          0.7
  APPLIANCES & HOUSEHOLD DURABLES
PT Astra
 International
 (Foreign)          INDO              1,200,000       2,294,037          0.5
  AUTOMOBILES
Futuris
 Corporation Ltd.   AUSL                856,524         737,466          0.1
  AUTO PARTS
                                                 --------------
                                                     45,100,505
                                                 --------------
Technology (8.8%)
-----------------------------------------------
Hosiden
 Electronics        JPN                 740,000      15,907,584          3.2
  COMPUTERS & PERIPHERALS
Matsushita-
 Kotobuki
 Electronics
 Industries Ltd.    JPN                 390,000      10,185,836          2.0
  COMPUTERS & PERIPHERALS
Tokyo Electron
 Ltd.               JPN                 230,000       7,162,230          1.4
  SEMICONDUCTORS
Kyushu-Matsushita
 Electric
 Industrial         JPN                 250,000       6,127,574          1.2
  COMPUTERS & PERIPHERALS
Keyence
 Corporation        JPN                  30,000       3,405,324          0.7
  INSTRUMENTATION & TEST
Koei Co., Ltd.      JPN                  41,000       1,425,013          0.3
  SOFTWARE
                                                 --------------
                                                     44,213,561
                                                 --------------
Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Health Care (4.5%)
-----------------------------------------------
Takeda Chemical
 Industries               JPN           750,000      $9,116,022         1.8
  PHARMACEUTICALS
Sankyo Co. Ltd.     JPN                 310,000       7,722,752          1.5
  PHARMACEUTICALS
Essilor
 International      FR                   42,000       5,781,440          1.2
  MEDICAL TECHNOLOGY & SUPPLIES
                                                 --------------
                                                     22,620,214
                                                 --------------
Conglomerate/Country Funds (3.8%)
-----------------------------------------------
Tomkins PLC         UK                1,400,000       4,790,166          1.0
  CONGLOMERATE
Wassall PLC         UK                1,063,750       4,730,739          0.9
  CONGLOMERATE
BTR PLC             UK                  840,000       3,867,210          0.8
  CONGLOMERATE
Grupo Carso, S.A.
 de C.V. "A1" (c)   MEX                 451,000       3,394,124          0.7
  CONGLOMERATE
Korea Equity Fund
 (b)                KOR                 250,000       2,187,500          0.4
  COUNTRY FUNDS
                                                 --------------
                                                     18,969,739
                                                 --------------
Consumer Non-Durables (3.4%)
-----------------------------------------------
Bic                 FR                   45,800       5,755,558          1.1
  OTHER CONSUMER GOODS
Matthew Clark PLC   UK                  635,200       5,291,676          1.1
  BEVERAGES - ALCOHOLIC
Reliance
 Industries Ltd.
 144A GDR
 (b)(c)(d)          IND                 244,400       4,765,800          0.9
  TEXTILES & APPAREL
Panamerican
 Beverages, Inc.
 "A" (b)            MEX                  55,000       1,739,375          0.3
  BEVERAGES - NON ALCOHOLIC
Chocolates          COL                  17,535         185,667          0.0
  FOOD
                                                 --------------
                                                     17,738,076
                                                 --------------
Capital Goods (3.4%)
-----------------------------------------------
Daifuku             JPN                 373,000       6,294,726          1.3
  MACHINERY & ENGINEERING
Nokia AB
 (Preferred)        FIN                  38,400       5,664,842          1.1
  TELECOM EQUIPMENT
Weir Group PLC      UK                  525,000       2,318,353          0.5
  MACHINERY & ENGINEERING

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 58

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

Equity                                               Market        % of Net
Investments           Ctry          Shares           Value        Assets(a)
-----------------------------------------------------------------------------
Empresas ICA
 Sociedad
 Controladora
 S.A. de C.V. ADR
 (b)                      MEX           102,400      $1,587,200         0.3
  CONSTRUCTION
E.R.G. Australia
 Limited (c)             AUSL           523,000         872,208         0.2
  ELECTRICAL PLANT/EQUIPMENT
                                                 --------------
                                                     16,737,329
                                                 --------------
Energy (2.4%)
-----------------------------------------------
Yukong Ltd.         KOR                  95,790       4,636,411          0.9
  OIL
Korea Electric
 Power
 Corporation (c)    KOR                 110,100       4,026,387          0.8
  ELECTRICAL & GAS UTILITIES
C.A. La
 Electricidad de
 Caracas            VENZ              1,535,503       2,194,864          0.4
  ELECTRICAL & GAS UTILITIES
Oil Search Ltd.
 (c)                AUSL              2,302,000       1,660,611          0.3
  OIL
                                                 --------------
                                                     12,518,273
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Equity Investments (cost $424,634,115)...
                                                    457,864,580         91.2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Fixed Income                       Principal
Investments         Currency        Amount
-----------------------------------------------------------------------------
Corporate Bonds (1.2%)
-----------------------------------------------
Daewoo
 Corporation,
 Conv. Bond, 0%
 due 12/31/04       KRW         $     5,005,000       3,478,475          0.7
  KOREAN CORPORATE BOND
Koei Co. Ltd.,
 Conv. Bond, 1.2%
 due 9/29/95        JPY             215,000,000       2,125,163          0.4
  JAPANESE CORPORATE BOND
Fixed Income                       Principal         Market        % of Net
Investments         Currency        Amount           Value        Assets(a)
-----------------------------------------------------------------------------

Siam Syntech
 Construction
 Co., Conv. Bond,
 4.5% due 2/25/02         THB           570,000        $367,650         0.1
  THAI CORPORATE BOND
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Corporate Bonds
 (cost $8,145,052).............................       5,971,288          1.2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Options (0.5%)        Ctry      No. of Options
-----------------------------------------------------------------------------
USD Call/ JPY Put
 Option, Strike
 100, expires
 10/9/95 (c)               US       140,000,000       2,758,000         0.5
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Options (cost $3,934,000)................       2,758,000         0.5
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Warrants (0.0%)                 No. of Warrants
-----------------------------------------------------------------------------
Swiss Reinsurance
 Co. Wts "B"
 expires 6/30/95
 (c)                     SWTZ            10,000          91,708          --
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Warrants (cost $0).......................          91,708          --
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Short-Term
Investments
-----------------------------------------------------------------------------
Repurchase Agreement (3.4%)
-----------------------------------------------
Dated December 30, 1994, with State Street Bank
 and Trust Company, due January 3, 1995, for an
 effective yield of 5.25% collateralized by
 $15,145,000 U.S. Treasury Bond, 8.875% due
 08/15/17. (Market value $17,067,808 including
 accrued interest.)
 (Cost $17,046,971)............................
                                                     17,046,971          3.4
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Investments
 (cost $453,760,138)*..........................     483,732,547         96.3
Other Assets and Liabilities...................      18,762,824          3.7
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Assets.....................................    $502,495,371        100.0
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $502,495,371.
(b)  U.S. currency-denominated.
(c)  Non-income producing security.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) The following is a restricted security bought from a private placement. This security is not registered under the Securities Act of 1933 and is subject to restriction from public resale:
                                                          Market Value
                      Acquisition                          Per Share
                         Date       Shares      Cost      at 12/31/94
                      -----------   -------  ----------  --------------
Swedbank............    3/14/94     365,000   2,662,945      $ 7.71
Abbreviations:
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
* For Federal income tax purposes, cost is $455,431,526 and appreciation (depreciation) of the securities is as follows:
           Unrealized appreciation:     $ 68,698,843
           Unrealized depreciation:      (40,397,822)
                                        ------------
           Net unrealized
           appreciation:                $ 28,301,021
                                        ------------
                                        ------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 59

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

The Fund's Portfolio of Investments at December 31, 1994 was concentrated in the following countries:

                                                  Percentage of Net Assets(a)
                              -------------------------------------------------------------------
                                              Fixed       Options &     Short-Term &
Country                         Equity       Income       Warrants          Other         Total
----------------------------  -----------  -----------  -------------  ---------------  ---------
Australia...................          3.3                                                     3.3
Brazil......................          1.7                                                     1.7
Chile.......................          0.5                                                     0.5
Finland.....................          1.1                                                     1.1
France......................          3.3                                                     3.3
Germany.....................          3.2                                                     3.2
India.......................          0.9                                                     0.9
Indonesia...................          1.5                                                     1.5
Italy.......................          2.0                                                     2.0
Japan.......................         27.9         0.4                                        28.3
Korea.......................          3.7         0.7                                         4.4
Mexico......................          3.6                                                     3.6
Netherlands.................          2.5                                                     2.5
New Zealand.................          0.2                                                     0.2
Philippines.................          1.1                                                     1.1
Singapore...................          2.3                                                     2.3
Spain.......................          2.7                                                     2.7
Sweden......................          3.4                                                     3.4
Switzerland.................          2.6                                                     2.6
Thailand....................          4.8         0.1                                         4.9
U.K.........................         18.5                                                    18.5
U.S.........................                                    0.5             7.1           7.6
Venezuela...................          0.4                                                     0.4
                                                 --            --              --
                                    ---                                                 ---------
Total.......................         91.2         1.2           0.5             7.1         100.0
                                                 --            --              --
                                                 --            --              --
                                    ---                                                 ---------
                                    ---                                                 ---------

----------------
(a)  Percentages indicated are based on net assets of $502,495,371.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                                                                      Unrealized
                                                                                 Market Value  Contract   Delivery   Appreciation
Contracts to Sell:                                                               (US Dollars)    Price      Date     (Depreciation)
-------------------------------------------------------------------------------  ------------  ---------  ---------  -------------
Deutsche Marks.................................................................   15,509,888     1.49493   2/03/95    $   544,350
French Francs..................................................................   16,484,648     5.12720   2/03/95        678,715
                                                                                 ------------                        -------------
Total Contracts to Sell (Receivable amount $33,217,601)........................   31,994,536                            1,223,065
                                                                                 ------------                        -------------
The value of Contracts to Sell as a Percentage of Net Assets is 6.6%.

Contracts to Buy:
-------------------------------------------------------------------------------
Deutsche Marks.................................................................    7,263,797     1.53030   2/03/95        (81,168)
French Francs..................................................................    8,289,156     5.26400   2/03/95       (116,999)
                                                                                 ------------                        -------------
Total Contracts to Buy (Payable amount $15,751,120)............................   15,552,953                             (198,167)
                                                                                 ------------                        -------------
The value of Contracts to Buy as a Percentage of Net Assets is 3.1%.
    Total Open Forward Foreign Currency Contracts, Net.........................                                       $ 1,024,898
                                                                                                                     -------------
                                                                                                                     -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      WRITTEN OPTION CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                                   Expiration
                                                                         Strike       Date        Shares      Currency
                                                                        ---------  ----------  -------------  ---------
JPY Call/USD Put (Cost 3,934,000).....................................      92.92    10/09/95    140,000,000     USD


                                                                        Market Value
                                                                        ------------
JPY Call/USD Put (Cost 3,934,000).....................................   $3,094,000

----------------
See Notes 1 and 6 of the financial statements.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 60

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1994

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $453,760,138) (Note 1)....................................  $ 483,732,547
  Cash...................................................................................
                                                                                           $        73
  Foreign currency (cost $14,201,617)....................................................
                                                                                            13,914,154     13,914,227
                                                                                           -----------
  Receivable for securities sold......................................................................      9,434,937
  Receivable for Fund shares sold.....................................................................      3,943,955
  Receivable for forward foreign currency contracts -- open (Note 1)..................................      1,024,898
  Dividends and dividend withholding tax reclaims receivable..........................................      1,176,733
  Receivable for forward foreign currency contracts -- closed (Note 1)................................         11,554
  Interest receivable.................................................................................         11,034
  Cash held as collateral for securities loaned (Note 1)..............................................     37,772,286
                                                                                                        -------------
  Total assets........................................................................................    551,022,171
                                                                                                        -------------
Liabilities:
  Payable for securities purchased....................................................................      5,783,415
  Payable for written options (premium received $3,934,000)...........................................      3,094,000
  Payable for Fund shares repurchased.................................................................        832,247
  Payable for investment management and administration fees (Note 2)..................................        418,240
  Payable for service and distribution expenses (Note 2)..............................................        188,736
  Payable for transfer agent fees (Note 2)............................................................        148,251
  Payable for printing and postage expenses...........................................................        136,969
  Payable for registration fees.......................................................................         51,936
  Payable for professional fees.......................................................................         30,012
  Payable for custodian fees (Note 1).................................................................         20,493
  Payable for Trustees' fees and expenses.............................................................         20,176
  Accrued expenses....................................................................................         30,039
  Collateral for securities loaned (Note 1)...........................................................     37,772,286
                                                                                                        -------------
  Total liabilities...................................................................................     48,526,800
                                                                                                        -------------
Net assets............................................................................................  $ 502,495,371
                                                                                                        -------------
                                                                                                        -------------
Class A:
Net asset value and redemption price per share
 ($430,701,260  DIVIDED BY 46,950,099 shares outstanding).............................................  $        9.17
                                                                                                        -------------
                                                                                                        -------------
Maximum offering price per share
 (100/95.25 of $9.17)*................................................................................  $        9.63
                                                                                                        -------------
                                                                                                        -------------
Class B:+
Net asset value and offering price per share
 ($71,794,111  DIVIDED BY 7,918,790 shares outstanding)...............................................  $        9.07
                                                                                                        -------------
                                                                                                        -------------
Net assets consist of:
  Paid in capital (Note 4)............................................................................  $ 464,470,873
  Accumulated net realized gain on investments, options and foreign currency transactions.............      6,396,142
  Net unrealized appreciation on translation of dividends and dividend withholding tax reclaims
   receivable, interest receivable, securities purchased and sold, foreign currency, and forward              815,947
   foreign currency contracts.........................................................................
  Net unrealized appreciation of investments and options..............................................     30,812,409
                                                                                                        -------------
  Total -- representing net assets applicable to capital shares outstanding...........................  $ 502,495,371
                                                                                                        -------------
                                                                                                        -------------

----------------
*    On sales of $50,000 or more, the offering price is reduced.
+ Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 61

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividends (net of foreign withholding tax of $1,735,771)............................................  $   8,354,195
  Interest............................................................................................        726,265
                                                                                                        -------------
  Total investment income.............................................................................      9,080,460
                                                                                                        -------------
Expenses:
  Investment management and administration fees (Note 2)..............................................      5,368,669
  Service and distribution expenses: (Note 2)
    Class A............................................................................  $   1,719,303
    Class B............................................................................        599,931      2,319,234
                                                                                         -------------
  Transfer agent fees (Note 2)........................................................................      1,204,461
  Custodian fees (Note 1).............................................................................        771,287
  Printing and postage expenses.......................................................................        159,805
  Professional fees...................................................................................         82,647
  Registration fees...................................................................................         97,772
  Trustees' fees and expenses (Note 2)................................................................         11,625
                                                                                                        -------------
  Total expenses before reductions....................................................................     10,015,500
    Expense reductions (Notes 1 & 5)..................................................................       (316,826)
                                                                                                        -------------
  Total net expenses..................................................................................      9,698,674
                                                                                                        -------------
Net investment income (loss)..........................................................................       (618,214)
                                                                                                        -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
Net realized gain on investments.......................................................     72,125,469
Net realized loss on foreign currency transactions.....................................     (5,888,177)
                                                                                         -------------
Net realized gain during the period...................................................................     66,237,292
Net change in unrealized appreciation on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and
 sold, foreign currency, and forward foreign currency contracts........................     (4,100,341)
Net change in unrealized appreciation of investments and options.......................   (100,302,042)
                                                                                         -------------
Net unrealized depreciation during the year...........................................................   (104,402,383)
                                                                                                        -------------
Net realized and unrealized loss on investments and foreign currencies................................    (38,165,091)
                                                                                                        -------------
Net decrease in net assets resulting from operations..................................................  $ (38,783,305)
                                                                                                        -------------
                                                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 62

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                YEAR ENDED          YEAR ENDED
                                                                                            DECEMBER 31, 1994   DECEMBER 31, 1993+
                                                                                            ------------------  -------------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)............................................................
                                                                                             $       (618,214)    $     1,188,982
  Net realized gain on investments and foreign currency transactions......................
                                                                                                   66,237,292          22,635,141
  Net change in unrealized appreciation (depreciation) on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts.....................
                                                                                                   (4,100,341)          3,745,210
  Net change in unrealized appreciation (depreciation) of investments and options.........
                                                                                                 (100,302,042)        108,913,334
                                                                                            ------------------  -------------------
  Net increase (decrease) in net assets resulting from operations.........................
                                                                                                  (38,783,305)        136,482,667
                                                                                            ------------------  -------------------
Class A:
Distributions to shareholders from: (Note 1)
  Net investment income...................................................................
                                                                                                   (1,684,749)          --
  Net realized gain on investments........................................................
                                                                                                  (40,336,515)          --
Class B:
Distributions to shareholders from: (Note 1)
  Net investment income...................................................................
                                                                                                     (280,442)          --
  Net realized gain on investments........................................................
                                                                                                   (6,714,382)          --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested........................................
                                                                                                1,036,090,550         383,499,693
  Decrease from capital shares repurchased................................................
                                                                                                 (999,937,817)       (387,533,793)
                                                                                            ------------------  -------------------
Net increase (decrease) from capital share transactions...................................
                                                                                                   36,152,733          (4,034,100)
                                                                                            ------------------  -------------------
Total increase (decrease) in net assets...................................................
                                                                                                  (51,646,660)        132,448,567
Net assets:
  Beginning of year.......................................................................
                                                                                                  554,142,031         421,693,464
                                                                                            ------------------  -------------------
  End of year.............................................................................
                                                                                             $    502,495,371     $   554,142,031
                                                                                            ------------------
                                                                                            ------------------  -------------------
                                                                                                                -------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares. Commencing April 1, 1993, the Fund began offering Class B shares. There were no Class B distributions made to Class B shareholders for the nine month period ended December 31, 1993.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 63

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                               CLASS A+
                                                    --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                       1994       1993(A)        1992         1991         1990
                                                    ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period..............       $11.02        $8.21        $8.74        $7.82        $9.25
                                                    ----------   ----------   ----------   ----------   ----------
Net investment income (loss)......................        (0.04)        0.03         0.11         0.14         0.10
Net realized and unrealized gain (loss) on
  investments and foreign currencies..............     (0.82)           2.78        (0.62)        0.89        (1.42)
                                                    ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value
  resulting from investment operations............     (0.86)           2.81        (0.51)        1.03        (1.32)
                                                    ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income...........................     (0.04)          (0.00)       (0.02)       (0.11)       (0.11)
  Net realized gain on investments................     (0.95)          (0.00)       (0.00)       (0.00)       (0.00)
                                                    ----------   ----------   ----------   ----------   ----------
    Total distributions...........................     (0.99)          (0.00)       (0.02)       (0.11)       (0.11)
                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period....................        $9.17       $11.02        $8.21        $8.74        $7.82
                                                    ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------
Total investment return (d).......................     (7.78)%       34.2%        (5.8)%       13.2%       (14.3)%
                                                    ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $430,701     $523,397     $421,693     $463,851     $343,949
Ratio of net investment income (loss) to average
  net assets after expense reductions.............     (0.04)%        0.3%         1.2%         1.5%         1.4%
Ratio of expenses to average net assets after
  expense reductions..............................      1.70%         1.8%         1.9%         1.9%         1.9%
Ratio of expenses to average net assets before
  expense reductions..............................      1.75%       --           --           --           --
Portfolio turnover rate+++........................        96%          90%          89%          83%          58%

                                                          CLASS B++
                                                    ---------------------
                                                               APRIL 1,
                                                                 1993
                                                                  TO
                                                             DECEMBER 31,
                                                     1994      1993(A)
                                                    -------  ------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $ 10.98      $8.74
                                                    -------  ------------
Net investment income (loss)......................    (0.10)     (0.01)
Net realized and unrealized gain (loss) on
  investments and foreign currencies..............    (0.82)      2.25
                                                    -------  ------------
Net increase (decrease) in net asset value
  resulting from investment operations............    (0.92)      2.24
                                                    -------  ------------
Distributions:
  Net investment income...........................    (0.04)     (0.00)
  Net realized gain on investments................    (0.95)     (0.00)
                                                    -------  ------------
    Total distributions...........................    (0.99)     (0.00)
                                                    -------  ------------
Net asset value, end of period....................    $9.07     $10.98
                                                    -------  ------------
                                                    -------  ------------
Total investment return (d).......................    (8.36)%      25.6%(b)
                                                    -------  ------------
                                                    -------  ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $71,794    $30,745
Ratio of net investment income (loss) to average
  net assets after expense reductions.............    (0.69)%      (0.4)%(c)
Ratio of expenses to average net assets after
  expense reductions..............................     2.35%       2.4%(c)
Ratio of expenses to average net assets before
  expense reductions..............................     2.40%    --
Portfolio turnover rate+++........................       96%        90%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a) Calculated based upon weighted average shares outstanding during the period.
(b)  Not annualized.
(c)  Annualized.
(d)  Total investment return does not include sales charges.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 64

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global International Growth Fund ("Fund"), formerly G.T. International Growth Fund, is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or, in the principal over-the-counter market in which such securities are traded as of the closing business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by GT Capital Management, Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when G.T. Capital, the Fund's investment manager, deems it appropriate, prices are obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuations, if any.

Investments which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.
Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred.

As of January 1, 1994, the Fund adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

                  Statement of Additional Information Page 65

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

Certain 1993 amounts have been reclassified for consistency in financial statement presentation.

(C)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a foreign currency.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or in the case of an over-the-counter option is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund uses options in order to manage its exposure to currency levels or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

                  Statement of Additional Information Page 66

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
At December 31, 1994, stocks with an aggregate value of approximately $35,972,532 were on loan to brokers. The loans were secured by cash collateral of $37,772,286, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1994, the Fund received fees of $291,598 which were used to reduce custodian fees.

(I)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J)  DISTRIBUTION TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K)  FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the year, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $106,490 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. During the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of

                  Statement of Additional Information Page 67

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND
$32,916. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $484,953,165 and $526,563,537, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                  Statement of Additional Information Page 68

                     G.T. GLOBAL INTERNATIONAL GROWTH FUND

4. CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                    YEAR ENDED                  YEAR ENDED
                                                                                DECEMBER 31, 1994           DECEMBER 31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------
CLASS A
Shares sold...............................................................   86,542,390  $ 926,900,205   37,875,872  $ 354,505,275
Shares issued in connection with reinvestment of distributions............    3,799,540     34,613,815      --            --
                                                                            -----------  -------------  -----------  -------------
                                                                             90,341,930    961,514,020   37,875,872    354,505,275
Shares repurchased........................................................  (90,893,714)  (979,657,620) (41,717,561)  (386,224,759)
                                                                            -----------  -------------  -----------  -------------
Net decrease..............................................................     (551,784) $ (18,143,600)  (3,841,689) $ (31,719,484)
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------


                                                                                    YEAR ENDED          APRIL 1, 1993 TO DECEMBER
                                                                                DECEMBER 31, 1994                31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------
CLASS B
Shares sold...............................................................    6,350,365  $  68,347,089    2,933,602  $  28,994,418
Shares issued in connection with reinvestment of distributions............      691,392      6,229,441      --            --
                                                                            -----------  -------------  -----------  -------------
                                                                              7,041,757     74,576,530    2,933,602     28,994,418
Shares repurchased........................................................   (1,924,260)   (20,280,197)    (132,309)    (1,309,034)
                                                                            -----------  -------------  -----------  -------------
Net increase..............................................................    5,117,497  $  54,296,333    2,801,293  $  27,685,384
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1994, the Fund's expenses were reduced by $25,228 under these arrangements.

6. COVERED CALL OPTIONS WRITTEN
The Fund's written options contracts activity for the year ended December 31, 1994, was as follows:

                                                                                                              SHARES      PREMIUMS
                                                                                                            -----------  ----------
Options outstanding at December 31, 1993..................................................................      --       $   --
Options written during the year ended December 31, 1994...................................................  140,000,000   3,934,000
Options cancelled in closing purchase transactions........................................................      --           --
Options expired prior to exercise.........................................................................      --           --
Options exercised.........................................................................................      --           --
                                                                                                            -----------  ----------
Options outstanding at December 31, 1994..................................................................  140,000,000  $3,934,000
                                                                                                            -----------  ----------
                                                                                                            -----------  ----------

--------------

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $47,050,896 as capital gain dividends for the taxable year ended December 31, 1994.

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $1,735,771 of foreign taxes paid and $10,277,558 of gross income earned from foreign sources in the taxable year ended December 31, 1994.

                  Statement of Additional Information Page 69

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global New Pacific Growth Fund, a series of shares of beneficial interest of G.T. Global Growth Series, including the schedule of portfolio investments, as of December 31, 1994, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global New Pacific Growth Fund as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

                  Statement of Additional Information Page 70

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Banks-Money Center (22.6%)
----------------------------------------------
HSBC Holdings PLC      HK            1,925,600  $   20,782,985         3.9
  BANKS-MONEY CENTER
Hang Seng Bank         HK            2,485,100      17,827,577         3.4
  BANKS-MONEY CENTER
Public Bank Berhad
 (Foreign)             MAL           8,500,000      16,986,677         3.2
  BANKS-MONEY CENTER
Krung Thai Bank Ltd.
 (Foreign)             THAI          5,051,400      16,707,161         3.2
  BANKS-MONEY CENTER
Development &
 Commercial Bank
 Berhad                MAL           5,595,000      13,592,868         2.6
  BANKS-MONEY CENTER
Development Bank of
 Singapore (Foreign)   SING          1,209,555      12,461,075         2.4
  BANKS-MONEY CENTER
United Overseas Bank
 Ltd. (Foreign)        SING            850,000       8,990,385         1.7
  BANKS-MONEY CENTER
National Australia
 Bank Ltd.             AUSL            833,950       6,693,474         1.3
  BANKS-MONEY CENTER
PT Bank International
 Indonesia
 (Foreign)(c)          INDO            950,000       3,026,855         0.6
  BANKS-MONEY CENTER
Bank of East Asia
 Ltd.                  HK              247,000         986,531         0.2
  BANKS-MONEY CENTER
Malayan Banking
 Berhad                MAL              70,500         425,431         0.1
  BANKS-MONEY CENTER
                                                --------------
                                                   118,481,019
                                                --------------
Materials/Basic Industries (19.2%)
----------------------------------------------
Western Mining Corp.
 Holdings Ltd.         AUSL          3,278,381      19,023,841         3.6
  METALS-NON-FERROUS
Broken Hill
 Proprietary Co. Ltd.  AUSL          1,037,422      15,763,991         3.0
  MISC. MATERIALS & COMMODITIES
Pohang Iron & Steel
 Co. Ltd.(c)           KOR             100,000       9,857,179         1.9
  METALS-STEEL

Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Siam City Cement Co.
 Ltd. (Foreign)        THAI            500,000  $    8,527,595         1.7
  CEMENT
CRA Ltd.               AUSL            551,000       7,607,664         1.4
  METALS-NON-FERROUS
PT Indocement Tunggal
 Prakarsa (Foreign)    INDO          2,619,000       7,539,907         1.4
  CEMENT
Amcor Ltd.             AUSL            882,085       6,388,246         1.2
  PAPER/PACKAGING
Ssangyong Cement
 Company Ltd.          KOR             123,200       4,719,229         0.9
  CEMENT
PT Barito Pacific
 Timber (Foreign)(c)   INDO          2,755,000       4,357,590         0.8
  FOREST PRODUCTS
Siam Pulp & Paper
 (Foreign)             THAI          1,144,284       4,103,828         0.8
  PAPER/PACKAGING
Pasminco Ltd.          AUSL          2,138,500       2,985,805         0.6
  METALS-NON-FERROUS
Carter Holt Harvey
 Ltd.                  NZ            1,374,842       2,816,938         0.5
  FOREST PRODUCTS
Siam Cement Co. Ltd.
 (Foreign)             THAI             33,500       2,007,731         0.4
  CEMENT
Newcrest Mining Ltd.   AUSL            426,700       1,903,138         0.4
  GOLD
Ashton Mining Ltd.     AUSL            496,700         828,347         0.2
  GOLD
PT Indah Kiat Pulp &
 Paper Corp.
 (Foreign)             INDO            673,000         796,450         0.2
  PAPER/PACKAGING
Australian National
 Industries Ltd.       AUSL            393,752         439,810         0.1
  METALS-STEEL
Mitani Sangyo          JPN              31,000         280,261         0.1
  CHEMICALS
                                                --------------
                                                    99,947,550
                                                --------------
Services (11.8%)
----------------------------------------------
Hong Kong
 Telecommunications
 Ltd.                  HK            6,018,200      11,473,980         2.2
  TELEPHONE NETWORKS
News Corp. Ltd.        AUSL          2,264,844       8,901,323         1.7
  BROADCASTING & PUBLISHING

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 71

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Advanced Information
 Service (Foreign)     THAI            578,900  $    8,027,782         1.5
  WIRELESS COMMUNICATIONS
Philippine Long
 Distance Telephone
 Company ADR (b)       PHIL            125,000       6,890,625         1.3
  TELEPHONE-LONG DISTANCE
Singapore Press
 Holdings              SING            250,000       4,550,137         0.9
  BROADCASTING & PUBLISHING
Faber Group Berhad(c)  MAL           4,500,000       3,986,951         0.8
  LEISURE & TOURISM
Resorts World Berhad   MAL             540,000       3,173,981         0.6
  LEISURE & TOURISM
TNT Ltd.(c)            AUSL          1,800,000       3,069,764         0.6
  TRANSPORTATION-ROAD & RAIL
Hong Kong & Shanghai
 Hotels                HK            2,500,000       2,892,135         0.6
  LEISURE & TOURISM
Telecom Corporation
 of New Zealand Ltd.   NZ              801,300       2,649,086         0.5
  TELEPHONE NETWORKS
Autobacs Seven         JPN              14,300       1,709,392         0.3
  RETAILERS-OTHER
Dusit Thani Corp.
 Ltd. (Foreign)(c)     THAI            913,000       1,036,880         0.2
  LEISURE & TOURISM
Matichon Newspaper
 Group (Foreign)(c)    THAI            154,800         999,307         0.2
  BROADCASTING & PUBLISHING
Thai Airways
 International Ltd.    THAI            402,100         873,260         0.2
  TRANSPORTATION-AIRLINES
Malaysian Helicopter
 Services Berhad       MAL             400,000         752,351         0.1
  TRANSPORTATION-AIRLINES
International
 Cosmetics Co. Ltd.
 (Foreign)             THAI             30,030         634,226         0.1
  WHOLESALE & INTERNATIONAL TRADE
Shun Tak Holdings
 Ltd.                  HK              160,000         113,747          --
  TRANSPORTATION-SHIPPING
Aoyama Trading         JPN               3,000          68,408          --
  RETAILERS-APPAREL
Singapore Airlines
 Ltd. (Foreign)(c)     SING              5,000          46,016          --
  TRANSPORTATION-AIRLINES
                                                --------------
                                                    61,849,351
                                                --------------
Other Finance (9.5%)
----------------------------------------------
Wharf (Holdings) Ltd.  HK            3,500,000      11,807,665         2.2
  REAL ESTATE
Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Hysan Development Co.
 Ltd.                  HK            3,019,000  $    5,990,002         1.1
  REAL ESTATE
Sun Hung Kai
 Properties Ltd.       HK              764,000       4,562,373         0.9
  REAL ESTATE
Samsung Securities
 Co. Ltd.(c)           KOR             104,400       4,502,283         0.9
  SECURITIES BROKER
City Developments
 Ltd.                  SING            751,000       4,203,743         0.8
  REAL ESTATE
Henderson Investment
 Ltd.                  HK            5,000,000       3,296,064         0.6
  REAL ESTATE
Amoy Properties Ltd.   HK            3,613,500       3,269,502         0.6
  REAL ESTATE
Rashid Hussain Berhad  MAL           1,020,000       2,677,900         0.5
  SECURITIES BROKER
Malaysian Resources
 Corp. Berhad          MAL           1,220,000       2,256,426         0.4
  REAL ESTATE
Kay Hian James Capel
 Holdings Ltd.
 (Foreign)             SING            984,000       1,243,516         0.2
  SECURITIES BROKER
Hong Kong Land
 Holdings Ltd.         HK              592,000       1,155,458         0.2
  REAL ESTATE
Olympia Industries
 Berhad                MAL           1,000,000       1,081,505         0.2
  REAL ESTATE
Taiping Consolidated
 Berhad(c)             MAL             603,000       1,011,301         0.2
  REAL ESTATE
Great Eagle Holding
 Company               HK            2,343,000         938,835         0.2
  REAL ESTATE
Somprasong Land Co.
 Ltd. (Local)          THAI            235,400         905,204         0.2
  REAL ESTATE
Shin Young Securities
 Co. (Preferred)(c)    KOR              50,000         799,087         0.2
  SECURITIES BROKER
Hang Lung Development
 Co.                   HK              365,000         518,969         0.1
  REAL ESTATE
Cheung Kong
 (Holdings) Ltd.       HK               60,000         244,297          --
  REAL ESTATE
Bangkok Land Co. Ltd.
 (Foreign)             THAI             19,500          48,565          --
  REAL ESTATE
                                                --------------
                                                    50,512,695
                                                --------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 72

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Banks-Regional (8.7%)
----------------------------------------------
Siam Commercial Bank
 Co. Ltd. (Foreign)    THAI          2,564,600  $   23,505,001         4.5
  BANKS-REGIONAL
Bank of Ayudhya Ltd.
 (Foreign)             THAI          1,512,600       6,148,045         1.2
  BANKS-REGIONAL
Overseas-Chinese
 Banking Corp. Ltd.
 (Foreign)             SING            500,000       5,151,099         1.0
  BANKS-REGIONAL
Shinhan Bank(c)        KOR             170,000       4,835,426         0.9
  BANKS-REGIONAL
Public Bank Berhad
 (Foreign)             MAL           2,200,000       4,563,187         0.9
  BANKS-REGIONAL
Thai Farmers Bank
 Ltd. (Foreign)        THAI            155,000       1,260,012         0.2
  BANKS-REGIONAL
                                                --------------
                                                    45,462,770
                                                --------------
Consumer Durables (6.7%)
----------------------------------------------
Samsung Electronics
 Co.:                  KOR                  --              --         4.1
  CONSUMER ELECTRONICS
  Common(c)            --              118,820      17,248,794          --
  New(c)               --                6,780         984,235          --
  Preferred(c)         --               43,850       3,314,891          --
Reliance Industries
 Ltd. 144A
 GDR(b)(c)(d)          IND             210,000       4,095,000         0.8
  TEXTILES & APPAREL
Daewoo Electronics
 Co.(c)                KOR             226,472       3,705,592         0.7
  CONSUMER ELECTRONICS
Hyundai Motor Co.
 Ltd.144A
 GDR(b)(c)(d)          KOR             133,000       2,493,750         0.5
  AUTOMOBILES
Futuris Corp. Ltd.     AUSL          1,883,363       1,621,574         0.3
  AUTO PARTS
PT Unilever Indonesia
 (Foreign)             INDO             70,414       1,121,752         0.2
  HOUSEHOLD PRODUCTS
PT Astra
 International
 (Foreign)             INDO            261,600         500,100         0.1
  AUTO PARTS
                                                --------------
                                                    35,085,688
                                                --------------
Multi-Industry (6.4%)
----------------------------------------------
Hutchison Whampoa
 Ltd.                  HK            2,310,000       9,345,699         1.8
  CONGLOMERATE
Renong Berhad          MAL           6,150,000       7,603,022         1.4
  CONGLOMERATE
Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Swire Pacific Ltd.
 Class "A"             HK              900,000  $    5,607,187         1.1
  CONGLOMERATE
ROC Taiwan Fund(b)(c)  TWN             438,700       5,209,563         1.0
  COUNTRY FUNDS
Arab Malaysian Corp.   MAL           1,713,000       4,799,353         0.9
  CONGLOMERATE
JG Summit Holdings
 Inc. Class "B"        PHIL            748,000         278,182         0.1
  CONGLOMERATE
Java Fund
 Cayman(b)(c)          INDO             30,000         261,000         0.1
  COUNTRY FUNDS
Jardine Matheson
 Holdings Ltd.         HK               36,000         257,093          --
  CONGLOMERATE
Berjaya Industrial
 Berhad                MAL             450,000         373,970          --
  MULTI-INDUSTRY
Indonesian Capital
 Fund (b)(c)           INDO              5,000          52,500          --
  COUNTRY FUNDS
Korea Fund Inc.(b)(c)  KOR                 716          16,289          --
  COUNTRY FUNDS
                                                --------------
                                                    33,803,858
                                                --------------
Energy (4.5%)
----------------------------------------------
Yukong Ltd.:           KOR                  --              --         1.5
  OIL
  Common(c)            --              160,000       7,427,702          --
  New (b)(c)           --                9,629         466,061          --
Hong Kong Electric
 Holdings Ltd.         HK            1,789,000       4,890,758         0.9
  ELECTRICAL & GAS UTILITIES
Korea Electric Power
 Corp. (c)             KOR             100,000       3,657,027         0.7
  ELECTRICAL & GAS UTILITIES
Tenaga Nasional
 Berhad                MAL             922,000       3,648,981         0.7
  ELECTRICAL & GAS UTILITIES
Oil Search Ltd.(c)     AUSL          4,652,000       3,355,849         0.7
  OIL
                                                --------------
                                                    23,446,378
                                                --------------
Capital Goods (1.7%)
----------------------------------------------
Bandar Raya
 Development
 Berhad(c)             MAL           1,548,000       2,620,439         0.5
  CONSTRUCTION
Hyundai Engineering &
 Construction Co.(c)   KOR              47,200       2,553,973         0.5
  CONSTRUCTION
E.R.G. Australia Ltd.
 (c)                   AUSL          1,390,000       2,318,104         0.4
  ELECTRICAL PLANT/EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 73

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

Equity                                              Market       % of Net
Investments              Ctry        Shares         Value        Assets(a)
---------------------------------------------------------------------------
Daewoo Heavy
 Industries(c)         KOR              88,757  $    1,384,717         0.3
  INDUSTRIAL COMPONENTS
United Engineers
 (Malaysia) Ltd.,
 Conv. Unsecured Loan
 Stock                 MAL             653,500         279,120          --
  CONSTRUCTION
                                                --------------
                                                     9,156,353
                                                --------------
Health Care (0.0%)
----------------------------------------------
Prasit Development
 Co. Ltd. (Local)      THAI             50,000          83,682          --
  HEALTH CARE SERVICES
                                                --------------
                                                        83,682
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Equity Investments
 (cost $449,645,495)..........................     477,829,344        91.1
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     No. of
Warrants (1.4%)                     Warrants
---------------------------------------------------------------------------
Rashid Hussain Berhad
 TSR expires 5/27/95
 (c)                   MAL           2,730,000       4,300,392         0.8
  SECURITIES BROKER
Swiss Bank Corp-HSBC
 expires 8/10/95(c)    HK            9,116,000       1,531,804         0.3
  BANKS-MONEY CENTER
SG Warburg OTC-China
 Light & Power
 expires 1/2/96(c)     HK           19,470,000       1,107,322         0.2
  ELECTRICAL & GAS UTILITIES
Peregrine Der-Sun
 Hung Kai Properties
 expires 5/4/95(c)     HK            1,440,000         294,086         0.1
  REAL ESTATE
Hong Kong Electric
 Holdings expires
 06/02/96(c)           HK            3,125,000          83,613          --
  ELECTRICAL & GAS UTILITIES
Hang Lung Development
 Co. expires
 10/31/97(c)           HK               36,500           5,473          --
  REAL ESTATE
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Warrants (cost $14,558,907).............       7,322,690         1.4
---------------------------------------------------------------------------
---------------------------------------------------------------------------

                                     No. of         Market       % of Net
Rights (0.0%)            Ctry        Rights         Value        Assets(a)
---------------------------------------------------------------------------
Olympia Industries
 Berhad expires
 1/20/95 (c)                MAL        300,000  $       48,197        --
  REAL ESTATE
Henderson
 Investment Ltd.
 expires 01/01/02
 (c)                         HK        500,000           5,041        --
  REAL ESTATE
Development &
 Commercial Bank
 expires 1994(c)      MAL            1,398,750               1         --
  BANKS-MONEY CENTER
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Rights (cost $0)........................          53,239          0.0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Fixed Income                       Principal
Investments           Currency       Amount
---------------------------------------------------------------------------
Corporate Bonds (1.9%)
----------------------------------------------
Reliance Industries
 Conv. Bond, 3.5%
 due 11/03/99         USD            4,510,000  $    5,006,100          1.0
  INDIAN CORPORATE BOND
Global Mark
 International
 Ltd., 144A Bond,
 3.5% due 2/9/95(d)   USD            3,000,000       3,082,500          0.6
  INDONESIAN CORPORATE BOND
ACER Inc., Conv.
 Bond, 4% due
 6/10/01              USD              750,000       1,803,750          0.3
  TAIWANESE CORPORATE BOND
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Fixed Income Investments
 (cost $10,254,010)...........................       9,892,350          1.9
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Short-Term Investments
----------------------------------------------
Repurchase Agreement (5.7%)
----------------------------------------------
Dated December 30, 1994, with State Street
 Bank and Trust Company due January 3, 1995,
 for an effective yield of 5.25%
 collateralized by $30,120,000 U.S. Treasury
 Note, 6.25% due 8/31/96. (Market Value
 $30,128,996 including accrued interest)
 (cost $30,123,784)...........................
                                                    30,123,784          5.7
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Investments
 (cost $504,582,196)*.........................     525,221,407        100.1
Other Assets and Liabilities..................        (370,446)        (0.1)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Net Assets....................................     524,850,961        100.0
---------------------------------------------------------------------------
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 74

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $524,850,961.
(b)  U.S. currency-denominated.
(c)  Non-income producing security.
(d) Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Abbreviations:
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.
* For Federal income tax purposes, cost is $505,326,733 and appreciation (depreciation) of securities is as follows:

           Unrealized appreciation:    $  72,704,804
           Unrealized depreciation:      (52,810,130)
                                       -------------
           Net unrealized
           appreciation:               $  19,894,674
                                       -------------
                                       -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1994, was concentrated in the following countries:

                                             Percentage of Net Assets (a)
                                 ----------------------------------------------------
                                                 Fixed       Short-Term
Country                            Equity       Income         & Other        Total
-------------------------------  -----------  -----------  ---------------  ---------
Australia......................         15.5                                     15.5
Hong Kong......................         20.0                        0.6          20.6
India..........................          1.2                                      1.2
Indonesia......................          3.4                                      3.4
Korea..........................         13.1                                     13.1
Malaysia.......................         13.1                        0.8          13.9
New Zealand....................          1.0                                      1.0
Philippines....................          1.4                                      1.4
Singapore......................          7.0                                      7.0
Taiwan.........................          1.0                                      1.0
Thailand.......................         14.4                                     14.4
United States..................                      1.9            5.6           7.5
                                                    --             --
                                       ---                                  ---------
Total..........................         91.1         1.9            7.0         100.0
                                                    --             --
                                                    --             --
                                       ---                                  ---------
                                       ---                                  ---------

----------------
(a)  Percentages indicated are based on net assets of $524,850,961.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 75

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1994

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $504,582,196) (Note 1).....................................  $ 525,221,407
  U.S. currency............................................................................
                                                                                             $      318
  Foreign currency (cost $4,969,037).......................................................
                                                                                              4,953,131      4,953,449
                                                                                             ----------
  Receivable for securities sold.......................................................................      8,680,120
  Receivable for Fund shares sold......................................................................      5,435,190
  Dividends and dividend withholding tax reclaims receivable...........................................        586,768
  Interest receivable..................................................................................        187,617
  Cash held as collateral for securities loaned (Note 1)...............................................     38,153,886
                                                                                                         -------------
  Total assets.........................................................................................    583,218,437
                                                                                                         -------------
Liabilities:
  Payable for securities purchased.....................................................................     15,529,722
  Payable for Fund shares repurchased..................................................................      3,738,102
  Payable for investment management and administration fees (Note 2)...................................        449,909
  Payable for service and distribution expenses (Note 2)...............................................        228,122
  Payable for printing and postage expenses............................................................        123,512
  Payable for professional fees........................................................................         68,981
  Payable for registration fees........................................................................         37,403
  Payable for custodian fees (Note 1)..................................................................         19,504
  Payable for transfer agent fees (Note 2).............................................................         18,335
  Collateral for securities loaned (Note 1)............................................................     38,153,886
                                                                                                         -------------
  Total liabilities....................................................................................     58,367,476
                                                                                                         -------------
Net assets.............................................................................................  $ 524,850,961
                                                                                                         -------------
                                                                                                         -------------
Class A:
Net asset value and redemption price per share
 ($404,679,778  DIVIDED BY 33,438,817 shares outstanding)..............................................  $       12.10
                                                                                                         -------------
                                                                                                         -------------
Maximum offering price per share
 (100/95.25 of $12.10)*................................................................................  $       12.70
                                                                                                         -------------
                                                                                                         -------------
Class B:+
Net asset value and offering price per share
 ($120,171,183  DIVIDED BY 10,047,652 shares outstanding)..............................................  $       11.96
                                                                                                         -------------
                                                                                                         -------------
Net assets consist of:
  Paid in capital (Note 4).............................................................................  $ 506,512,253
  Accumulated net realized loss on investments, options, futures, and forward foreign currency              (2,297,888)
   translations........................................................................................
  Net unrealized depreciation on translation of dividends and dividend withholding tax reclaims
   receivable, interest receivable, securities purchased and sold, and foreign currency................         (2,615)
  Net unrealized appreciation of investments...........................................................     20,639,211
                                                                                                         -------------
  Total -- representing net assets applicable to capital shares outstanding............................  $ 524,850,961
                                                                                                         -------------
                                                                                                         -------------

----------------
*    On sales of $50,000 or more, the offering price is reduced.
+ Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 76

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividends (net of foreign withholding tax of $728,778)..............................................  $   8,229,939
  Interest............................................................................................      2,759,460
                                                                                                        -------------
  Total investment income.............................................................................     10,989,399
                                                                                                        -------------
Expenses:
  Investment management and administration fees (Note 2)..............................................      5,563,245
  Service and distribution expenses: (Note 2)
    Class A............................................................................  $   1,615,636
    Class B............................................................................      1,108,574      2,724,210
                                                                                         -------------
  Transfer agent fees (Note 2)........................................................................      1,510,823
  Custodian fees (Note 1).............................................................................      1,175,408
  Printing and postage expenses.......................................................................        113,910
  Registration fees...................................................................................        112,796
  Professional fees...................................................................................         94,526
  Trustees' fees and expenses (Note 2)................................................................         14,227
                                                                                                        -------------
  Total expenses before expense reductions............................................................     11,309,145
    Expense reductions (Note 1).......................................................................       (291,126)
                                                                                                        -------------
  Total net expenses..................................................................................     11,018,019
                                                                                                        -------------
Net investment loss...................................................................................        (28,620)
                                                                                                        -------------
Net realized and unrealized gain (loss) on investments and foreign currencies: (Note 1)
Net realized gain on investments.......................................................      9,868,860
Net realized gain on foreign currency transactions.....................................      2,345,528
                                                                                         -------------
Net realized gain......................................................................                    12,214,388
Net change in unrealized depreciation on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and
 sold, foreign currency, and forward foreign currency contracts........................         25,326
Net change in unrealized appreciation of investments...................................   (129,412,169)
                                                                                         -------------
Net unrealized depreciation...........................................................................   (129,386,843)
                                                                                                        -------------
Net realized and unrealized loss on investments and foreign currencies................................   (117,172,455)
                                                                                                        -------------
Net decrease in net assets resulting from operations..................................................  $(117,201,075)
                                                                                                        -------------
                                                                                                        -------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 77

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1994   DECEMBER 31, 1993
                                                                                             ------------------  ------------------
Increase (decrease) in net assets
Operations:
  Net investment loss......................................................................
                                                                                              $        (28,620)   $     (1,072,288)
  Net realized gain on investments, options, futures, and forward foreign currency transactions............................................................................
                                                                                                    12,214,388          50,199,220
  Net change in unrealized appreciation (depreciation) on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts......................
                                                                                                        25,326              16,302
  Net change in unrealized appreciation (depreciation) of investments......................
                                                                                                  (129,412,169)        142,646,599
                                                                                             ------------------  ------------------
  Net increase (decrease) in net assets resulting from operations..........................
                                                                                                  (117,201,075)        191,789,833
                                                                                             ------------------  ------------------
Class A:+
Distributions to shareholders from: (Note 1)
  Net investment income....................................................................
                                                                                                      (202,019)          --
  Net realized gain on investments.........................................................
                                                                                                   (18,250,328)        (19,333,572)
  In excess of net realized gain on investments............................................
                                                                                                    (2,341,796)          --
Class B:++
Distributions to shareholders from: (Note 1)
  Net realized gain on investments.........................................................
                                                                                                    (5,228,855)         (2,490,704)
  In excess of net realized gain on investments............................................
                                                                                                      (670,942)          --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................................
                                                                                                 1,372,467,962         667,812,844
  Decrease from capital shares repurchased.................................................
                                                                                                (1,274,742,064)       (548,176,350)
                                                                                             ------------------  ------------------
Net increase from capital share transactions...............................................
                                                                                                    97,725,898         119,636,494
                                                                                             ------------------  ------------------
Total increase (decrease) in net assets....................................................
                                                                                                   (46,169,117)        289,602,051
Net assets:
  Beginning of year........................................................................
                                                                                                   571,020,078         281,418,027
                                                                                             ------------------  ------------------
  End of year..............................................................................
                                                                                              $    524,850,961    $    571,020,078
                                                                                             ------------------
                                                                                             ------------------  ------------------
                                                                                                                 ------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 78

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                               CLASS A+
                                                    --------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                                       1994         1993         1992         1991         1990
                                                    ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period..............       $15.86       $10.31       $11.30       $10.57       $12.61
                                                    ----------   ----------   ----------   ----------   ----------
Net investment income (loss)......................         0.02        (0.03)        0.07         0.11         0.13
Net realized and unrealized gain (loss) on
  investments.....................................        (3.15)        6.23        (0.97)        1.25        (1.51)
                                                    ----------   ----------   ----------   ----------   ----------
Net increase (decrease) from investment
  operations......................................        (3.13)        6.20        (0.90)        1.36        (1.38)
                                                    ----------   ----------   ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income...........................        (0.01)       (0.00)       (0.06)       (0.08)       (0.12)
  Net realized gain on investments................        (0.55)       (0.65)       (0.03)       (0.55)       (0.54)
  In excess of net realized gain on investments...        (0.07)    --           --           --           --
                                                    ----------   ----------   ----------   ----------   ----------
    Total distributions...........................        (0.63)       (0.65)       (0.09)       (0.63)       (0.66)
                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period....................       $12.10       $15.86       $10.31       $11.30       $10.57
                                                    ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------
Total investment return (c).......................    (19.73)%       60.6%        (8.0)%       13.1%       (11.0)%
                                                    ----------   ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $404,680     $498,898     $281,418     $333,800     $234,793
Ratio of net investment income (loss) to average
  net assets......................................      0.11%        (0.3)%        0.6%         1.0%         1.1%
Ratio of expenses to average net assets...........      1.81%         1.9%         2.0%         2.0%         2.1%
Portfolio turnover rate+++........................        87%         117%          72%          85%          75%

                                                            CLASS B++
                                                    -------------------------
                                                                   APRIL 1,
                                                                     1993
                                                                      TO
                                                                 DECEMBER 31,
                                                       1994          1993
                                                    ----------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............       $15.79       $11.27
                                                    ----------   ------------
Net investment income (loss)......................        (0.06)       (0.10)
Net realized and unrealized gain (loss) on
  investments.....................................        (3.15)        5.27
                                                    ----------   ------------
Net increase (decrease) from investment
  operations......................................        (3.21)        5.17
                                                    ----------   ------------
Distributions to shareholders from:
  Net investment income...........................        (0.00)       (0.00)
  Net realized gain on investments................        (0.55)       (0.65)
  In excess of net realized gain on investments...        (0.07)    --
                                                    ----------   ------------
    Total distributions...........................        (0.62)       (0.65)
                                                    ----------   ------------
Net asset value, end of period....................       $11.96       $15.79
                                                    ----------   ------------
                                                    ----------   ------------
Total investment return (c).......................    (20.30)%       46.3%(a)
                                                    ----------   ------------
                                                    ----------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $120,171      $72,122
Ratio of net investment income (loss) to average
  net assets......................................     (0.54)%       (0.9)%(b)
Ratio of expenses to average net assets...........      2.46%         2.5%(b)
Portfolio turnover rate+++........................        87%         117%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  Not annualized.
(b)  Annualized.
(c)  Total investment return does not include sales charges.

                  Statement of Additional Information Page 79

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global New Pacific Growth Fund ("Fund") is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are traded or, on the principal over-the-counter market, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management Inc. ("G.T. Capital") to be the primary market.

Fixed income securities are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type. However, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

As of January 1, 1994, the Fund adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Certain 1993 amounts have been reclassified for consistency in financial statement presentation.

                  Statement of Additional Information Page 80

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

(C)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a foreign currency.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or in the case of an over-the-counter option is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund uses options in order to manage its exposure to currency levels or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The

                  Statement of Additional Information Page 81

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND
cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
At December 31, 1994, stocks with an aggregate value of approximately $36,020,059 were on loan to brokers. The loans were secured by cash collateral of $38,153,886, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1994, the Fund received fees of $291,126 which were used to reduce custodian fees.

(I)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K)  FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of average daily net assets on the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $260,474 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. For the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of $280,905. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate

                  Statement of Additional Information Page 82

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND
distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $531,800,983 and $444,840,237, respectively. There were no purchases or sales of U.S. government obligations during the year.

                  Statement of Additional Information Page 83

                      G.T. GLOBAL NEW PACIFIC GROWTH FUND

4. CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                   YEAR ENDED                   YEAR ENDED
                                                                               DECEMBER 31, 1994            DECEMBER 31, 1993
                                                                          ----------------------------  --------------------------
CLASS A                                                                     SHARES         AMOUNT         SHARES        AMOUNT
                                                                          -----------  ---------------  -----------  -------------
Shares sold.............................................................   75,474,666  $ 1,050,741,703   45,708,317  $ 580,807,068
Shares issued in connection with reinvestment of distributions..........    1,507,455       18,168,232    1,128,287     16,653,064
                                                                          -----------  ---------------  -----------  -------------
                                                                           76,982,121    1,068,909,935   46,836,604    597,460,132
Shares repurchased......................................................  (75,002,452)  (1,047,474,403) (42,668,167)  (539,777,327)
                                                                          -----------  ---------------  -----------  -------------
Net increase............................................................    1,979,669  $    21,435,532    4,168,437  $  57,682,805
                                                                          -----------  ---------------  -----------  -------------
                                                                          -----------  ---------------  -----------  -------------


                                                                                                              APRIL 1, 1993
                                                                                   YEAR ENDED                       TO
                                                                               DECEMBER 31, 1994            DECEMBER 31, 1993
                                                                          ----------------------------  --------------------------
CLASS B                                                                     SHARES         AMOUNT         SHARES        AMOUNT
                                                                          -----------  ---------------  -----------  -------------
Shares sold.............................................................   21,680,848  $   298,469,013    5,008,493  $  68,230,701
Shares issued in connection with reinvestment of distributions..........      427,074        5,089,014      144,354      2,122,010
                                                                          -----------  ---------------  -----------  -------------
                                                                           22,107,922      303,558,027    5,152,847     70,352,711
Shares repurchased......................................................  (16,628,905)    (227,267,661)    (584,212)    (8,399,022)
                                                                          -----------  ---------------  -----------  -------------
Net increase............................................................    5,479,017  $    76,290,366    4,568,635  $  61,953,689
                                                                          -----------  ---------------  -----------  -------------
                                                                          -----------  ---------------  -----------  -------------

--------------

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $24,723,218 as capital gain dividends for the taxable year ended December 31, 1994.

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $728,778 of foreign taxes paid and $8,352,383 of gross income earned from foreign sources in the taxable year ended December 31, 1994.

                  Statement of Additional Information Page 84

                         G.T. GLOBAL EUROPE GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global Europe Growth Fund, one of the funds organized as a series of G.T. Global Growth Series, including the schedule of portfolio investments, as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global Europe Growth Fund as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

                  Statement of Additional Information Page 85

                         G.T. GLOBAL EUROPE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

Equity                                               Market        % of Net
Investments             Ctry         Shares          Value        Assets(a)
-----------------------------------------------------------------------------
Finance (23.8%)
-----------------------------------------------
Skandia Forsakrings
 AB - Free                 SWDN       1,270,100     $21,974,048         3.0
  INSURANCE - MULTI-LINE
Swiss Reinsurance
 Co. (Regis-
 tered) (b)           SWTZ               29,300      17,667,329          2.4
  INSURANCE - MULTI-LINE
Warburg (SG) Group
 PLC                  UK              1,626,000      17,619,668          2.4
  INVESTMENT MANAGEMENT
National
 Westminster Bank
 PLC                  UK              1,978,750      15,895,690          2.2
  BANKS - MONEY CENTER
Barclays PLC          UK              1,650,000      15,786,878          2.2
  BANKS - MONEY CENTER
Assicurazioni
 Generali S.P.A.      ITLY              668,000      15,726,134          2.2
  INSURANCE - MULTI-LINE
Bank of Ireland       IRL             2,800,000      13,153,774          1.8
  BANKS - MONEY CENTER
Banco Central
 Hispano-
 Americano S.A.       SPN               525,000      12,571,266          1.7
  BANKS - MONEY CENTER
Banco
 InterContinental
 Espanol              SPN               134,000      11,092,816          1.5
  BANKS - MONEY CENTER
M & G Group PLC       UK                600,000       9,179,455          1.3
  INVESTMENT MANAGEMENT
Singer &
 Friedlander          UK              6,250,000       8,318,979          1.1
  INVESTMENT MANAGEMENT
Provident Financial
 PLC                  UK                900,000       7,638,584          1.0
  INSURANCE - MULTI-LINE
Axa (Ex-Cie Du
 Midi)                FR                158,503       7,344,066          1.0
  INSURANCE - MULTI-LINE
                                                 --------------
                                                    173,968,687
                                                 --------------
Services (18.3%)
-----------------------------------------------
Telecom Italia
 S.P.A. (b)           ITLY            7,000,000      18,228,942          2.5
  TELEPHONE NETWORKS
Lufthansa (b)         GER               132,900      16,733,712          2.3
  TRANSPORTATION - AIRLINES

Equity                                               Market        % of Net
Investments             Ctry         Shares          Value        Assets(a)
-----------------------------------------------------------------------------
Compass Group PLC            UK       2,739,544     $14,457,036         2.0
  RESTAURANTS
Tele Danmark AS "B"         DEN         264,287      13,430,587         1.8
  TELEPHONE NETWORKS
Costa Crociere
 S.P.A.               ITLY            5,330,700      12,829,207          1.8
  LEISURE & TOURISM
Granada Group PLC     UK              1,390,000      11,144,378          1.5
  LEISURE & TOURISM
Great Universal
 Stores PLC           UK              1,238,000      10,546,070          1.5
  RETAILERS-OTHER
Prosegur, Compania
 de Seguridad S.A.
 (Registered)         SPN               436,589       8,297,016          1.1
  BUSINESS & PUBLIC SERVICES
Cortefiel SA          SPN               256,000       7,686,811          1.1
  RETAILERS-APPAREL
Royal PTT Nederland
 N.V.                 NETH              225,000       7,584,707          1.0
  TELEPHONE NETWORKS
British Sky
 Broadcasting (b)     UK              1,238,600       4,965,262          0.7
  CABLE TELEVISION
Bergesen
 DY AS "B" N.V.       NOR               134,400       3,261,074          0.5
  TRANSPORTATION - SHIPPING
EffJohn OY-A Free
 (b)                  FIN               290,000       3,248,441          0.4
  TRANSPORTATION - SHIPPING
Hagemeyer N.V.        NETH               11,100         904,706          0.1
  WHOLESALE & INTERNATIONAL TRADE
                                                 --------------
                                                    133,317,949
                                                 --------------
Materials/Basic Industries (16.6%)
-----------------------------------------------
British Steel PLC     UK              6,347,500      15,307,156          2.1
  METALS - STEEL
Imperial Chemical
 Industries PLC       UK              1,300,000      15,237,238          2.1
  CHEMICALS
SSAB Svenskt Stal
 AB (Free):           SWDN                   --              --          1.8
  METALS - STEEL
  "A"                 --                234,000      10,239,252           --
  "B"                 --                 71,000       3,106,782           --
DSM N.V.              NETH              153,800      12,221,401          1.7
  CHEMICALS

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 86

                         G.T. GLOBAL EUROPE GROWTH FUND

Equity                                               Market        % of Net
Investments             Ctry         Shares          Value        Assets(a)
-----------------------------------------------------------------------------
Koninklijke
 Nederlandsche
 Hoogovens en
 Staalfabrieken
 N.V. (b)                  NETH         265,800     $12,069,287         1.7
  METALS - STEEL
Glynwed Inter-
 national PLC                UK       2,025,000      10,622,847         1.5
  METALS - STEEL
RTZ Corporation PLC
 (Registered) (b)     UK                800,374      10,377,539          1.4
  METALS - NON-FERROUS
Meyer Inter-
 national PLC         UK              1,793,000      10,023,505          1.4
  BUILDING MATERIALS & COMPONENTS
Castorama Dubois
 Investisse           FR                 70,693       8,830,833          1.2
  BUILDING MATERIALS & COMPONENTS
Tarmac PLC            UK              4,700,000       8,795,020          1.2
  BUILDING MATERIALS & COMPONENTS
Construcciones y
 Auxiliar de
 Ferrocarriles S.A.
 (CAF)                SPN                73,300       3,956,138          0.5
  BUILDING MATERIALS & COMPONENTS
                                                 --------------
                                                    120,786,998
                                                 --------------
Consumer Durables (10.4%)
-----------------------------------------------
Volkswagen AG         GER                76,400      21,015,303          2.9
  AUTOMOBILES
Bayerische Motoren
 Werke (BMW) AG       GER                39,970      19,769,497          2.7
  AUTOMOBILES
Lucas Industries
 PLC                  UK              5,500,000      17,741,935          2.4
  AUTO PARTS
Volvo AB-B Free       SWDN              464,000       8,746,112          1.2
  AUTOMOBILES
Arbonia Forster
 Holding (Bearer)     SWTZ                4,160       4,641,651          0.6
  APPLIANCES & HOUSEHOLD DURABLES
Porsche AG (Non-
 voting Preferred)    GER                10,000       4,355,266          0.6
  AUTOMOBILES
                                                 --------------
                                                     76,269,764
                                                 --------------
Broadcasting & Publishing (9.0%)
-----------------------------------------------
Pearson PLC           UK              2,065,000      18,011,352          2.5
Reuters Holdings
 PLC                  UK              2,095,000      15,353,273          2.1
Elsevier N.V.         NETH            1,450,000      15,123,315          2.1
EMAP PLC              UK              1,093,000       6,811,995          0.9
Societe Television
 Francaise 1          FR                 62,002       5,622,506          0.8
Euro RSCG
 Worldwide, S.A.      FR                 40,461       4,167,722          0.6
                                                 --------------
                                                     65,090,163
                                                 --------------
Equity                                               Market        % of Net
Investments             Ctry         Shares          Value        Assets(a)
-----------------------------------------------------------------------------
Multi-Industry/Miscellaneous (8.8%)
-----------------------------------------------
Tomkins PLC                  UK       5,000,000     $17,107,736         2.4
  CONGLOMERATE
Hanson PLC            UK              4,225,000      15,283,041          2.1
  CONGLOMERATE
BTR PLC               UK              3,165,487      14,573,335          2.0
  CONGLOMERATE
Veba AG               GER                25,000       8,716,988          1.2
  CONGLOMERATE
Wassall (J.W.) PLC    UK              1,857,500       8,260,727          1.1
  CONGLOMERATE
                                                 --------------
                                                     63,941,827
                                                 --------------
Capital Goods (6.0%)
-----------------------------------------------
Sandvik AB-B Free     SWDN              615,000       9,894,915          1.4
  MACHINE TOOLS
Nokia AB
 (Preferred)          FIN                57,100       8,423,502          1.2
  TELECOM EQUIPMENT
Alcatel Alsthom       FR                 94,300       8,053,338          1.1
  TELECOM EQUIPMENT
Krones AG
 (Preferred)          GER                 8,708       4,891,819          0.7
  MACHINE TOOLS
Weir Group PLC        UK                950,000       4,195,114          0.6
  MACHINERY & ENGINEERING
Celsius Industries
 Corp. AB-B           SWDN              172,000       3,821,039          0.5
  AEROSPACE/DEFENSE
Ansaldo Transporti    ITLY            1,100,000       3,801,296          0.5
  ELECTRICAL PLANT/EQUIPMENT
                                                 --------------
                                                     43,081,023
                                                 --------------
Consumer Non-Durables (1.8%)
-----------------------------------------------
Matthew Clark PLC     UK                948,600       7,902,524          1.1
  BEVERAGES - ALCOHOLIC
Bic                   FR                 40,700       5,114,655          0.7
  OTHER CONSUMER GOODS
                                                 --------------
                                                     13,017,179
                                                 --------------
Health Care (1.1%)
-----------------------------------------------
Medeva PLC            UK              3,000,000       7,704,353          1.1
  PHARMACEUTICALS
                                                 --------------
                                                      7,704,353
                                                 --------------
Energy (0.4%)
-----------------------------------------------
RJB Mining PLC        UK                611,640       3,198,994          0.4
  COAL
                                                 --------------
                                                      3,198,994
                                                 --------------
Technology (0.4%)
-----------------------------------------------
Benefon OY (b)        FIN                 9,620       3,151,432          0.4
  TELECOM TECHNOLOGY
                                                 --------------
                                                      3,151,432
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Equity Investments
 (cost $668,890,276)...........................     703,528,369         96.6
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 87

                         G.T. GLOBAL EUROPE GROWTH FUND

                                     No. of          Market        % of Net
Warrants (0.1)%         Ctry        Warrants         Value        Assets(a)
-----------------------------------------------------------------------------
Costa Crociere
 S.P.A. expires
 11/30/99 (b)              ITLY       1,693,510        $464,736         0.1
  LEISURE & TOURISM
Swiss Reinsurance
 Co. "B" expires
 6/30/95 (b)          SWTZ               18,192         166,835          0.0
  INSURANCE - MULTI-LINE
                                     No. of          Market        % of Net
Warrants                Ctry        Warrants         Value        Assets(a)
-----------------------------------------------------------------------------

BTR PLC expires
 11/26/98 (b)                UK               1              $1         0.0
  CONGLOMERATE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Warrants (cost $0).......................         631,572          0.1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Investments
 (cost $668,890,276)*..........................     704,159,941         96.7
Other Assets and Liabilities...................      23,754,609          3.3
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Net Assets.....................................    $727,914,550        100.0
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $727,914,550.
(b)  Non-income producing security.
* For Federal income tax purposes, cost is $672,299,411 and appreciation (depreciation) of securities is as follows:

           Unrealized appreciation:         $ 74,913,111
           Unrealized depreciation:          (43,052,581)
                                            ------------
           Net unrealized appreciation:     $ 31,860,530
                                            ------------
                                            ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1994, was concentrated in the following countries:

                                                   % of Net Assets(a)
                                 ------------------------------------------------------
                                                               Short-Term
Country                            Equity       Warrants         & Other        Total
-------------------------------  -----------  -------------  ---------------  ---------
Denmark........................         1.8                                         1.8
Finland........................         2.0                                         2.0
France.........................         5.4                                         5.4
Germany........................        10.4                                        10.4
Ireland........................         1.8                                         1.8
Italy..........................         7.0           0.1                           7.1
Netherlands....................         6.6                                         6.6
Norway.........................         0.5                                         0.5
Spain..........................         5.9                                         5.9
Sweden.........................         7.9                                         7.9
Switzerland....................         3.0                                         3.0
United Kingdom.................        44.3                                        44.3
United States..................                                       3.3           3.3
                                                       --              --
                                        ---                                   ---------
Total..........................        96.6           0.1             3.3         100.0
                                                       --              --
                                                       --              --
                                        ---                                   ---------
                                        ---                                   ---------

----------------
(a)  Percentages are based on net assets of $727,914,550.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 88

                         G.T. GLOBAL EUROPE GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income (Note 1):
  Dividends (net of foreign withholding tax of $3,225,473).............................................  $ 19,482,026
  Interest.............................................................................................       799,977
                                                                                                         ------------
  Total investment income..............................................................................    20,282,003
                                                                                                         ------------
Expenses:
  Investment management and administration fees (Note 2)...............................................     8,319,087
  Service and distribution expenses: (Note 2)
    Class A..............................................................................  $  2,748,240
    Class B..............................................................................       773,242     3,521,482
                                                                                           ------------
  Transfer agent fees (Note 2).........................................................................     2,586,834
  Custodian fees (Note 1)..............................................................................     1,124,144
  Printing and postage expenses........................................................................       294,657
  Professional fees....................................................................................       100,492
  Registration and filing fees.........................................................................        97,903
  Trustees' fees and expenses (Note 2).................................................................        16,476
  Other................................................................................................        27,001
                                                                                                         ------------
  Total expenses before reductions.....................................................................    16,088,076
    Expense reductions (Notes 1 and 5).................................................................      (635,718)
                                                                                                         ------------
  Total net expenses...................................................................................    15,452,358
                                                                                                         ------------
Net investment income..................................................................................     4,829,645
                                                                                                         ------------
Net realized and unrealized gain (loss) on investments and foreign currencies (Note 1):
Net realized gain on investments.........................................................    61,816,736
Net realized loss on foreign currency transactions.......................................   (16,663,054)
                                                                                           ------------
Net realized gain during the period....................................................................    45,153,682
Net change in unrealized appreciation on translation of dividends and dividend withholding tax reclaims receivable, securities purchased and sold, foreign currency,
 and forward foreign currency contracts..................................................    (6,292,249)
Net change in unrealized appreciation of investments.....................................   (91,044,462)
                                                                                           ------------
Net unrealized depreciation during the period..........................................................   (97,336,711)
                                                                                                         ------------
Net realized and unrealized loss on investments and foreign currencies.................................   (52,183,029)
                                                                                                         ------------
Net decrease in net assets resulting from operations...................................................  $(47,353,384)
                                                                                                         ------------
                                                                                                         ------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 89

                         G.T. GLOBAL EUROPE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1994   DECEMBER 31, 1993
                                                                                             ------------------  ------------------
Increase (decrease) in net assets
Operations:
  Net investment income....................................................................
                                                                                              $      4,829,645    $      4,381,074
  Net realized gain on investments and foreign currency transactions.......................
                                                                                                    45,153,682          66,059,815
  Net change in unrealized appreciation (depreciation) on translation of dividends and dividend withholding tax reclaims receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts........................................
                                                                                                    (6,292,249)         (8,083,993)
  Net change in unrealized appreciation (depreciation) of investments......................
                                                                                                   (91,044,462)        136,515,626
                                                                                             ------------------  ------------------
  Net increase (decrease) in net assets resulting from operations..........................
                                                                                                   (47,353,384)        198,872,522
                                                                                             ------------------  ------------------
Class A:+
Distributions to shareholders from: (Note 1)
  Net investment income....................................................................
                                                                                                    (3,125,751)         (4,231,520)
  In excess of net realized gain on investments............................................
                                                                                                    (8,333,619)         (1,830,576)
Class B:++
Distributions to shareholders from: (Note 1)
  Net investment income....................................................................
                                                                                                     --                   (149,554)
  In excess of net realized gain on investments............................................
                                                                                                    (1,040,571)            (64,698)
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................................
                                                                                                 1,287,884,918         584,014,629
  Decrease from capital shares repurchased.................................................
                                                                                                (1,388,865,472)       (669,469,810)
                                                                                             ------------------  ------------------
Net decrease from capital share transactions...............................................
                                                                                                  (100,980,554)        (85,455,181)
                                                                                             ------------------  ------------------
Total increase (decrease) in net assets....................................................
                                                                                                  (160,833,879)        107,140,993
Net assets:
  Beginning of year........................................................................
                                                                                                   888,748,429         781,607,436
                                                                                             ------------------  ------------------
  End of year..............................................................................
                                                                                              $    727,914,550    $    888,748,429
                                                                                             ------------------
                                                                                             ------------------  ------------------
                                                                                                                 ------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 90

                         G.T. GLOBAL EUROPE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            CLASS A+
                                               ------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------
                                                 1994(A)       1993(A)      1992(A)        1991          1990
                                               ------------   ---------   -----------   -----------   -----------
Per Share Operating Performance:
Net asset value, beginning of period.........    $10.84         $ 8.51       $9.59           $9.33        $10.94
                                               ------------   ---------   -----------   -----------   -----------
Net investment income........................      0.06           0.05        0.11**          0.21          0.10
Net realized and unrealized gain (loss) on
 investments.................................     (0.69)          2.36       (1.19)           0.19         (1.71)
                                               ------------   ---------   -----------   -----------   -----------
Net increase (decrease) in net asset value
 resulting from investment operations........     (0.63)          2.41       (1.08)           0.40         (1.61)
                                               ------------   ---------   -----------   -----------   -----------
Distributions:
  Net investment income......................     (0.05)         (0.06)      (0.00)          (0.14)        (0.00)
  In excess of net investment income.........        --          (0.02)         --              --            --
  In excess of net realized gain on
   investments...............................     (0.13)            --          --              --            --
                                               ------------   ---------   -----------   -----------   -----------
      Total distributions....................     (0.18)         (0.08)      (0.00)          (0.14)        (0.00)
                                               ------------   ---------   -----------   -----------   -----------
Net asset value, end of period...............    $10.03         $10.84       $8.51           $9.59        $ 9.33
                                               ------------   ---------   -----------   -----------   -----------
                                               ------------   ---------   -----------   -----------   -----------
Total investment return (d)..................     (5.80)%         28.3%      (11.3)%           4.3%        (14.7)%
                                               ------------   ---------   -----------   -----------   -----------
                                               ------------   ---------   -----------   -----------   -----------

Ratios and supplemental data:
Net assets, end of period (in 000's).........  $646,313       $854,701    $781,607      $1,211,709    $1,428,677
Ratio of net investment income (loss) to
 average net assets..........................      0.61%           0.6%        1.2%**          1.7%          1.1%
Ratio of expenses to average net assets......      1.73%           1.9%        2.0%**          1.8%          1.9%
Ratio of expenses to average net assets
 before expense reductions...................      1.81%            --%         --%             --%           --%
Portfolio turnover rate+++...................        91%            67%         65%             55%           34%

                                                       CLASS B++
                                               --------------------------
                                                               APRIL 1,
                                                               1993 TO
                                                             DECEMBER 31,
                                                 1994(A)       1993(A)
                                               -----------   ------------
Per Share Operating Performance:
Net asset value, beginning of period.........   $10.79        $ 9.02
                                               -----------   ------------
Net investment income........................    (0.00)         0.00
Net realized and unrealized gain (loss) on
 investments.................................    (0.69)         1.85
                                               -----------   ------------
Net increase (decrease) in net asset value
 resulting from investment operations........    (0.69)         1.85
                                               -----------   ------------
Distributions:
  Net investment income......................    (0.00)        (0.06)
  In excess of net investment income.........       --         (0.02)
  In excess of net realized gain on
   investments...............................    (0.13)           --
                                               -----------   ------------
      Total distributions....................    (0.13)        (0.08)
                                               -----------   ------------
Net asset value, end of period...............   $ 9.97        $10.79
                                               -----------   ------------
                                               -----------   ------------
Total investment return (d)..................    (6.38)%        20.5%(b)
                                               -----------   ------------
                                               -----------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's).........  $81,602       $34,048
Ratio of net investment income (loss) to
 average net assets..........................    (0.04)%        (0.1)%(c)
Ratio of expenses to average net assets......     2.38%          2.6%(c)
Ratio of expenses to average net assets
 before expense reductions...................     2.46%           --%
Portfolio turnover rate+++...................       91%           67%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A Shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
** Includes reimbursement by G.T. Capital Management, Inc. of Fund Class A operating expenses of less than one cent per share. Without such reimbursement, the ratio of expenses to average net assets would have been 2.1% and the ratio of net investment income to average net assets would have been 1.2% (See Note 2).
(a) Calculated based upon weighted average shares outstanding during the period.
(b)  Not annualized.
(c)  Annualized.
(d)  Total investment return does not include sales charges.

                  Statement of Additional Information Page 91

                         G.T. GLOBAL EUROPE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global Europe Growth Fund ("Fund"), formerly G.T. Europe Growth Fund, is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sales price on the exchange on which such securities are traded, or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management, Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

As of January 1, 1994, the Fund adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Certain 1993 amounts have been reclassified for consistency in financial statement presentation.

                  Statement of Additional Information Page 92

                         G.T. GLOBAL EUROPE GROWTH FUND

(C)  REPURCHASE AGREEMENT
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a foreign currency.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or, in the case of an over-the-counter option, is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund uses options in order to manage its exposure to currency levels or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The

                  Statement of Additional Information Page 93

                         G.T. GLOBAL EUROPE GROWTH FUND
cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less than advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
At December 31, 1994, stocks with an aggregate value of approximately $49,004,548 were on loan to brokers. The loans were secured by cash collateral of $51,041,060, received by the Fund. For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1994, the Fund earned fees of $590,131 which were used to reduce custodian fees.

(I)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforward of $195,539,627 of which $38,161,243 expires in 1999, $152,895,949 expires in 2000, and $4,482,435 expires in 2001.

(J)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K)  FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to G.T. Capital at the following annualized rates of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $137,252 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of

                  Statement of Additional Information Page 94

                         G.T. GLOBAL EUROPE GROWTH FUND
Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. For the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of $237,076. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for G.T. Global's expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual rate of 2.25% and 2.90% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of G.T. Capital. The commissions paid to these affiliated companies were $84,945 for the year ended December 31, 1994.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $750,641,561 and $871,037,208, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                  Statement of Additional Information Page 95

                         G.T. GLOBAL EUROPE GROWTH FUND

4.  CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                  YEAR ENDED                    YEAR ENDED
                                                                               DECEMBER 31, 1994            DECEMBER 31, 1993
                                                                         -----------------------------  --------------------------
CLASS A                                                                     SHARES         AMOUNT         SHARES        AMOUNT
                                                                         ------------  ---------------  -----------  -------------
Shares sold............................................................   109,168,643  $ 1,160,153,253   56,182,418  $ 540,986,298
Shares issued in connection with reinvestment of distributions.........       874,425        8,526,677      418,308      4,370,535
                                                                         ------------  ---------------  -----------  -------------
                                                                          110,043,068    1,168,679,930   56,600,726    545,356,833
Shares repurchased.....................................................  (124,431,789)  (1,325,037,548) (69,579,382)  (662,837,625)
                                                                         ------------  ---------------  -----------  -------------
Net decrease...........................................................   (14,388,721) $  (156,357,618) (12,978,656) $(117,480,792)
                                                                         ------------  ---------------  -----------  -------------
                                                                         ------------  ---------------  -----------  -------------


                                                                                                              APRIL 1, 1993
                                                                                  YEAR ENDED                        TO
                                                                               DECEMBER 31, 1994            DECEMBER 31, 1993
                                                                         -----------------------------  --------------------------
CLASS B                                                                     SHARES         AMOUNT         SHARES        AMOUNT
                                                                         ------------  ---------------  -----------  -------------
Shares sold............................................................    10,710,316  $   118,315,558    3,789,830  $  38,477,886
Shares issued in connection with reinvestment of distributions.........        91,703          889,430       17,347        179,910
                                                                         ------------  ---------------  -----------  -------------
                                                                           10,802,019      119,204,988    3,807,177     38,657,796
Shares repurchased.....................................................    (5,769,922)     (63,827,924)    (651,439)    (6,632,185)
                                                                         ------------  ---------------  -----------  -------------
Net increase...........................................................     5,032,097  $    55,377,064    3,155,738  $  32,025,611
                                                                         ------------  ---------------  -----------  -------------
                                                                         ------------  ---------------  -----------  -------------

5.  EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1994, the Fund's expenses were reduced by $45,587 under these arrangements.

--------------

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $3,225,473 of foreign taxes paid and $22,707,499 of gross income earned from foreign sources in the taxable year ended December 31, 1994.

                  Statement of Additional Information Page 96

                         G.T. GLOBAL JAPAN GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global Japan Growth Fund, a series of shares of beneficial interest of G.T. Global Growth Series, including the schedule of portfolio investments, as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global Japan Growth Fund, as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

                  Statement of Additional Information Page 97

                         G.T. GLOBAL JAPAN GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

Equity                                           Market        % of Net
Investments                      Shares          Value        Assets(a)
-------------------------------------------------------------------------
Retailers (20.9%)
-----------------------------------------------------------
Seven-Eleven Japan Ltd. (c)          80,000      $6,436,966         5.1
  RETAILERS-FOOD
Autobacs Seven                       50,000       5,976,896          4.8
  RETAILERS-OTHER
Southland Corp. (b)(c)(d)         1,145,000       5,152,500          4.1
  RETAILERS-FOOD
Aoyama Trading                      140,000       3,192,366          2.5
  RETAILERS-APPAREL
Bunkyodo Co., Ltd.                   72,000       2,965,344          2.4
  RETAILERS-OTHER
Fast Retailing Co., Ltd.             23,000       2,518,332          2.0
  RETAILERS-APPAREL
                                             --------------
                                                 26,242,404
                                             --------------
Technology (18.4%)
-----------------------------------------------------------
Hosiden Electronics                 230,000       4,944,249          3.9
  COMPUTERS & PERIPHERALS
Matsushita-Kotobuki
 Electronics Industries Ltd.        180,000       4,701,155          3.7
  COMPUTERS & PERIPHERALS
Kyushu-Matsushita Electric
 Industrial                         190,000       4,656,956          3.7
  COMPUTERS & PERIPHERALS
Nakamichi Corp.                     330,000       2,933,702          2.3
  COMPUTERS & PERIPHERALS
Innotech Corp.                       40,500       1,765,645          1.4
  SEMICONDUCTORS
NGK Spark Plug Co., Ltd.            115,000       1,513,310          1.2
  SEMICONDUCTORS
Riso Kagaku                          17,000       1,475,439          1.2
  COMPUTERS & PERIPHERALS
Nippon Densan                        32,900       1,193,059          1.0
  COMPUTERS & PERIPHERALS
                                             --------------
                                                 23,183,515
                                             --------------
Services (11.5%)
-----------------------------------------------------------
DDI Corp.                               495       4,276,243          3.4
  TELEPHONE NETWORKS
Nissha Printing Co.                 150,000       3,179,307          2.5
  BROADCASTING & PUBLISHING
Ten Allied Co.                      100,000       2,812,657          2.2
  RESTAURANTS
Yoshinoya D&C Co., Ltd.                 190       2,385,736          1.9
  RESTAURANTS
Kentucky Fried Chicken Japan        102,000       1,823,807          1.5
  RESTAURANTS
                                             --------------
                                                 14,477,750
                                             --------------

Equity                                           Market        % of Net
Investments                      Shares          Value        Assets(a)
-------------------------------------------------------------------------
Health Care (10.2%)
-----------------------------------------------------------
Takeda Chemical Industries          440,000      $5,348,066         4.3
  PHARMACEUTICALS
Sankyo Co., Ltd.                    150,000       3,736,816          3.0
  PHARMACEUTICALS
Olympus Optical Co., Ltd.           330,000       3,613,260          2.9
  MEDICAL TECHNOLOGY & SUPPLIES
                                             --------------
                                                 12,698,142
                                             --------------
Conglomerates (5.5%)
-----------------------------------------------------------
Ito-Yokado Co., Ltd.                130,000       6,960,321          5.5
  CONGLOMERATE
                                             --------------
                                                  6,960,321
                                             --------------

Capital Goods (2.9%)
-----------------------------------------------------------
Enomoto Co., Ltd.                    67,000       1,871,020          1.5
  INDUSTRIAL COMPONENTS
Kato Spring Works                   300,000       1,765,947          1.4
  INDUSTRIAL COMPONENTS
Yurtec Corp.                          1,000          22,803           --
  CONSTRUCTION
Japan Foundation Engineering            900          18,714           --
  CONSTRUCTION
NEC System Integration &
 Construction                           500          13,109           --
  CONSTRUCTION
                                             --------------
                                                  3,691,593
                                             --------------
Materials/Basic Industries (2.2%)
-----------------------------------------------------------
Toyo Exterior                       100,000       2,722,250          2.2
  BUILDING MATERIALS & COMPONENT
                                             --------------
                                                  2,722,250
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Equity Investments
 (cost $82,728,269)........................      89,975,975         71.6
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fixed Income                    Principal
Investments                      Amount
-------------------------------------------------------------------------
Austrian Republic, 4.5% due
 9/28/05                        830,000,000       8,168,684         6.5
  AUSTRIAN GOVERNMENT BOND
International Bank of
 Reconstruction and
 Development, 5.25% due
 3/20/02                        675,000,000       7,085,635          5.7
  SUPRANATIONAL BOND

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 98

                         G.T. GLOBAL JAPAN GROWTH FUND

Fixed Income                    Principal        Market        % of Net
Investments                      Amount          Value        Assets(a)
-------------------------------------------------------------------------
European Investment Bank,
 5.875% due 11/26/99            450,000,000      $4,878,579         3.9
  SUPRANATIONAL BOND
Credit National, 6.125% due
 11/10/98                       400,000,000       4,314,415          3.5
  FRENCH CORPORATE BOND
Republic of Finland, 6% due
 1/29/02                        300,000,000       3,271,974          2.6
  FINNISH GOVERNMENT BOND
Kingdom of Spain, 5.75% due
 3/23/02                        300,000,000       3,225,264          2.6
  SPANISH GOVENMENT BOND
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Fixed Income Investments
 (cost $28,507,605)........................     $30,944,551         24.8
-------------------------------------------------------------------------
-------------------------------------------------------------------------

   Put Options on Indices      Underlying        Market        % of Net
           (0.0%)                Amount          Value        Assets(a)
-------------------------------------------------------------------------
Simex Nikkei put option,
 strike price 19000, expires
 02/09/95(c)                         50,000         $32,647          --
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Options (cost $51,743)...............          32,647          --
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Investments
 (cost $111,287,617)*......................     120,953,173        96.4
Other Assets and Liabilities...............       4,468,286         3.6
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Net Assets.................................    $125,421,459       100.0
-------------------------------------------------------------------------
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $125,421,459.
(b)  U.S. currency denominated.
(c)  Non-income producing security.
(d) This security is a U.S. stock of which approximately 62.5% of its outstanding stock is owned by Ito-Yokado Co., Ltd.
* For Federal income tax purposes, cost is $111,484,017 and appreciation (depreciation) of securities is as follows:

           Unrealized appreciation:          $15,069,557
           Unrealized depreciation:           (5,600,401)
                                             -----------
           Net unrealized appreciation:      $ 9,469,156
                                             -----------
                                             -----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1994

                                                                                 Market Value
                                                                                     (U.S.       Contract   Delivery    Unrealized
Contracts to Sell:                                                                 Dollars)       Price       Date     Appreciation
-------------------------------------------------------------------------------  -------------  ----------  ---------  ------------
Japanese Yen...................................................................    38,771,266     96.84500   2/15/95    $  880,756
Japanese Yen...................................................................    29,223,282     96.60000   2/15/95       739,658
                                                                                 -------------                         ------------
Total Contracts to Sell (Receivable amount $69,614,962)........................    67,994,548                            1,620,414
                                                                                 -------------                         ------------
The value of Contracts to Sell as a Percentage of Net Assets is 54.2%.

Contracts to Buy:
-------------------------------------------------------------------------------
Japanese Yen...................................................................     6,029,986     99.54000   2/15/95        29,986
                                                                                 -------------                         ------------
Total Contracts to Buy (Payable amount $6,000,000).............................     6,029,986                               29,986
                                                                                 -------------                         ------------
The value of Contracts to Buy as a Percentage of Net Assets is 4.8%.
    Total Open Forward Foreign Currency Contracts, Net.........................                                         $1,650,400
                                                                                                                       ------------
                                                                                                                       ------------

----------------
See Note 1 of the financial statements.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 99

                         G.T. GLOBAL JAPAN GROWTH FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1994

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $111,287,617) (Note 1).....................................
                                                                                                         $ 120,953,173
  Foreign currency (cost $614,318).....................................................................
                                                                                                               619,559
  Receivable for securities sold.......................................................................
                                                                                                             4,269,973
  Receivable for Fund shares sold......................................................................
                                                                                                             1,668,304
  Receivable for open forward foreign currency contracts, net (Note 1).................................
                                                                                                             1,650,400
  Interest receivable..................................................................................
                                                                                                               559,169
  Dividends and dividend withholding tax reclaims receivable...........................................
                                                                                                                15,139
  Prepaid insurance....................................................................................
                                                                                                                 8,916
  Cash held as collateral for securities loaned (Note 1)...............................................
                                                                                                            20,725,300
                                                                                                         -------------
  Total assets.........................................................................................
                                                                                                           150,469,933
                                                                                                         -------------
Liabilities:
  Payable for Fund shares repurchased..................................................................
                                                                                                             3,008,740
  Payable for securities purchased.....................................................................
                                                                                                               542,881
  Due to custodian.....................................................................................
                                                                                                               411,897
  Payable for investment management and administration fees (Note 2)...................................
                                                                                                               101,426
  Payable for printing and postage expenses............................................................
                                                                                                                95,379
  Payable for service and distribution expenses (Note 2)...............................................
                                                                                                                50,860
  Payable for transfer agent fees (Note 2).............................................................
                                                                                                                42,569
  Payable for professional fees........................................................................
                                                                                                                24,374
  Payable for registration and filing fees.............................................................
                                                                                                                22,947
  Payable for custodian fees (Note 1)..................................................................
                                                                                                                10,563
  Payable for Trustees' fees and expenses (Note 2).....................................................
                                                                                                                 6,011
  Accrued expenses.....................................................................................
                                                                                                                 5,527
  Collateral for securities loaned (Note 1)............................................................
                                                                                                            20,725,300
                                                                                                         -------------
  Total liabilities....................................................................................
                                                                                                            25,048,474
                                                                                                         -------------
Net assets.............................................................................................
                                                                                                         $ 125,421,459
                                                                                                         -------------
                                                                                                         -------------
Class A:
Net asset value and redemption price per share
 ($98,066,119  DIVIDED BY 8,072,717 shares outstanding)................................................
                                                                                                         $       12.15
                                                                                                         -------------
                                                                                                         -------------
Maximum offering price per share
 (100/95.25 of $12.15)*................................................................................
                                                                                                         $       12.76
                                                                                                         -------------
                                                                                                         -------------
Class B:+
Net asset value and offering price per share
 ($27,355,340  DIVIDED BY 2,275,306 shares outstanding)................................................
                                                                                                         $       12.02
                                                                                                         -------------
                                                                                                         -------------
Net assets consist of:
  Paid in capital (Note 4).............................................................................
                                                                                                         $ 113,938,420
  Accumulated net realized gain on investments, options, and foreign currency transactions.............
                                                                                                               157,871
  Net unrealized appreciation on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts..........................................................................
                                                                                                             1,659,612
  Net unrealized appreciation of investments and options...............................................
                                                                                                             9,665,556
                                                                                                         -------------
  Total -- representing net assets applicable to capital shares outstanding............................
                                                                                                         $ 125,421,459
                                                                                                         -------------
                                                                                                         -------------

----------------
*    On sales of $50,000 or more, the offering price is reduced.
+ Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 100

                         G.T. GLOBAL JAPAN GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest..............................................................................................  $ 1,906,713
  Dividends (net of foreign withholding tax of $63,944).................................................      362,349
                                                                                                          -----------
  Total investment income...............................................................................    2,269,062
                                                                                                          -----------
Expenses:
  Investment management and administration fees (Note 2)................................................    1,345,064
  Service and distribution expenses: (Note 2)
    Class A...............................................................................  $    405,800
    Class B...............................................................................       220,123      625,923
                                                                                            ------------
  Transfer agent fees (Note 2)..........................................................................      470,668
  Custodian fees (Note 1)...............................................................................      223,755
  Printing and postage expenses.........................................................................      102,402
  Professional fees.....................................................................................       79,902
  Registration fees.....................................................................................       71,645
  Interest expense......................................................................................       70,706
  Trustees' fees and expenses (Note 2)..................................................................       19,180
                                                                                                          -----------
  Total expenses before expense reductions..............................................................    3,009,245
    Expense reductions (Notes 1 and 5)..................................................................     (162,795)
                                                                                                          -----------
  Total net expenses....................................................................................    2,846,450
                                                                                                          -----------
Net investment loss.....................................................................................     (577,388)
                                                                                                          -----------
Net realized and unrealized gain (loss) on investments, options and foreign currencies:
  (Note 1)
Net realized gain on investments and options..............................................     9,110,972
Net realized loss on foreign currency transactions........................................      (381,322)
                                                                                            ------------
Net realized gain during the period.....................................................................    8,729,650
Net change in unrealized appreciation on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and sold, foreign
  currency, and forward foreign currency contracts........................................      (528,496)
Net change in unrealized appreciation of investments and options..........................    (3,251,782)
                                                                                            ------------
Net unrealized depreciation.............................................................................   (3,780,278)
                                                                                                          -----------
Net realized and unrealized gain on investments, options and foreign currencies.........................    4,949,372
                                                                                                          -----------
Net increase in net assets resulting from operations....................................................  $ 4,371,984
                                                                                                          -----------
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 101

                         G.T. GLOBAL JAPAN GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1994   DECEMBER 31, 1993
                                                                                             ------------------  ------------------
Increase (decrease) in net assets
Operations:
  Net investment loss......................................................................
                                                                                               $     (577,388)    $       (281,615)
  Net realized gain on investments, options, and foreign currency transactions.............
                                                                                                    8,729,650           10,635,932
  Net change in unrealized appreciation (depreciation) on translation of dividends and dividend withholding tax reclaims receivable, interest receivable, securities purchased and sold, foreign currency, and forward foreign currency contracts......................
                                                                                                     (528,496)           2,185,617
  Net change in unrealized appreciation (depreciation) of investments and options..........
                                                                                                   (3,251,782)          17,921,247
                                                                                             ------------------  ------------------
  Net increase in net assets resulting from operations.....................................
                                                                                                    4,371,984           30,461,181
                                                                                             ------------------  ------------------
Class A:+
  Distribution to shareholders from: (Note 1)
    Net realized gain on investments.......................................................
                                                                                                   (1,687,150)           --
Class B:++
  Distribution to shareholders from: (Note 1)
    Net realized gain on investments.......................................................
                                                                                                     (462,102)           --
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................................
                                                                                                  422,096,027          149,874,803
  Decrease from capital shares repurchased.................................................
                                                                                                 (391,082,829)        (182,015,793)
                                                                                             ------------------  ------------------
Net increase (decrease) from capital share transactions....................................
                                                                                                   31,013,198          (32,140,990)
                                                                                             ------------------  ------------------
Total increase (decrease) in net assets....................................................
                                                                                                   33,235,930           (1,679,809)
Net assets:
  Beginning of year........................................................................
                                                                                                   92,185,529           93,865,338
                                                                                             ------------------  ------------------
  End of year..............................................................................
                                                                                               $  125,421,459     $     92,185,529
                                                                                             ------------------
                                                                                             ------------------  ------------------
                                                                                                                 ------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 102

                         G.T. GLOBAL JAPAN GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                             CLASS A+
                                                            -------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------
                                                             1994     1993    1992(A)   1991     1990
                                                            -------  -------  -------  -------  -------
Per Share Operating Performance:
Net asset value, beginning of period......................  $ 11.61  $  8.70  $ 11.16  $ 11.48  $ 16.39
                                                            -------  -------  -------  -------  -------
Net investment loss.......................................    (0.04)   (0.14)   (0.00)*   (0.09)   (0.05)++
Net realized and unrealized gain (loss) on investments....     0.79     3.05    (2.40)   (0.23)   (4.60)
                                                            -------  -------  -------  -------  -------
Net increase (decrease) from investment operations........     0.75     2.91    (2.40)   (0.32)   (4.65)
                                                            -------  -------  -------  -------  -------
Distributions:
  Net realized gain on investments........................    (0.21)   (0.00)   (0.06)   (0.00)   (0.26)
                                                            -------  -------  -------  -------  -------
    Total distributions...................................    (0.21)   (0.00)   (0.06)   (0.00)   (0.26)
                                                            -------  -------  -------  -------  -------
Net asset value, end of period............................  $ 12.15  $ 11.61  $  8.70  $ 11.16  $ 11.48
                                                            -------  -------  -------  -------  -------
                                                            -------  -------  -------  -------  -------
Total investment return (d)...............................     6.56%    33.5%   (21.5)%    (2.8)%   (28.7)%
                                                            -------  -------  -------  -------  -------
                                                            -------  -------  -------  -------  -------
Ratios and supplemental data:
Net assets, end of period (in 000's)......................  $98,066  $88,487  $93,865  $61,519  $51,693
Ratio of net investment loss to average net assets........    (0.32)%    (0.3)%    (0.0)%*    (1.5)%    (1.2)%++
Ratio of expenses to average net assets...................     1.91%     2.1%     2.2%*     2.2%     2.2%++
Ratio of expenses to average net assets before expense
  reductions..............................................     2.03%      --%      --%      --%      --%
Portfolio turnover rate+++................................       49%     104%     115%     251%     138%

                                                                  CLASS B++
                                                            ---------------------
                                                                       APRIL 1,
                                                                         1993
                                                                          TO
                                                                     DECEMBER 31,
                                                             1994        1993
                                                            -------  ------------
Per Share Operating Performance:
Net asset value, beginning of period......................  $ 11.57     $ 9.85
                                                            -------  ------------
Net investment loss.......................................    (0.13)     (0.18)
Net realized and unrealized gain (loss) on investments....     0.79       1.90
                                                            -------  ------------
Net increase (decrease) from investment operations........     0.66       1.72
                                                            -------  ------------
Distributions:
  Net realized gain on investments........................    (0.21)     (0.00)
                                                            -------  ------------
    Total distributions...................................    (0.21)     (0.00)
                                                            -------  ------------
Net asset value, end of period............................  $ 12.02     $11.57
                                                            -------  ------------
                                                            -------  ------------
Total investment return (d)...............................     5.81%      17.5%(b)
                                                            -------  ------------
                                                            -------  ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)......................  $27,355     $3,699
Ratio of net investment loss to average net assets........    (0.97)%      (0.9)%(c)
Ratio of expenses to average net assets...................     2.56%       2.7%(c)
Ratio of expenses to average net assets before expense
  reductions..............................................     2.68%        --%
Portfolio turnover rate+++................................       49%       104%

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by G.T. Capital Management, Inc. of the Fund Class A operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.3% and the ratio of net investment loss to average net assets would have been (0.1)% (See Note 2).
++ Includes reimbursement by G.T. Capital Management, Inc. of the Fund Class A operating expenses of $0.01. Without such reimbursement, the ratio of expenses to average net assets would have been 2.4% and the ratio of net investment loss to average net assets would have been (1.35)% (See Note 2).
(a) These selected per share data were calculated based upon weighted average shares outstanding during the year.
(b)  Not annualized.
(c)  Annualized.
(d)  Total investment return does not include sales charges.

                  Statement of Additional Information Page 103

                         G.T. GLOBAL JAPAN GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global Japan Growth Fund ("Fund"), formerly G.T. Japan Growth Fund, is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or, in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type. However, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for foreign exchange translation and market fluctuations, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B)  FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

As of January 1, 1994, the Fund adopted Statement of Position 93-4: "Foreign Currency Accounting and Financial Statement Presentation for Investment Companies." As permitted under the SOP, the Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Certain 1993 amounts have been reclassified for consistency in financial statement presentation.

                  Statement of Additional Information Page 104

                         G.T. GLOBAL JAPAN GROWTH FUND

(C)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(D)  FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases or sales of securities or to hedge the value of portfolio securities denominated in a foreign currency.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or, in the case of an over-the-counter option, is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund uses options in order to manage its exposure to currency levels and interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying securitiy or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The

                  Statement of Additional Information Page 105

                         G.T. GLOBAL JAPAN GROWTH FUND
cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H)  PORTFOLIO SECURITIES LOANED
At December 31, 1994, stocks with an aggregate value of approximately $19,708,469 were on loan to brokers. The loans were secured by cash collateral of $20,725,300, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1994, the Fund received fees of $125,858 which were used to reduce custodian fees.

(I)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, and unrealized appreciation of securities held, or for excise tax on income and capital gains.

(J)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K)  FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. These risks of investing in foreign markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to G.T. Capital at the following annualized rates: 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% of the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $23,730 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. During the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of $88,454. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate

                  Statement of Additional Information Page 106

                         G.T. GLOBAL JAPAN GROWTH FUND
distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.25% and 2.90% of the average daily net assets of the Fund's Class A and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $88,000,946 and $61,412,768, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                  Statement of Additional Information Page 107

                         G.T. GLOBAL JAPAN GROWTH FUND

4.  CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                    YEAR ENDED                  YEAR ENDED
                                                                                DECEMBER 31, 1994           DECEMBER 31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------
CLASS A
Shares sold...............................................................   26,403,403  $ 337,405,704   13,412,344  $ 144,749,056
Shares issued in connection with reinvestment of distributions............      119,477      1,396,969      --            --
                                                                            -----------  -------------  -----------  -------------
                                                                             26,522,880    338,802,673   13,412,344    144,749,056
Shares repurchased........................................................  (26,071,333)  (332,875,892) (16,577,099)  (180,533,651)
                                                                            -----------  -------------  -----------  -------------
Net increase (decrease)...................................................      451,547  $   5,926,781   (3,164,755) $ (35,784,595)
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------


                                                                                                              APRIL 1, 1993
                                                                                    YEAR ENDED                      TO
                                                                                DECEMBER 31, 1994           DECEMBER 31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------
CLASS B
Shares sold...............................................................    6,416,496  $  82,933,091      448,340  $   5,125,747
Shares issued in connection with reinvestment of distributions............       31,084        360,263      --            --
                                                                            -----------  -------------  -----------  -------------
                                                                              6,447,580     83,293,354      448,340      5,125,747
Shares repurchased........................................................   (4,491,860)   (58,206,937)    (128,754)    (1,482,142)
                                                                            -----------  -------------  -----------  -------------
Net increase..............................................................    1,955,720  $  25,086,417      319,586  $   3,643,605
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------

5. EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1994, the Fund's expenses were reduced by $36,937 under these arrangements.

                  Statement of Additional Information Page 108

                        G.T. GLOBAL AMERICA GROWTH FUND

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT

To the Shareholders and Board of Trustees of G.T. Global Growth Series:

We have audited the accompanying statement of assets and liabilities of G.T. Global America Growth Fund, one of the funds organized as a series of G.T. Global Growth Series, including the schedule of portfolio investments, as of December 31, 1994 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1991 were audited by other auditors whose report dated January 31, 1992 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of G.T. Global America Growth Fund as of December 31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 10, 1995

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 109

                        G.T. GLOBAL AMERICA GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

                                                Market        % of Net
Equity Investments                Shares        Value        Assets(a)
------------------------------------------------------------------------
Semiconductors (15.3%)
----------------------------------------------------------
Lattice Semiconductor Corp. (b)    428,600      $7,179,050         2.6
Applied Materials Inc. (b)         167,700       7,085,325         2.6
Integrated Device Technology
 Inc. (b)                          216,600       6,389,700         2.3
Cirrus Logic Inc. (b)              277,300       6,239,250         2.2
Dallas Semiconductor Corp. (b)     328,100       5,454,663         2.0
Microchip Technology Inc. (b)      152,806       4,202,165         1.5
S3 Incorporated (b)                247,300       3,894,975         1.4
Lam Research Corp. (b)              48,700       1,814,075         0.7
                                            --------------
                                                42,259,203
                                            --------------
Services (10.1%)
----------------------------------------------------------
Proffitt's Inc. (b)                247,800       5,513,550          2.0
  RETAILERS - OTHER
United Video Satellite Group
 Inc. Class A (b)                  199,200       4,780,800          1.7
  CABLE TELEVISION
Equity Inns Inc.                   428,300       4,711,300          1.7
  LEISURE & TOURISM
Savoy Pictures Entertainment
 Inc. (b)                          600,000       3,900,000          1.4
  LEISURE & TOURISM
Friedman's Inc. Class A (b)        219,600       3,788,100          1.4
  RETAILERS - OTHER
Rio Hotel & Casino Inc. (b)        303,800       3,683,575          1.3
  LEISURE & TOURISM
The Buckle Inc. (b)                157,900       1,697,425          0.6
  RETAILERS - APPAREL
                                            --------------
                                                28,074,750
                                            --------------
Finance (9.9%)
----------------------------------------------------------
Leader Financial Corp. (b)         314,800       6,492,750          2.4
  SAVINGS & LOAN
Advanta Corp. Class B              249,100       6,289,775          2.3
  CONSUMER FINANCE
Mid-America Apartment
 Communities Inc.                  169,700       4,539,475          1.6
  REAL ESTATE
Signet Banking Corp.               133,900       3,832,888          1.4
  BANKS - REGIONAL
Trans Financial Bancorp Inc.       178,433       2,319,629          0.8
  SAVINGS & LOAN
RFS Hotel Investors Inc.           152,100       2,224,463          0.8
  REAL ESTATE

                                                Market        % of Net
Equity Investments                Shares        Value        Assets(a)
------------------------------------------------------------------------
Capitol American Financial
 Corp.                              72,600      $1,669,800         0.6
  INSURANCE/MULTI-LINE
                                            --------------
                                                27,368,780
                                            --------------
Technology (9.3%)
----------------------------------------------------------
Seagate Technology (b)             336,400       8,073,600          2.9
  COMPUTERS & PERIPHERALS
BMC Software Inc. (b)              126,700       7,206,063          2.6
  SOFTWARE
Cisco Systems Inc. (b)             176,900       6,213,613          2.3
  NETWORKING
Excalibur Technology Corp.
 (b)(c)                            365,000       2,098,750          0.8
  SOFTWARE
Cabletron System Inc. (b)           43,900       2,041,350          0.7
  NETWORKING
                                            --------------
                                                25,633,376
                                            --------------
Consumer Non-Durables (8.4%)
----------------------------------------------------------
Haggar Corp.                       351,000       8,862,750          3.2
  TEXTILES & APPAREL
Premark International Inc.         143,900       6,439,985          2.3
  HOUSEHOLD PRODUCTS
Varsity Spirit Corp. (b)           228,100       4,162,825          1.5
  TEXTILES & APPAREL
Drypers Corp. (b)                  312,800       3,910,000          1.4
  PERSONAL CARE/COSMETICS
                                            --------------
                                                23,375,560
                                            --------------
Consumer Durables (5.5%)
----------------------------------------------------------
Eaton Corp.                        158,900       7,864,404          2.8
  AUTO PARTS
Lifetime Hoan Corp. (b)            320,008       3,760,089          1.4
  APPLIANCES & HOUSEHOLD DURABLES
Syratech Corp. (b)                 195,800       3,597,825          1.3
  APPLIANCES & HOUSEHOLD DURABLES
                                            --------------
                                                15,222,318
                                            --------------
Health Care (4.9%)
----------------------------------------------------------
Health Systems International
 Inc. Class A (b)                  232,900       7,074,338          2.5
  HEALTH CARE SERVICES
Grancare Inc. (b)                  137,200       2,401,000          0.9
  HEALTH CARE SERVICES
Abaxis Inc. (b)                    672,600       2,101,875          0.8
  MEDICAL TECHNOLOGY & SUPPLIES
Nellcor Inc. (b)                    58,600       1,933,800          0.7
  MEDICAL TECHNOLOGY & SUPPLIES
                                            --------------
                                                13,511,013
                                            --------------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 110

                        G.T. GLOBAL AMERICA GROWTH FUND

                                                Market        % of Net
Equity Investments                Shares        Value        Assets(a)
------------------------------------------------------------------------
Capital Goods (0.7%)
----------------------------------------------------------
OfficeMax Inc. (b)                  77,700      $2,059,050         0.7
  OFFICE EQUIPMENT
                                            --------------
                                                 2,059,050
------------------------------------------------------------------------
------------------------------------------------------------------------
Total Equity Investments
 (cost $160,685,039)......................     177,504,050         64.1
------------------------------------------------------------------------
------------------------------------------------------------------------
                                 Principal
Short-Term Investments            Amount
------------------------------------------------------------------------
Treasury Bills (21.7%)
----------------------------------------------------------
United States Treasury Bill,
 yield 1.014%, due 1/5/95
 (cost $59,993,333) ........... 60,000,000      59,993,333         21.7

                                                Market        % of Net
Short-Term Investments                          Value        Assets(a)
------------------------------------------------------------------------
Repurchase Agreement (18.0%)
----------------------------------------------------------
Dated December 30, 1994 with State Street
 Bank and Trust Company, due January 3,
 1995, for an effective yield of 5.25%
 collateralized by $50,010,000 United
 States Treasury Notes, 6.25% due 8/31/96.
 (Market value $50,024,937 including
 accrued interest) (cost $50,019,585).....
                                               $50,019,585         18.0
------------------------------------------------------------------------
------------------------------------------------------------------------
Total Investments (cost $270,697,957)*....
                                               287,516,968        103.8
Other Assets and Liabilities..............     (10,519,525)        (3.8 )
------------------------------------------------------------------------
------------------------------------------------------------------------
Net Assets................................    $276,997,443        100.0
------------------------------------------------------------------------
------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a)  Percentages indicated are based on net assets of $276,997,443.
(b)  Non-income producing security.
(c) The following is a restricted security bought from a private placement and is subject to restriction from public resale:

                                                          Market Value
                      Acquisition                          Per Share
                         Date       Shares      Cost      at 12/31/94
                      -----------   -------  ----------  --------------
Excalibur Technology
 Corp...............    4/19/94     365,000  $2,920,000      $ 5.75
* For Federal Income tax purposes, cost is $271,106,009 and appreciation (depreciation) of securities is as follows:

     Unrealized appreciation:                  $26,383,842
     Unrealized depreciation:                   (9,972,883)
                                               -----------
     Net unrealized appreciation:              $16,410,959
                                               -----------
                                               -----------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 111

                        G.T. GLOBAL AMERICA GROWTH FUND

                              STATEMENT OF ASSETS
                                AND LIABILITIES

                               December 31, 1994

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $220,678,372) (Note 1).....................................
                                                                                                         $ 237,497,383
  Repurchase Agreement, at value (cost $50,019,585) (Note 1)...........................................
                                                                                                            50,019,585
  Cash.................................................................................................
                                                                                                                   566

  Receivable for Fund shares sold......................................................................
                                                                                                             5,536,661
  Receivable for securities sold.......................................................................
                                                                                                             1,341,558
  Dividends receivable.................................................................................
                                                                                                                94,226
  Other assets.........................................................................................
                                                                                                                   393
                                                                                                         -------------
  Total assets.........................................................................................
                                                                                                           294,490,372
                                                                                                         -------------
Liabilities:
  Payable for securities purchased.....................................................................
                                                                                                            12,900,984
  Payable for Fund shares repurchased..................................................................
                                                                                                             4,138,787
  Payable for investment management and administration fees (Note 2)...................................
                                                                                                               154,109
  Payable for service and distribution expenses (Note 2)...............................................
                                                                                                               111,755
  Payable for printing and postage expenses............................................................
                                                                                                                67,003
  Payable for registration fees........................................................................
                                                                                                                57,398
  Payable for professional fees........................................................................
                                                                                                                26,751
  Payable for custodian fees...........................................................................
                                                                                                                20,398
  Payable for Trustees' fees and expenses (Note 2).....................................................
                                                                                                                 2,047
  Accrued expenses.....................................................................................
                                                                                                                13,697
                                                                                                         -------------
  Total liabilities....................................................................................
                                                                                                            17,492,929
                                                                                                         -------------
Net assets.............................................................................................
                                                                                                         $ 276,997,443
                                                                                                         -------------
                                                                                                         -------------
Class A:
Net asset value and redemption price per share
 ($196,937,385  DIVIDED BY 11,130,828 shares outstanding)..............................................
                                                                                                         $       17.69
                                                                                                         -------------
                                                                                                         -------------
Maximum offering price per share
 (100/95.25 of $17.69)*................................................................................
                                                                                                         $       18.57
                                                                                                         -------------
                                                                                                         -------------
Class B:+
Net asset value and offering price per share
 ($80,060,058  DIVIDED BY 4,575,521 shares outstanding)................................................
                                                                                                         $       17.50
                                                                                                         -------------
                                                                                                         -------------
Net assets consist of:
  Paid in capital (Note 4).............................................................................
                                                                                                         $ 257,081,753
  Undistributed net investment income..................................................................
                                                                                                                39,441
  Accumulated net realized gain on investments.........................................................
                                                                                                             3,057,238
  Net unrealized appreciation of investments...........................................................
                                                                                                            16,819,011
                                                                                                         -------------
  Total -- representing net assets applicable to capital shares outstanding............................
                                                                                                         $ 276,997,443
                                                                                                         -------------
                                                                                                         -------------

----------------
*    On sales of $50,000 or more, the offering price is reduced.
+ Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 112

                        G.T. GLOBAL AMERICA GROWTH FUND

                            STATEMENT OF OPERATIONS

                      For the year ended December 31, 1994

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Interest..............................................................................................  $ 2,273,157
  Dividends.............................................................................................      902,998
                                                                                                          -----------
  Total investment income...............................................................................    3,176,155
                                                                                                          -----------
Expenses:
  Investment management and administration fees (Note 2)................................................    1,283,893
  Service and distribution expenses: (Note 2)
    Class A..................................................................................  $ 526,699
    Class B..................................................................................    266,032      792,731
                                                                                               ---------
  Transfer agent fees (Note 2)..........................................................................      516,252
  Registration fees.....................................................................................      123,748
  Custodian fees........................................................................................       88,580
  Printing and postage expenses.........................................................................       72,429
  Professional fees.....................................................................................       69,311
  Trustees' fees and expenses (Note 2)..................................................................       15,220
                                                                                                          -----------
  Total expenses before reductions......................................................................    2,962,164
    Expense reductions (Note 5)..............................................................                  (2,813)
                                                                                                          -----------
  Total net expenses.........................................................................               2,959,351
                                                                                                          -----------
Net investment income...................................................................................      216,804
                                                                                                          -----------
Net realized and unrealized gain on investments:
Net realized gain on investments........................................................................   24,664,201
Net change in unrealized appreciation of investments....................................................    1,064,481
                                                                                                          -----------
Net realized and unrealized gain on investments.........................................................   25,728,682
                                                                                                          -----------
Net increase in net assets resulting from operations....................................................  $25,945,486
                                                                                                          -----------
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 113

                        G.T. GLOBAL AMERICA GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                                 YEAR ENDED          YEAR ENDED
                                                                                             DECEMBER 31, 1994   DECEMBER 31, 1993
                                                                                             ------------------  ------------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss).............................................................
                                                                                               $      216,804     $     (1,042,830)
  Net realized gain on investments.........................................................
                                                                                                   24,664,201           12,855,768
  Net change in unrealized appreciation (depreciation) of investments......................
                                                                                                    1,064,481           (5,894,468)
                                                                                             ------------------  ------------------
  Net increase in net assets resulting from operations.....................................
                                                                                                   25,945,486            5,918,470
                                                                                             ------------------  ------------------
Class A:+
Distributions to shareholders from: (Note 1)
  Net investment income....................................................................
                                                                                                     (177,363)           --
  Net realized gain on investments.........................................................
                                                                                                  (18,246,884)          (9,010,079)
Class B:++
Distributions to shareholders from: (Note 1)
  Net investment income....................................................................
                                                                                                     --                  --
  Net realized gain on investments.........................................................
                                                                                                   (7,094,970)            (134,310)
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................................
                                                                                                  842,423,864          434,055,605
  Decrease from capital shares repurchased.................................................
                                                                                                 (684,302,549)        (479,091,372)
                                                                                             ------------------  ------------------
Net increase (decrease) from capital share transactions....................................
                                                                                                  158,121,315          (45,035,767)
                                                                                             ------------------  ------------------
Total increase (decrease) in net assets....................................................
                                                                                                  158,547,584          (48,261,686)
Net assets:
  Beginning of year........................................................................
                                                                                                  118,449,859          166,711,545
                                                                                             ------------------  ------------------
  End of year..............................................................................
                                                                                               $  276,997,443     $    118,449,859
                                                                                             ------------------
                                                                                             ------------------  ------------------
                                                                                                                 ------------------

----------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.

    The accompanying notes are an integral part of the financial statements.

                  Statement of Additional Information Page 114

                        G.T. GLOBAL AMERICA GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                       CLASS A+
                                                               --------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
                                                                1994(C)          1993            1992            1991
                                                               ---------       ---------       ---------       --------
Per Share Operating Performance:
Net asset value, beginning of period.....................      $  17.17        $     17.12     $     14.13     $    11.89
                                                               ---------       ---------       ---------       --------
Net investment income (loss).............................             0.04           (0.21)          (0.11)          0.01
Net realized and unrealized gain (loss)
 on investments..........................................             2.55            1.56            4.54           2.28
                                                               ---------       ---------       ---------       --------
Net increase (decrease) in net asset value resulting from
 investment operations...................................          2.59               1.35            4.43           2.29
                                                               ---------       ---------       ---------       --------
Distributions:
  Net investment income..................................            (0.02)          (0.00)          (0.00)         (0.01)
  Net realized gain on investments.......................            (2.05)          (1.30)          (1.44)         (0.04)
                                                               ---------       ---------       ---------       --------
    Total distributions..................................            (2.07)          (1.30)          (1.44)         (0.05)
                                                               ---------       ---------       ---------       --------
Net asset value, end of period...........................      $     17.69     $     17.17     $     17.12     $    14.13
                                                               ---------       ---------       ---------       --------
                                                               ---------       ---------       ---------       --------
Total investment return (d)..............................         15.69%            8.3%           31.7%          19.3%
                                                               ---------       ---------       ---------       --------
                                                               ---------       ---------       ---------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's).....................      $196,937        $116,468        $166,712        $88,041
Ratio of net investment income (loss) to average
 net assets..............................................          0.17%           (0.7)%          (1.1)%          0.0%
Ratio of expenses to average net assets..................          1.58%            1.6%            1.8%           1.7%
Ratio of expenses to average net assets before expense
 reductions..............................................             1.58%          --%             --%            --%
Portfolio turnover rate+++...............................           102%             92%            114%           156%



                                                             1990
                                                           --------
Per Share Operating Performance:
Net asset value, beginning of period.....................  $    12.84
                                                           --------
Net investment income (loss).............................       (0.01)
Net realized and unrealized gain (loss)
 on investments..........................................       (0.94)
                                                           --------
Net increase (decrease) in net asset value resulting from
 investment operations...................................       (0.95)
                                                           --------
Distributions:
  Net investment income..................................       (0.00)
  Net realized gain on investments.......................       (0.00)
                                                           --------
    Total distributions..................................       (0.00)
                                                           --------
Net asset value, end of period...........................  $    11.89
                                                           --------
                                                           --------
Total investment return (d)..............................     (7.4)    %
                                                           --------
                                                           --------
Ratios and supplemental data:
Net assets, end of period (in 000's).....................  $65,413
Ratio of net investment income (loss) to average
 net assets..............................................     (0.1)    %
Ratio of expenses to average net assets..................      2.0%
Ratio of expenses to average net assets before expense
 reductions..............................................       --%
Portfolio turnover rate+++...............................      145%

                                                                        CLASS B++
                                                               ---------------------------
                                                                                APRIL 1,
                                                                                  1993
                                                                                   TO
                                                                              DECEMBER 31,
                                                               1994(C)            1993
                                                               --------       ------------
Per Share Operating Performance:
Net asset value, beginning of period.....................      $ 17.09           $   15.90
                                                               --------       ------------
Net investment income (loss).............................           (0.09)           (0.29)
Net realized and unrealized gain (loss)
 on investments..........................................            2.55             2.78
                                                               --------       ------------
Net increase (decrease) in net asset value resulting from
 investment operations...................................            2.46             2.49
                                                               --------       ------------
Distributions:
  Net investment income..................................           (0.00)           (0.00)
  Net realized gain on investments.......................           (2.05)           (1.30)
                                                               --------       ------------
    Total distributions..................................           (2.05)           (1.30)
                                                               --------       ------------
Net asset value, end of period...........................      $    17.50        $   17.09
                                                               --------       ------------
                                                               --------       ------------
Total investment return (d)..............................        15.06%            16.1%(a)
                                                               --------       ------------
                                                               --------       ------------
Ratios and supplemental data:
Net assets, end of period (in 000's).....................      $80,060           $1,982
Ratio of net investment income (loss) to average
 net assets..............................................        (0.48)%           (1.3)%(b)
Ratio of expenses to average net assets..................         2.23%             2.2%(b)
Ratio of expenses to average net assets before expense
 reductions..............................................            2.23%           --%
Portfolio turnover rate+++...............................          102%              92%

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
++   Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)  Not annualized.
(b)  Annualized.
(c) These selected per share data were calculated based upon weighted shares outstanding during the year.
(d)  Total investment return does not include sales charges.

                  Statement of Additional Information Page 115

                        G.T. GLOBAL AMERICA GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS

                               December 31, 1994

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global America Growth Fund ("Fund"), formerly G.T. America Growth Fund, is a separate series of G.T. Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has six series of shares of beneficial interest outstanding, each series corresponding to a distinct portfolio of investments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  PORTFOLIO VALUATION
The Fund calculates the net asset value of and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or, in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by G.T. Capital Management, Inc. ("G.T. Capital") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B)  REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be paid to the Fund under each agreement at its maturity.

(C)  OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last settlement price, or, in the case of an over-the-counter option, is valued at the bid price obtained from a broker. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which for a call requires that the Fund hold the underlying security, and for a put requires the Fund to set aside cash, U.S. government securities or other liquid, high grade debt securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the

                  Statement of Additional Information Page 116

                        G.T. GLOBAL AMERICA GROWTH FUND
closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(D)  FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on an identified cost basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(F)  TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

For corporate shareholders, 3.8% of the net investment income and short-term gain dividends paid during the Fund's year ended December 31, 1994 qualified for the dividends received deduction.

(G)  DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(H)  RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments.

2. RELATED PARTIES
G.T. Capital is the Fund's investment manager and administrator. The Fund pays investment management and administration fees to G.T. Capital at the following annualized rates of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

G.T. Global Financial Services, Inc. ("G.T. Global"), an affiliate of G.T. Capital, serves as the Fund's

                  Statement of Additional Information Page 117

                        G.T. GLOBAL AMERICA GROWTH FUND
distributor. The Fund offers Class A shares and Class B shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. G.T. Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1994, G.T. Global retained $80,807 of such sales charges. G.T. Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, G.T. Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSCs"), in accordance with the Fund's current prospectus. For the year ended December 31, 1994, G.T. Global collected CDSCs in the amount of $130,809. In addition, G.T. Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses G.T. Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for G.T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for G.T. Global expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for G..T. Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for G.T. Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Capital and G.T. Global voluntarily have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00% and 2.65% of the average daily net assets of the Fund's Class A shares and Class B shares, respectively. If necessary, this limitation will be effected by waivers by G.T. Capital of investment management and administration fees, waivers by G.T. Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by G.T. Capital or G.T. Global of portions of the Fund's other operating expenses.

G.T. Global Investor Services, Inc. ("G.T. Services"), an affiliate of G.T. Capital and G.T. Global, is the transfer agent of the Fund.

The Company pays each of its Trustees who is not an employee, officer or director of G.T. Capital, G.T. Global or G.T. Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1994, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $179,755,298 and $130,213,517, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

                  Statement of Additional Information Page 118

                        G.T. GLOBAL AMERICA GROWTH FUND

4.  CAPITAL SHARES
At December 31, 1994, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                                                    YEAR ENDED                  YEAR ENDED
                                                                                DECEMBER 31, 1994           DECEMBER 31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------

CLASS A
Shares sold...............................................................   37,768,865  $ 699,605,033   25,915,034  $ 424,803,912
Shares issued in connection with reinvestment of distributions............      902,149     15,125,347      440,378      7,187,250
                                                                            -----------  -------------  -----------  -------------
                                                                             38,671,014    714,730,380   26,355,412    431,991,162
Shares repurchased........................................................  (34,322,058)  (638,933,258) (29,313,091)  (478,905,129)
                                                                            -----------  -------------  -----------  -------------
Net increase (decrease)...................................................    4,348,956  $  75,797,122   (2,957,679) $ (46,913,967)
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------


                                                                                                              APRIL 1, 1993
                                                                                    YEAR ENDED                      TO
                                                                                DECEMBER 31, 1994           DECEMBER 31, 1993
                                                                            --------------------------  --------------------------
                                                                              SHARES        AMOUNT        SHARES        AMOUNT
                                                                            -----------  -------------  -----------  -------------
CLASS B
Shares sold...............................................................    6,565,639  $ 121,728,093      119,722  $   1,949,748
Shares issued in connection with reinvestment of distributions............      359,927      5,965,391        7,054        114,695
                                                                            -----------  -------------  -----------  -------------
                                                                              6,925,566    127,693,484      126,776      2,064,443
Shares repurchased........................................................   (2,466,010)   (45,369,291)     (10,811)      (186,243)
                                                                            -----------  -------------  -----------  -------------
Net increase..............................................................    4,459,556  $  82,324,193      115,965  $   1,878,200
                                                                            -----------  -------------  -----------  -------------
                                                                            -----------  -------------  -----------  -------------

5.  EXPENSE REDUCTIONS
G.T. Capital has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1994, the Fund's expenses were reduced by $2,813 under these arrangements.

--------------

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $5,754,456 as capital gain dividends for the taxable year ended December 31, 1994.

                  Statement of Additional Information Page 119

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

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                  Statement of Additional Information Page 120

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                  Statement of Additional Information Page 121

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

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                  Statement of Additional Information Page 122

                             GT GLOBAL GROWTH FUNDS

                                     NOTES

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                  Statement of Additional Information Page 123

                             GT GLOBAL GROWTH FUNDS

                             GT GLOBAL MUTUAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on large cap equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

[LOGO]

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. GLOBAL GROWTH SERIES, LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      EQUSX601MC